UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Balanced HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 64.3%
	Banks - 7.1%
1,207,570	Bank of America Corp.	$30,599,824
443,030	Citigroup, Inc.	32,226,002
416,650	JP Morgan Chase & Co.	39,794,241
170,040	PNC Financial Services Group, Inc.	22,916,291
698,280	Wells Fargo & Co.	38,510,142

		164,046,500

	Capital Goods - 4.8%
100,480	3M Co.	21,090,752
117,740	Caterpillar, Inc.	14,683,355
276,080	Eaton Corp. plc	21,200,183
256,120	Fortune Brands Home & Security, Inc.	17,218,948
198,240	Ingersoll-Rand plc	17,677,061
177,320	United Technologies Corp.	20,583,306

		112,453,605

	Commercial & Professional Services - 0.7%
1,009	Dun & Bradstreet Corp.	117,458
407,770	Nielsen Holdings plc	16,902,066

		17,019,524

	Consumer Durables & Apparel - 1.3%
273,630	NIKE, Inc. Class B	14,187,715
611,160	PulteGroup, Inc.	16,703,003

		30,890,718

	Consumer Services - 1.5%
297,896	Hilton Worldwide Holdings, Inc.	20,688,877
255,700	Norwegian Cruise Line Holdings Ltd.*	13,820,585

		34,509,462

	Diversified Financials - 1.8%
34,410	BlackRock, Inc.	15,384,367
555,410	Invesco Ltd.	19,461,567
172,280	Thomson Reuters Corp.	7,904,206

		42,750,140

	Energy - 3.9%
238,975	Chevron Corp.	28,079,562
87,500	Diamondback Energy, Inc.*	8,571,500
138,980	EOG Resources, Inc.	13,444,925
169,880	Exxon Mobil Corp.	13,926,762
325,150	Halliburton Co.	14,966,655
354,590	Suncor Energy, Inc.	12,421,288

		91,410,692

	Food, Beverage & Tobacco - 3.0%
308,234	British American Tobacco plc	19,296,591
168,916	Kraft Heinz Co.	13,099,436
328,240	Mondelez International, Inc. Class A	13,346,238
225,620	Philip Morris International, Inc.	25,046,076

		70,788,341

	Health Care Equipment & Services - 2.9%
324,555	Medtronic plc	25,240,642
154,380	UnitedHealth Group, Inc.	30,235,323
98,360	Universal Health Services, Inc. Class B	10,912,059

		66,388,024

	Household & Personal Products - 0.7%
267,200	Unilever N.V.	15,775,488

	Insurance - 2.6%
373,690	American International Group, Inc.	22,940,829
330,730	Marsh & McLennan Cos., Inc.	27,718,482

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

211,040	Unum Group	$10,790,475

		61,449,786

	Materials - 2.2%
454,550	DowDuPont, Inc.	31,468,496
335,900	International Paper Co.	19,085,838

		50,554,334

	Media - 1.7%
555,190	Comcast Corp. Class A	21,363,711
651,960	Viacom, Inc. Class B	18,150,567

		39,514,278

	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
129,150	Allergan plc	26,469,292
132,330	Amgen, Inc.	24,672,929
545,440	AstraZeneca plc ADR	18,479,507
439,590	Bristol-Myers Squibb Co.	28,019,467
161,100	Eisai Co., Ltd.	8,272,942
421,780	Merck & Co., Inc.	27,006,573
73,740	Roche Holding AG	18,849,429
145,886	UCB S.A.	10,397,036
81,710	Vertex Pharmaceuticals, Inc.*	12,423,188

		174,590,363

	Real Estate - 0.8%
646,544	Park Hotels & Resorts, Inc. REIT	17,818,753

	Retailing - 2.5%
11,702,200	Allstar Co.*(1)(2)(3)(4)	12
174,090	Home Depot, Inc.	28,474,160
527,010	Liberty Interactive Corp. QVC Group Class A*	12,421,626
8,240	Priceline Group, Inc.*	15,085,957
67,006	Tory Burch LLC*(1)(2)(3)(4)	2,966,363

		58,948,118

	Semiconductors & Semiconductor Equipment - 4.0%
214,850	Analog Devices, Inc.	18,513,625
884,700	Intel Corp.	33,689,376
275,570	Maxim Integrated Products, Inc.	13,147,445
525,760	QUALCOMM, Inc.	27,255,398

		92,605,844

	Software & Services - 8.5%
67,725	Alphabet, Inc. Class C*	64,955,725
255,540	Cognizant Technology Solutions Corp. Class A	18,536,872
664,400	eBay, Inc.*	25,552,824
195,250	Facebook, Inc. Class A*	33,362,367
730,440	Microsoft Corp.	54,410,475

		196,818,263

	Technology Hardware & Equipment - 4.1%
276,030	Apple, Inc.	42,541,743
1,029,110	Cisco Systems, Inc.	34,608,969
401,660	NetApp, Inc.	17,576,642

		94,727,354

	Transportation - 1.1%
210,510	Union Pacific Corp.	24,412,845

	Utilities - 1.6%
250,300	NextEra Energy, Inc.	36,681,465

	Total Common Stocks (cost $1,059,388,788)	$1,494,153,897

Asset & Commercial Mortgage Backed Securities - 4.1%
	Asset-Backed - Automobile - 0.6%
$ 345,000	ARI Fleet Lease Trust 1.91%, 04/15/2026(1)	$345,211
225,000	CarMax Auto Owner Trust 1.95%, 09/16/2019	225,276

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 1,964,119	Chesapeake Funding LLC 1 mo. USD LIBOR + 1.000%, 2.23%, 06/15/2028(1)(5)	$1,976,198
	Chesapeake Funding LLC
1,000,000	1 mo. USD LIBOR + 0.450%, 1.68%, 05/15/2029(1)(5)	1,002,469
1,305,000	1.91%, 08/15/2029(1)	1,303,196
	Enterprise Fleet Financing LLC
840,000	1.97%, 01/20/2023(1)	840,068
500,000	2.13%, 07/20/2022(1)	501,367
20,037	Exeter Automobile Receivables Trust 1.54%, 11/15/2019(1)	20,034
	First Investors Auto Owner Trust
472,449	1.67%, 11/16/2020(1)	472,467
440,646	1.86%, 10/15/2021(1)	440,366
515,000	Hyundai Auto Receivables Trust 2.48%, 03/15/2019	516,036
467,695	Prestige Auto Receivables Trust 1.91%, 04/15/2020(1)	468,072
	Santander Drive Auto Receivables Trust
155,904	1.97%, 11/15/2019	155,934
110,196	2.25%, 06/17/2019	110,310
200,372	2.33%, 11/15/2019	200,826
659,137	2.36%, 04/15/2020	660,155
532,275	2.57%, 03/15/2019	532,867
	Securitized Term Auto Receivables Trust
1,785,000	1.52%, 03/25/2020(1)	1,777,587
550,000	2.04%, 04/26/2021(1)	550,000
274,436	Westlake Automobile Receivables Trust 1.57%, 06/17/2019(1)	274,467
	Wheels SPV LLC
315,695	1.59%, 05/20/2025(1)	315,175
765,000	1.88%, 04/20/2026(1)	764,295

		13,452,376

	Asset-Backed - Credit Card - 0.5%
2,665,000	CARDS Trust 1 mo. LIBOR + 0.700%, 1.93%, 07/15/2021(1)(5)	2,676,336
3,275,000	Evergreen Credit Card Trust 1 mo. LIBOR + 0.720%, 1.95%, 04/15/2020(1)(5)	3,285,023
4,330,000	Trillium Credit Card Trust 1 mo. LIBOR + 0.720%, 1.96%, 05/26/2021(1)(5)	4,346,414

		10,307,773

	Asset-Backed - Finance & Insurance - 2.0%
4,890,000	Ally Master Owner Trust 1.60%, 10/15/2019	4,890,341
3,480,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 2.61%, 01/16/2030(1)(5)	3,503,170
	Bayview Opportunity Master Fund Trust
801,896	3.50%, 01/28/2055(1)(5)(6)	822,079
836,453	3.50%, 06/28/2057(1)(5)(6)	857,057
1,510,000	3.50%, 07/28/2057(1)(5)(6)	1,549,402
764,745	4.00%, 11/28/2053(1)(5)(6)	796,272
1,034,953	4.00%, 10/28/2064(1)(5)(6)	1,078,633
2,000,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.600%, 2.90%, 10/15/2026(1)(5)	2,011,024
2,000,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.600%, 2.90%, 04/18/2025(1)(5)	2,009,740
	CNH Equipment Trust
1,015,000	1.75%, 04/15/2021	1,015,296
	Ford Credit Floorplan Master Owner Trust
2,575,000	1.75%, 07/15/2021	2,556,994
430,000	2.09%, 03/15/2022(1)	430,976
1,040,000	GreatAmerica Leasing Receivables Funding LLC 2.36%, 01/20/2023(1)	1,039,178
4,000,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 1.120%, 2.43%, 07/20/2026(1)(5)	4,031,616
	MMAF Equipment Finance LLC

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 705,659	1.39%, 12/17/2018(1)	$705,515
590,000	1.73%, 05/18/2020(1)	590,173
1,000,000	2.21%, 12/15/2032(1)	992,768
	Nationstar HECM Loan Trust
486,084	1.97%, 05/25/2027(1)	486,186
490,000	2.04%, 09/25/2027(1)(5)(6)	490,000
3,825,000	Oaktree EIF Ltd. 3 mo. USD LIBOR + 1.150%, 2.47%, 11/15/2025(1)(5)	3,831,384
2,465,000	Octagon Loan Funding Ltd. 3 mo. USD LIBOR + 1.140%, 2.46%, 11/18/2026(1)(5)	2,470,204
	OneMain Financial Issuance Trust
440,000	3.66%, 02/20/2029(1)	450,406
870,000	4.10%, 03/20/2028(1)	885,110
1,565,000	SBA Tower Trust 2.90%, 10/15/2044(1)(6)(7)	1,574,689
	Springleaf Funding Trust
1,765,000	3.16%, 11/15/2024(1)	1,777,328
755,000	3.48%, 05/15/2028(1)	767,442
	SPS Servicer Advance Receivables Trust
1,965,000	2.53%, 11/16/2048(1)	1,949,154
	Towd Point Mortgage Trust
1,444,917	2.75%, 10/25/2056(1)(5)(6)	1,452,524
380,875	2.75%, 04/25/2057(1)(5)(6)	382,916
1,003,011	2.75%, 06/25/2057(1)(5)(6)	1,007,581

		46,405,158

	Asset-Backed - Home Equity - 0.0%
4,885	New Century Home Equity Loan Trust 1 mo. USD LIBOR + 0.580%, 1.82%, 03/25/2035(5)	4,888

	Commercial Mortgage - Backed Securities - 0.8%
1,575,000	Commercial Mortgage Trust 3.18%, 02/10/2048	1,595,294
	CSAIL Commercial Mortgage Trust
3,200,000	3.50%, 06/15/2057	3,298,074
3,400,000	3.51%, 04/15/2050	3,512,731
2,220,000	CSMC Trust 2.76%, 04/05/2033(1)	2,240,433
710,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 01/15/2049	754,153
659,362	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(5)(6)	666,342
3,100,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	3,166,673
2,500,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(6)	2,520,704
1,800,000	SG Commercial Mortgage Securities Trust 3.06%, 10/10/2048	1,774,798

		19,529,202

	Whole Loan Collateral CMO - 0.2%
	Deephaven Residential Mortgage Trust
892,018	2.45%, 06/25/2047(1)(5)(6)	886,992
445,297	2.73%, 12/26/2046(1)(5)(6)	444,121
	Mill City Mortgage Loan Trust
482,380	2.50%, 04/25/2057(1)(5)(6)	482,127
1,120,000	2.75%, 02/25/2058(1)(5)(6)	1,125,980
1,336,053	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(1)(5)(6)	1,390,168
1,075,747	Towd Point Mortgage Trust 2.25%, 04/25/2056(1)(5)(6)	1,070,395

		5,399,783

	Total Asset & Commercial Mortgage Backed Securities (cost $95,386,786)	$95,099,180

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Corporate Bonds - 18.8%
	Advertising - 0.1%
$ 1,065,000	Omnicom Group, Inc. 3.60%, 04/15/2026	$1,073,625

	Aerospace/Defense - 0.1%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(1)	881,672
	Lockheed Martin Corp.
1,000,000	4.07%, 12/15/2042	1,016,528
256,000	4.50%, 05/15/2036	279,859
560,000	4.85%, 09/15/2041	632,502

		2,810,561

	Agriculture - 0.4%
	Altria Group, Inc.
560,000	4.50%, 05/02/2043	599,879
1,995,000	4.75%, 05/05/2021	2,162,313
	BAT International Finance plc
685,000	2.75%, 06/15/2020(1)	695,656
2,775,000	3.25%, 06/07/2022(1)	2,835,600
290,000	3.50%, 06/15/2022(1)	299,435
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,107,349
	Philip Morris International, Inc.
325,000	4.88%, 11/15/2043	363,253
270,000	5.65%, 05/16/2018	276,856

		8,340,341

	Airlines - 0.2%
3,049,703	Continental Airlines, Inc. 5.98%, 10/19/2023	3,354,674
2,107,622	Southwest Airlines Co. 6.15%, 02/01/2024	2,318,384

		5,673,058

	Auto Manufacturers - 0.5%
150,000	Daimler Finance North America LLC 2.25%, 07/31/2019(1)	150,645
665,000	Ford Motor Co. 4.35%, 12/08/2026	691,318
4,200,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	4,163,014
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,245,770
1,735,000	3.95%, 04/13/2024	1,776,994
580,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(1)	583,531

		10,611,272

	Beverages - 0.3%
	Anheuser-Busch InBev Finance, Inc.
1,750,000	3.65%, 02/01/2026	1,810,397
310,000	4.70%, 02/01/2036	341,785
280,000	4.90%, 02/01/2046	316,279
480,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	461,864
	Coca-Cola Femsa S.A.B. de C.V.
530,853	2.38%, 11/26/2018	534,408
1,300,000	3.88%, 11/26/2023	1,373,143
245,000	Constellation Brands, Inc. 2.70%, 05/09/2022	245,836
	Molson Coors Brewing Co.
765,000	3.50%, 05/01/2022	792,953
215,000	5.00%, 05/01/2042	239,730

		6,116,395

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Biotechnology - 0.2%
$ 265,000	Amgen, Inc. 4.56%, 06/15/2048	$287,411
1,340,000	Biogen, Inc. 2.90%, 09/15/2020	1,372,865
	Celgene Corp.
230,000	2.25%, 05/15/2019	230,986
770,000	3.55%, 08/15/2022	804,851
535,000	3.63%, 05/15/2024	557,355
	Gilead Sciences, Inc.
335,000	2.55%, 09/01/2020	340,956
930,000	3.70%, 04/01/2024	982,205

		4,576,629

	Chemicals - 0.1%
1,950,000	Agrium, Inc. 3.15%, 10/01/2022	1,993,929
965,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	984,831

		2,978,760

	Commercial Banks - 5.0%
	Bank of America Corp.
1,220,000	2.63%, 10/19/2020	1,233,039
1,610,000	3 mo. USD LIBOR + 1.370%, 3.59%, 07/21/2028(5)	1,625,630
2,950,000	4.20%, 08/26/2024	3,102,610
1,655,000	5.00%, 05/13/2021	1,800,801
6,000,000	6.88%, 04/25/2018	6,172,704
2,020,000	Bank of New York Mellon Corp. 2.15%, 02/24/2020	2,029,701
2,830,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(1)	2,868,371
800,000	Barclays Bank plc 6.05%, 12/04/2017(1)	805,613
2,740,000	Barclays plc 3.20%, 08/10/2021	2,782,086
	BNP Paribas S.A.
2,075,000	2.40%, 12/12/2018	2,090,841
590,000	2.95%, 05/23/2022(1)	595,190
	BPCE S.A.
365,000	2.50%, 12/10/2018	367,993
305,000	3.00%, 05/22/2022(1)	306,685
2,225,000	5.15%, 07/21/2024(1)	2,398,577
	Capital One Financial Corp.
2,875,000	3.75%, 04/24/2024	2,968,974
815,000	4.20%, 10/29/2025	837,497
	Citigroup, Inc.
1,220,000	2.50%, 07/29/2019	1,230,216
533,000	5.30%, 05/06/2044	623,429
290,000	8.13%, 07/15/2039	458,696
1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,702,093
505,000	Compass Bank 2.75%, 09/29/2019	508,234
	Credit Agricole S.A.
950,000	2.50%, 04/15/2019(1)	958,894
1,025,000	3.25%, 10/04/2024(1)	1,025,582
790,000	4.38%, 03/17/2025(1)	821,262
	Credit Suisse AG
945,000	2.30%, 05/28/2019	951,164
855,000	3.00%, 10/29/2021	877,829
250,000	3.63%, 09/09/2024	259,608
530,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	542,750
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025	1,451,537
1,885,000	3.80%, 09/15/2022	1,956,543

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 2,210,000	Deutsche Bank AG 4.25%, 10/14/2021	$2,315,098
	Goldman Sachs Group, Inc.
3,335,000	2.38%, 01/22/2018	3,342,847
1,700,000	6.15%, 04/01/2018	1,737,145
2,590,000	6.25%, 02/01/2041	3,419,025
	HSBC Holdings plc
1,030,000	3.40%, 03/08/2021	1,062,069
4,625,000	3.60%, 05/25/2023	4,812,999
370,000	3 mo. USD LIBOR + 1.546%, 4.04%, 03/13/2028(5)	386,309
	Huntington National Bank
2,120,000	2.20%, 11/06/2018	2,126,739
1,490,000	2.40%, 04/01/2020	1,497,125
	ING Groep N.V.
345,000	3.15%, 03/29/2022	351,564
1,100,000	3.95%, 03/29/2027	1,146,234
	JP Morgan Chase & Co.
2,240,000	3.25%, 09/23/2022	2,315,758
2,000,000	4.95%, 03/25/2020	2,138,384
705,000	5.40%, 01/06/2042	854,283
2,600,000	Korea Development Bank 2.50%, 03/11/2020	2,596,387
470,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(1)	471,057
	Morgan Stanley
4,875,000	2.50%, 01/24/2019	4,915,731
1,450,000	3.13%, 07/27/2026	1,422,256
1,800,000	3.63%, 01/20/2027	1,824,451
1,000,000	3.70%, 10/23/2024	1,035,974
515,000	4.30%, 01/27/2045	539,859
250,000	5.63%, 09/23/2019	267,026
4,250,000	National City Corp. 6.88%, 05/15/2019	4,573,432
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(1)	4,860,070
4,795,000	Santander Bank NA 8.75%, 05/30/2018	5,007,144
	Santander UK plc
1,375,000	2.50%, 03/14/2019	1,387,488
2,150,000	5.00%, 11/07/2023(1)	2,324,217
1,775,000	Societe Generale S.A. 3.25%, 01/12/2022(1)	1,805,846
640,000	SunTrust Bank 3.30%, 05/15/2026	632,535
	UBS Group Funding Switzerland AG
1,665,000	2.95%, 09/24/2020(1)	1,690,220
1,900,000	3.00%, 04/15/2021(1)	1,926,157
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,669,093
850,000	4.75%, 12/07/2046	933,185

		115,741,856

	Commercial Services - 0.4%
	Catholic Health Initiatives
765,000	2.60%, 08/01/2018	770,468
1,854,000	2.95%, 11/01/2022	1,826,546
245,000	4.35%, 11/01/2042	229,544
	ERAC USA Finance LLC
655,000	2.35%, 10/15/2019(1)	657,655
1,800,000	4.50%, 08/16/2021(1)	1,921,335
1,500,000	5.63%, 03/15/2042(1)	1,734,614
2,545,000	Total System Services, Inc. 3.80%, 04/01/2021	2,646,036

		9,786,198

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Diversified Financial Services - 1.0%
$ 1,655,000	Capital One Bank USA NA 2.15%, 11/21/2018	$1,659,219
2,475,000	CDP Financial, Inc. 4.40%, 11/25/2019(1)	2,605,720
	GE Capital International Funding Co.
1,139,000	2.34%, 11/15/2020	1,150,990
2,222,000	4.42%, 11/15/2035	2,416,198
1,910,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(1)	1,914,416
8,315,255	Postal Square L.P. 8.95%, 06/15/2022	9,537,389
	Synchrony Financial
2,045,000	2.60%, 01/15/2019	2,058,098
520,000	2.70%, 02/03/2020	523,329
355,000	3.00%, 08/15/2019	360,803

		22,226,162

	Electric - 1.9%
1,300,000	Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	1,405,726
	Dominion Energy, Inc.
2,850,000	3.63%, 12/01/2024	2,947,529
1,750,000	4.10%, 04/01/2021(7)	1,834,149
725,000	Dominion Energy, Inc. 2.96%, 07/01/2019(7)	735,419
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,549,675
855,000	Duke Energy Corp. 2.65%, 09/01/2026	817,647
1,375,000	Electricite de France S.A. 10 year USD Swap + 3.041%, 5.63%, 01/22/2024(1)(5)(8)	1,436,875
365,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	366,966
1,305,000	Entergy Corp. 2.95%, 09/01/2026	1,262,023
285,000	Eversource Energy 3.15%, 01/15/2025	286,838
1,995,000	FirstEnergy Corp. 3.90%, 07/15/2027	2,025,999
1,705,000	Fortis, Inc. 3.06%, 10/04/2026	1,645,490
1,000,000	Georgia Power Co. 5.95%, 02/01/2039	1,242,993
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	1,601,890
1,700,000	NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/2027	1,747,314
340,000	NiSource Finance Corp. 4.80%, 02/15/2044	375,736
750,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	843,387
	Oncor Electric Delivery Co. LLC
385,000	2.95%, 04/01/2025	383,828
1,185,000	4.10%, 06/01/2022	1,263,298
	Pacific Gas & Electric Co.
695,000	3.85%, 11/15/2023	737,341
435,000	5.13%, 11/15/2043	521,911
	SCANA Corp.
2,031,000	4.13%, 02/01/2022	2,092,317
2,780,000	4.75%, 05/15/2021	2,918,275
1,100,000	6.25%, 04/01/2020	1,192,695
	South Carolina Electric & Gas Co.
215,000	4.35%, 02/01/2042	224,725
1,180,000	6.05%, 01/15/2038	1,499,959

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 2,000,000	Southern California Edison Co. 5.55%, 01/15/2037	$2,480,953
	Southern Co.
1,450,000	2.75%, 06/15/2020	1,473,895
2,050,000	2.95%, 07/01/2023	2,060,450
	State Grid Overseas Investment Ltd.
1,795,000	2.75%, 05/07/2019(1)	1,812,304
1,485,000	2.75%, 05/04/2022(1)	1,487,079
1,490,000	3.50%, 05/04/2027(1)	1,515,009

		43,789,695

	Engineering & Construction - 0.1%
1,300,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	1,316,120
1,235,000	SBA Tower Trust 2.88%, 07/10/2046(1)	1,251,302

		2,567,422

	Food - 0.3%
	Kraft Heinz Foods Co.
530,000	3.00%, 06/01/2026	507,683
2,030,000	3.50%, 07/15/2022	2,100,875
1,890,000	4.38%, 06/01/2046	1,866,249
	Kroger Co.
620,000	3.30%, 01/15/2021	635,569
1,065,000	4.00%, 02/01/2024	1,104,354
250,000	4.45%, 02/01/2047	236,782
680,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	687,650

		7,139,162

	Forest Products & Paper - 0.1%
2,035,000	International Paper Co. 4.35%, 08/15/2048	2,046,695

	Gas - 0.2%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	330,220
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,815,570
1,910,000	Sempra Energy 3.25%, 06/15/2027	1,886,272

		4,032,062

	Healthcare-Products - 0.1%
	Medtronic, Inc.
545,000	2.50%, 03/15/2020	553,014
775,000	3.15%, 03/15/2022	802,476
1,230,000	3.50%, 03/15/2025	1,282,781
310,000	3.63%, 03/15/2024	326,923
192,000	4.38%, 03/15/2035	211,352

		3,176,546

	Healthcare-Services - 0.5%
1,655,000	Aetna, Inc. 2.80%, 06/15/2023	1,665,179
	Anthem, Inc.
421,000	3.30%, 01/15/2023	433,627
675,000	4.65%, 08/15/2044	736,390
560,000	Catholic Health Initiatives 4.20%, 08/01/2023	582,893
	Dignity Health
180,000	2.64%, 11/01/2019	181,609
380,000	3.81%, 11/01/2024	392,406
521,000	Kaiser Foundation Hospitals 3.50%, 04/01/2022	542,783
3,475,000	SSM Health Care Corp. 3.82%, 06/01/2027	3,597,396
	UnitedHealth Group, Inc.

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 920,000	3.35%, 07/15/2022	$960,791
1,440,000	3.75%, 07/15/2025	1,528,143

		10,621,217

	Household Products - 0.2%
4,771,456	Procter & Gamble Co. 9.36%, 01/01/2021	5,391,210

	Insurance - 0.4%
1,445,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	1,468,975
	Chubb INA Holdings, Inc.
495,000	2.30%, 11/03/2020	498,627
840,000	3.35%, 05/15/2024	869,713
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	216,660
550,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(1)	587,457
	MetLife, Inc.
305,000	1.90%, 12/15/2017	305,268
2,205,000	3.60%, 04/10/2024	2,305,170
795,000	4.88%, 11/13/2043	901,793
2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	2,353,706

		9,507,369

	Internet - 0.2%
	Alibaba Group Holding Ltd.
200,000	2.50%, 11/28/2019	201,636
1,045,000	3.60%, 11/28/2024	1,082,959
	Amazon.com, Inc.
1,250,000	2.50%, 11/29/2022	1,261,566
580,000	2.80%, 08/22/2024(1)	582,227
475,000	4.25%, 08/22/2057(1)	487,381
1,020,000	4.80%, 12/05/2034	1,155,370
480,000	4.95%, 12/05/2044	554,320

		5,325,459

	IT Services - 0.1%
	Apple, Inc.
80,000	2.45%, 08/04/2026	77,188
546,000	3.25%, 02/23/2026	560,849
1,360,000	3.45%, 05/06/2024	1,426,063

		2,064,100

	Lodging - 0.1%
	Marriott International, Inc.
1,310,000	2.30%, 01/15/2022	1,293,281
1,900,000	2.88%, 03/01/2021	1,926,786

		3,220,067

	Machinery - Construction & Mining - 0.1%
1,500,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	1,550,252

	Media - 0.6%
	21st Century Fox America, Inc.
385,000	4.00%, 10/01/2023	408,150
1,275,000	4.50%, 02/15/2021	1,364,503
645,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	757,022
2,050,000	Comcast Corp. 4.40%, 08/15/2035	2,222,585
	Cox Communications, Inc.
80,000	4.60%, 08/15/2047(1)	79,336
2,320,000	4.80%, 02/01/2035(1)	2,297,169

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Grupo Televisa S.A.B.
$ 420,000	5.00%, 05/13/2045	$422,210
700,000	6.13%, 01/31/2046	813,401
	Sky plc
1,265,000	2.63%, 09/16/2019(1)	1,273,606
2,386,000	3.75%, 09/16/2024(1)	2,448,074
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	463,947
250,000	7.30%, 07/01/2038	313,800
480,000	8.25%, 04/01/2019	521,890
40,000	8.75%, 02/14/2019	43,450
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	161,537
835,000	Viacom, Inc. 3.88%, 12/15/2021	858,141

		14,448,821

	Mining - 0.1%
1,575,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(1)	1,657,487

	Miscellaneous Manufacturing - 0.1%
1,165,000	Pentair Finance S.a.r.l. 2.90%, 09/15/2018	1,174,112

	Oil & Gas - 1.4%
1,665,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	1,765,716
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(1)	1,266,774
	BP Capital Markets plc
655,000	3.25%, 05/06/2022	678,516
140,000	3.99%, 09/26/2023	149,316
2,850,000	4.75%, 03/10/2019	2,971,857
	ConocoPhillips Co.
195,000	2.88%, 11/15/2021	198,659
795,000	3.35%, 05/15/2025	813,126
370,000	4.20%, 03/15/2021	393,489
395,000	4.30%, 11/15/2044	412,685
130,000	4.95%, 03/15/2026	146,539
2,695,000	Devon Energy Corp. 3.25%, 05/15/2022	2,726,884
920,000	Marathon Oil Corp. 2.70%, 06/01/2020	919,977
1,231,000	Noble Energy, Inc. 4.15%, 12/15/2021	1,296,779
	Petroleos Mexicanos
40,000	5.38%, 03/13/2022(1)	42,738
2,900,000	5.50%, 01/21/2021	3,094,300
2,425,000	6.75%, 09/21/2047	2,579,957
3,540,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	3,939,512
	Shell International Finance B.V.
691,000	3.25%, 05/11/2025	707,298
500,000	4.38%, 03/25/2020	530,525
3,950,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(1)	3,959,216
	Statoil ASA
340,000	2.25%, 11/08/2019	342,728
160,000	2.45%, 01/17/2023	159,707
495,000	2.75%, 11/10/2021	504,622
1,850,000	2.90%, 11/08/2020	1,893,740
210,000	3.25%, 11/10/2024	215,820
45,000	3.70%, 03/01/2024	47,399
	Total Capital International S.A.
1,375,000	2.70%, 01/25/2023	1,390,567

		33,148,446

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Oil & Gas Services - 0.1%
$ 940,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	$962,706
1,625,000	Schlumberger Investment S.A. 3.65%, 12/01/2023	1,724,962

		2,687,668

	Pharmaceuticals - 1.1%
270,000	AbbVie, Inc. 3.20%, 11/06/2022	276,854
	Allergan Funding SCS
1,195,000	3.00%, 03/12/2020	1,220,009
1,170,000	3.45%, 03/15/2022	1,213,189
1,000,000	4.55%, 03/15/2035	1,066,912
600,000	4.85%, 06/15/2044	653,346
	Bayer U.S. Finance LLC
260,000	2.38%, 10/08/2019(1)	261,504
1,215,000	3.00%, 10/08/2021(1)	1,238,074
	Cardinal Health, Inc.
990,000	2.40%, 11/15/2019	996,503
445,000	3.08%, 06/15/2024	448,101
880,000	3.50%, 11/15/2024	903,363
1,035,000	4.50%, 11/15/2044	1,076,734
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(1)	2,048,028
1,525,000	Express Scripts Holding Co. 2.25%, 06/15/2019	1,531,055
	Forest Laboratories LLC
142,000	4.88%, 02/15/2021(1)	152,489
800,000	5.00%, 12/15/2021(1)	874,320
	McKesson Corp.
100,000	2.85%, 03/15/2023	100,521
650,000	3.80%, 03/15/2024	682,906
	Merck & Co., Inc.
1,960,000	2.75%, 02/10/2025	1,966,068
1,640,000	2.80%, 05/18/2023	1,683,379
1,925,000	Mylan N.V. 3.00%, 12/15/2018	1,946,733
755,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	760,385
	Teva Pharmaceutical Finance Netherlands B.V.
5,215,000	2.80%, 07/21/2023	4,974,025
675,000	4.10%, 10/01/2046	568,594

		26,643,092

	Pipelines - 0.6%
990,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018	993,405
	Energy Transfer L.P.
1,165,000	3.60%, 02/01/2023	1,184,755
872,000	7.60%, 02/01/2024	1,022,041
375,000	Energy Transfer L.P. / Regency Energy Finance Corp. 4.50%, 11/01/2023	392,974
1,500,000	Kinder Morgan Energy Partners L.P. 6.95%, 01/15/2038	1,819,408
2,425,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	2,419,896
	Sunoco Logistics Partners Operations L.P.
610,000	3.45%, 01/15/2023	615,070
509,000	4.40%, 04/01/2021	536,988
800,000	5.35%, 05/15/2045	799,460
1,036,000	TransCanada PipeLines Ltd. 4.88%, 01/15/2026	1,162,168
2,470,000	Western Gas Partners L.P. 4.00%, 07/01/2022	2,552,142

		13,498,307

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Real Estate - 0.1%
	WEA Finance LLC / Westfield UK & Europe Finance plc
$ 730,000	2.70%, 09/17/2019(1)	$736,440
1,400,000	3.25%, 10/05/2020(1)	1,429,603

		2,166,043

	Real Estate Investment Trusts - 0.3%
	American Tower Corp.
975,000	3.45%, 09/15/2021	1,008,976
1,110,000	5.00%, 02/15/2024	1,224,625
760,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	790,652
2,960,000	HCP, Inc. 4.00%, 06/01/2025	3,053,208
1,735,000	Scentre Group Trust 2.38%, 11/05/2019(1)	1,743,362

		7,820,823

	Retail - 0.5%
540,000	Alimentation Couche-Tard, Inc. 3.55%, 07/26/2027(1)	544,551
	AutoZone, Inc.
900,000	3.13%, 07/15/2023	912,087
1,908,000	3.70%, 04/15/2022	1,987,171
	CVS Health Corp.
2,100,000	4.00%, 12/05/2023	2,226,708
685,000	4.88%, 07/20/2035	759,329
1,185,000	5.13%, 07/20/2045	1,362,814
325,000	Home Depot, Inc. 4.40%, 03/15/2045	357,777
850,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	896,204
1,435,000	O’Reilly Automotive, Inc. 3.80%, 09/01/2022	1,498,380

		10,545,021

	Savings & Loans - 0.1%
1,610,000	Nationwide Building Society 2.35%, 01/21/2020(1)	1,618,368

	Semiconductors - 0.1%
1,560,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024(1)	1,602,708
1,220,000	QUALCOMM, Inc. 2.10%, 05/20/2020	1,229,289

		2,831,997

	Software - 0.1%
	Microsoft Corp.
1,605,000	2.40%, 08/08/2026	1,551,329
1,230,000	3.70%, 08/08/2046	1,240,382

		2,791,711

	Telecommunications - 0.8%
	America Movil S.A.B. de C.V.
635,000	3.13%, 07/16/2022	650,802
390,000	6.13%, 03/30/2040	475,575
	AT&T, Inc.
355,000	3.95%, 01/15/2025	364,627
2,185,000	4.45%, 04/01/2024	2,318,367
1,240,000	4.50%, 03/09/2048	1,143,827
715,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(1)	713,941
	Orange S.A.
2,200,000	4.13%, 09/14/2021	2,348,614
576,000	9.00%, 03/01/2031	874,377
2,300,000	Verizon Communications, Inc. 2.95%, 03/15/2022	2,338,972

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 4,795,000	4.50%, 09/15/2020	$5,144,233
1,911,000	4.52%, 09/15/2048	1,850,176
715,000	4.75%, 11/01/2041	721,435
283,000	4.81%, 03/15/2039	292,143

		19,237,089

	Transportation - 0.2%
	FedEx Corp.
845,000	4.90%, 01/15/2034	948,901
1,435,000	5.10%, 01/15/2044	1,619,821
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,685,000	3.20%, 07/15/2020(1)	1,726,774
1,100,000	3.38%, 02/01/2022(1)	1,129,447

		5,424,943

	Water - 0.0%
625,000	American Water Capital Corp. 2.95%, 09/01/2027	622,697

	Total Corporate Bonds (cost $420,345,068)	$436,682,738

Foreign Government Obligations - 0.5%
	Mexico - 0.1%
	Mexico Government International Bond
$ 1,674,000	3.50%, 01/21/2021	$1,752,678
150,000	4.75%, 03/08/2044	154,575

		1,907,253

	Qatar - 0.2%
	Qatar Government International Bond
2,990,000	2.38%, 06/02/2021(1)	2,945,258
2,635,000	5.25%, 01/20/2020(1)	2,794,006

		5,739,264

	Saudi Arabia - 0.1%
	Saudi Government International Bond
935,000	2.38%, 10/26/2021(1)	922,378
1,680,000	2.88%, 03/04/2023(1)	1,667,299

		2,589,677

	South Korea - 0.1%
2,300,000	Export-Import Bank of Korea 1.75%, 05/26/2019	2,282,104

	Total Foreign Government Obligations (cost $12,352,501)	$12,518,298

Municipal Bonds - 1.5%
	General - 0.4%
	Chicago, IL, Transit Auth
$ 320,000	6.30%, 12/01/2021	$342,118
1,985,000	6.90%, 12/01/2040	2,591,338
365,000	City of Sacramento CA 6.42%, 08/01/2023	421,619
1,345,000	Kansas, Development FA 4.93%, 04/15/2045	1,511,619
2,400,000	New Jersey State, Economic DA 3.80%, 06/15/2018	2,426,952
3,530,000	New York State Urban Development Corp. 2.10%, 03/15/2022	3,522,728

		10,816,374

	General Obligation - 0.6%
	California State, GO Taxable
1,100,000	7.35%, 11/01/2039	1,624,579
1,235,000	7.55%, 04/01/2039	1,893,996
685,000	Chicago, IL, Metropolitan Water Reclamation GO 5.72%, 12/01/2038	866,970
3,780,000	Illinois State, GO 5.10%, 06/01/2033	3,822,714

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 75,000	5.16%, 02/01/2018	$75,700
590,000	5.20%, 03/01/2018	597,310
2,320,000	5.67%, 03/01/2018	2,352,550
1,785,000	Los Angeles, CA, Unified School District GO 5.75%, 07/01/2034	2,283,711

		13,517,530

	Higher Education - 0.1%
1,460,000	University of California, Build America Bonds Rev 5.77%, 05/15/2043	1,869,428

	Medical - 0.1%
980,000	University of California, Regents MedCenter Pooled Rev 6.58%, 05/15/2049	1,359,221

	Power - 0.0%
485,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	501,878

	Transportation - 0.2%
1,875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	2,396,156
	New York and New Jersey PA, Taxable Rev
685,000	4.81%, 10/15/2065	797,717
570,000	6.04%, 12/01/2029	732,478
1,000,000	North Texas Tollway Auth Rev 6.72%, 01/01/2049	1,483,720

		5,410,071

	Utility - Electric - 0.1%
1,295,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	1,636,543

	Total Municipal Bonds (cost $31,178,703)	$35,111,045

U.S. Government Agencies - 0.4%
	FHLMC - 0.0%
$ 40,188	1 year CMT + 2.235%, 3.04%, 04/01/2029(5)	$41,573
36,271	4.00%, 03/01/2041	38,342

		79,915

	FNMA - 0.2%
84,084	4.50%, 11/01/2023	90,252
136,886	4.50%, 03/01/2038	147,209
86,900	4.50%, 11/01/2039	93,663
53,392	4.50%, 04/01/2040	58,144
133,761	4.50%, 08/01/2040	144,511
51,980	4.50%, 02/01/2041	56,278
639,081	4.50%, 04/01/2041	691,738
437,781	4.50%, 06/01/2041	473,914
602,829	4.50%, 07/01/2041	651,442
229,131	4.50%, 09/01/2041	247,407
95,846	4.50%, 07/01/2044	103,030
1,850,000	4.50%, 10/01/2047(9)(10)	1,985,859
1,620	5.00%, 02/01/2019	1,658
20,722	5.00%, 04/01/2019	21,201

		4,766,306

	GNMA - 0.2%
112,127	5.00%, 07/15/2037	123,444
16,187	6.00%, 06/15/2024	18,246
5,982	6.00%, 07/15/2026	6,742
8,433	6.00%, 01/15/2028	9,505
2,450	6.00%, 03/15/2028	2,785
58,325	6.00%, 04/15/2028	65,793
96,568	6.00%, 05/15/2028	108,847
21,255	6.00%, 06/15/2028	23,958
54,644	6.00%, 07/15/2028	61,592
19,210	6.00%, 08/15/2028	21,653

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 75,267	6.00%, 09/15/2028	$84,837
119,898	6.00%, 10/15/2028	134,523
179,619	6.00%, 11/15/2028	202,457
134,096	6.00%, 12/15/2028	151,150
3,687	6.00%, 12/15/2031	4,241
31,231	6.00%, 09/15/2032	36,620
10,541	6.00%, 11/15/2032	12,264
19,728	6.00%, 01/15/2033	22,236
2,072	6.00%, 04/15/2033	2,336
104,159	6.00%, 06/15/2033	118,243
41,519	6.00%, 10/15/2033	47,257
5,445	6.00%, 11/15/2033	6,199
82,562	6.00%, 10/15/2034	93,060
60,723	6.00%, 01/15/2035	68,444
7,715	6.00%, 05/15/2035	8,696
15,355	6.00%, 06/15/2035	17,367
949	6.50%, 03/15/2026	1,047
5,158	6.50%, 01/15/2028	5,693
79,490	6.50%, 03/15/2028	87,726
143,735	6.50%, 04/15/2028	158,627
39,090	6.50%, 05/15/2028	43,141
199,373	6.50%, 06/15/2028	220,032
10,347	6.50%, 10/15/2028	11,419
3,678	6.50%, 02/15/2035	4,241
23,408	7.00%, 11/15/2031	26,562
11,400	7.00%, 03/15/2032	12,982
1,376,846	7.00%, 11/15/2032	1,638,711
192,759	7.00%, 01/15/2033	226,074
210,575	7.00%, 05/15/2033	246,287
39,412	7.00%, 07/15/2033	45,651
250,149	7.00%, 11/15/2033	292,777
100,638	7.50%, 09/16/2035	117,062
192	8.00%, 09/15/2026	211
128	8.00%, 11/15/2026	141
11,550	8.00%, 12/15/2026	13,426
154	8.00%, 09/15/2027	161
7,592	8.00%, 07/15/2029	8,992
3,406	8.00%, 11/15/2029	3,419
18,266	8.00%, 12/15/2029	19,221
4,364	8.00%, 01/15/2030	4,502
6,348	8.00%, 02/15/2030	6,540
938	8.00%, 03/15/2030	954
56,393	8.00%, 04/15/2030	57,167
10,688	8.00%, 05/15/2030	11,024
45,231	8.00%, 06/15/2030	47,826
3,127	8.00%, 07/15/2030	3,317
73,627	8.00%, 08/15/2030	75,816
16,589	8.00%, 09/15/2030	17,094
9,142	8.00%, 11/15/2030	9,361
146,776	8.00%, 12/15/2030	162,333
266	8.00%, 02/15/2031	279
6,279	9.00%, 06/15/2022	6,366

		5,038,677

	Total U.S. Government Agencies (cost $9,306,924)	$9,884,898

U.S. Government Securities - 8.1%
	U.S. Treasury Securities - 8.1%
	U.S. Treasury Bonds - 3.4%
$ 19,450,000	2.50%, 02/15/2045(11)	$18,140,164
3,595,000	2.50%, 05/15/2046	3,340,541
2,285,000	2.75%, 08/15/2047	2,235,373
10,450,800	2.88%, 05/15/2043	10,534,080
1,450,000	3.00%, 02/15/2047	1,491,517
2,280,000	3.00%, 05/15/2047	2,346,084
8,195,000	3.13%, 08/15/2044	8,645,405

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 4,630,000	3.38%, 05/15/2044		$5,103,309
21,300,000	4.38%, 02/15/2038		27,067,641

			78,904,114

	U.S. Treasury Notes - 4.7%
22,623,709	0.38%, 01/15/2027(12)		22,350,969
5,815,000	1.25%, 03/31/2021		5,720,733
550,000	1.38%, 09/30/2020		545,875
5,570,000	1.38%, 01/31/2021		5,511,036
1,600,000	1.50%, 05/15/2020		1,596,813
40,920,000	1.50%, 03/31/2023		39,836,259
4,660,000	1.63%, 07/31/2019		4,673,288
11,185,000	1.75%, 09/30/2019		11,241,362
1,100,000	1.75%, 06/30/2022		1,091,965
2,000,000	1.88%, 04/30/2022		1,998,203
12,250,000	2.25%, 08/15/2027		12,166,738
3,630,000	2.38%, 05/15/2027		3,645,031

			110,378,272

			189,282,386

	Total U.S. Government Securities (cost $183,626,000)		$189,282,386

	Total Long-Term Investments (cost $1,811,584,770)		$2,272,732,442

Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 2.1%
48,640,547	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$48,640,547

	Total Short-Term Investments (cost $48,640,547)		$48,640,547

	Total Investments (cost $1,860,225,317)	99.8%	$2,321,372,989
	Other Assets and Liabilities	0.2%	4,420,961

	Total Net Assets	100.0%	$2,325,793,950

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $164,480,086, which represented 7.1% of total net assets.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	11,702,200	Allstar Co.	$5,090,681
11/2013	67,006	Tory Burch LLC	5,251,707

			$10,342,388

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

At September 30, 2017, the aggregate value of these securities was $2,966,375, which represents 0.1% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2017, the aggregate fair value of these securities was $2,966,375, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2017.
(6)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Represents or includes a TBA transaction.
(10)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,987,871 at September 30, 2017.
(11)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(12)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Futures Contracts Outstanding at September 30, 2017

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10-Year Note Future	185	12/19/2017	18,500,000	$241,302

Total futures contracts				$241,302

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered rate
TBA	To Be Announced
USD	United States Dollar

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Balanced HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$164,046,500	$164,046,500	$—	$—
Capital Goods	112,453,605	112,453,605	—	—
Commercial & Professional Services	17,019,524	17,019,524	—	—
Consumer Durables & Apparel	30,890,718	30,890,718	—	—
Consumer Services	34,509,462	34,509,462	—	—
Diversified Financials	42,750,140	42,750,140	—	—
Energy	91,410,692	91,410,692	—	—
Food, Beverage & Tobacco	70,788,341	70,788,341	—	—
Health Care Equipment & Services	66,388,024	66,388,024	—	—
Household & Personal Products	15,775,488	15,775,488	—	—
Insurance	61,449,786	61,449,786	—	—
Materials	50,554,334	50,554,334	—	—
Media	39,514,278	39,514,278	—	—
Pharmaceuticals, Biotechnology & Life Sciences	174,590,363	155,920,385	18,669,978	—
Real Estate	17,818,753	17,818,753	—	—
Retailing	58,948,118	55,981,743	—	2,966,375
Semiconductors & Semiconductor Equipment	92,605,844	92,605,844	—	—
Software & Services	196,818,263	196,818,263	—	—
Technology Hardware & Equipment	94,727,354	94,727,354	—	—
Transportation	24,412,845	24,412,845	—	—
Utilities	36,681,465	36,681,465	—	—
Asset & Commercial Mortgage Backed Securities	95,099,180	—	95,099,180	—
Corporate Bonds	436,682,738	—	436,682,738	—
Foreign Government Obligations	12,518,298	—	12,518,298	—
Municipal Bonds	35,111,045	—	35,111,045	—
U.S. Government Agencies	9,884,898	—	9,884,898	—
U.S. Government Securities	189,282,386	—	189,282,386	—
Short-Term Investments	48,640,547	48,640,547	—	—
Futures Contracts(2)	241,302	241,302	—	—

Total	$2,321,614,291	$1,521,399,393	$797,248,523	$2,966,375

(1)	For the nine-month period ended September 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the nine-month period ended September 30, 2017 is not presented.

Hartford Capital Appreciation HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.3%
	Automobiles & Components - 2.2%
781,020	General Motors Co.	$31,537,587
952,524	Goodyear Tire & Rubber Co.	31,671,423
206,370	Magna International, Inc.	11,013,567
702,100	Tata Motors Ltd. ADR*	21,954,667
37,286	Tesla, Inc.*	12,718,255

		108,895,499

	Banks - 7.7%
8,118,754	Banco Santander S.A.	56,789,441
247,574	Bank of America Corp.	6,273,525
123,387	BB&T Corp.	5,791,786
1,582,206	Citigroup, Inc.	115,089,665
2,944,275	ICICI Bank Ltd. ADR	25,202,994
2,243,196	Itau Unibanco Holding S.A. ADR	30,731,785
309,271	JP Morgan Chase & Co.	29,538,473
65,822	M&T Bank Corp.	10,599,975
552,640	PNC Financial Services Group, Inc.	74,479,293
496,029	UniCredit S.p.A.*	10,585,108
379,376	Wells Fargo & Co.	20,922,586

		386,004,631

	Capital Goods - 3.5%
609,155	AerCap Holdings N.V.*	31,133,912
153,529	Airbus SE	14,615,213
212,038	Cie de Saint-Gobain	12,633,231
141,593	Eaton Corp. plc	10,872,927
50,799	General Dynamics Corp.	10,443,259
350,600	Harry’s, Inc.*(1)(2)(3)(4)	4,123,056
61,098	IDEX Corp.	7,421,574
72,408	Lockheed Martin Corp.	22,467,478
103,539	Middleby Corp.*	13,270,594
74,200	Raytheon Co.	13,844,236
41,629	Rockwell Automation, Inc.	7,418,704
914,530	Sanwa Holdings Corp.	10,502,701
133,478	United Technologies Corp.	15,494,126

		174,241,011

	Commercial & Professional Services - 1.7%
222,405	Clean Harbors, Inc.*	12,610,363
26,307	Dun & Bradstreet Corp.	3,062,398
71,097	Equifax, Inc.	7,535,571
354,344	Herman Miller, Inc.	12,720,949
257,020	IHS Markit Ltd.*	11,329,442
991,492	Steelcase, Inc. Class A	15,268,977
505,796	TransUnion*	23,903,919

		86,431,619

	Consumer Durables & Apparel - 2.2%
328,372	Coach, Inc.	13,226,824
39,057,860	Global Brands Group Holding Ltd.*	3,769,882
1,040,451	NIKE, Inc. Class B	53,947,384
783,800	Sony Corp.	29,242,522
139,800	VF Corp.	8,887,086

		109,073,698

	Consumer Services - 2.9%
90,387	Dave & Buster’s Entertainment, Inc.*	4,743,510
37,477	Domino’s Pizza, Inc.	7,441,058
362,301	Hilton Worldwide Holdings, Inc.	25,161,804
267,236	Las Vegas Sands Corp.	17,145,862
61,175	Marriott Vacations Worldwide Corp.	7,618,123
139,614	McDonald’s Corp.	21,874,721
442,324	Melco Resorts & Entertainment Ltd. ADR	10,668,855
116,422	New Oriental Education & Technology Group, Inc. ADR	10,275,406

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

199,039	Starbucks Corp.	$10,690,385
183,656	Wynn Resorts Ltd.	27,350,051

		142,969,775

	Diversified Financials - 4.0%
511,181	American Express Co.	46,241,433
66,844	BlackRock, Inc.	29,885,284
837,969	Blackstone Group L.P.	27,963,026
663,924	Deutsche Bank AG	11,493,016
430,468	Hong Kong Exchanges & Clearing Ltd.	11,626,113
192,382	Intercontinental Exchange, Inc.	13,216,643
76,421	Raymond James Financial, Inc.	6,444,583
708,600	Saban Capital Acquisition Corp. UNIT*	7,528,875
698,794	TD Ameritrade Holding Corp.	34,101,147
750,802	UBS Group AG	12,843,952

		201,344,072

	Energy - 3.6%
344,397	Anadarko Petroleum Corp.	16,823,794
109,953	Baker Hughes a GE Co.	4,026,479
305,076	Canadian Natural Resources Ltd.	10,216,995
170,352	Cimarex Energy Co.	19,363,912
93,796	Diamondback Energy, Inc.*	9,188,256
393,123	Halliburton Co.	18,095,452
114,001	Helmerich & Payne, Inc.	5,940,592
153,975	Hess Corp.	7,219,888
447,436	HollyFrontier Corp.	16,094,273
834,932	Kinder Morgan, Inc.	16,013,996
731,995	Laredo Petroleum, Inc.*	9,464,695
631,624	Marathon Oil Corp.	8,564,821
697,643	Newfield Exploration Co.*	20,699,068
111,891	Pioneer Natural Resources Co.	16,508,398

		178,220,619

	Food & Staples Retailing - 2.4%
162,531	Costco Wholesale Corp.	26,702,218
1,035,325	Kroger Co.	20,768,620
291,145	Seven & I Holdings Co., Ltd.	11,248,228
211,302	Wal-Mart Stores, Inc.	16,511,138
575,407	Walgreens Boots Alliance, Inc.	44,432,929

		119,663,133

	Food, Beverage & Tobacco - 3.2%
170,800	Blue Buffalo Pet Products, Inc.*	4,842,180
327,639	British American Tobacco plc	20,511,416
176,477	Campbell Soup Co.	8,262,653
570,279	Coca-Cola Co.	25,668,258
1,038,740	Diageo plc	34,159,485
85,680	Dr Pepper Snapple Group, Inc.	7,580,110
195,899	General Mills, Inc.	10,139,732
375,289	Hostess Brands, Inc.*	5,126,448
58,264	JM Smucker Co.	6,113,641
117,030	Kellogg Co.	7,299,161
507,601	Monster Beverage Corp.*	28,044,955

		157,748,039

	Health Care Equipment & Services - 6.9%
91,604	Aetna, Inc.	14,565,952
57,495	Align Technology, Inc.*	10,709,594
243,496	AMN Healthcare Services, Inc.*	11,127,767
366,645	Baxter International, Inc.	23,006,974
63,813	Becton Dickinson and Co.	12,504,157
192,299	Boston Scientific Corp.*	5,609,362
390,364	Cardinal Health, Inc.	26,123,159
127,621	DexCom, Inc.*	6,243,857
39,787	Edwards Lifesciences Corp.*	4,349,117
292,570	Envision Healthcare Corp.*	13,151,022
339,870	HCA Healthcare, Inc.*	27,050,253

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

496,487	Hologic, Inc.*	$18,216,108
124,507	Insulet Corp.*	6,857,846
12,219	Intuitive Surgical, Inc.*	12,779,608
51,451	Laboratory Corp. of America Holdings*	7,767,557
412,076	McKesson Corp.	63,298,994
428,550	Medtronic plc	33,328,333
68,433	Quest Diagnostics, Inc.	6,408,066
123,487	STERIS plc	10,916,251
16,240	Teleflex, Inc.	3,929,593
110,699	UnitedHealth Group, Inc.	21,680,399
90,994	Veeva Systems, Inc. Class A*	5,132,972

		344,756,941

	Household & Personal Products - 0.9%
426,349	Colgate-Palmolive Co.	31,059,524
743,956	Coty, Inc. Class A	12,297,593

		43,357,117

	Insurance - 5.6%
141,516	Aflac, Inc.	11,517,987
395,723	American International Group, Inc.	24,293,435
398,453	Arthur J Gallagher & Co.	24,524,782
575,820	AXA S.A.	17,408,264
73,587	Brighthouse Financial, Inc.*	4,474,090
448,870	Chubb Ltd.	63,986,419
323,664	Marsh & McLennan Cos., Inc.	27,126,280
809,459	MetLife, Inc.	42,051,395
162,460	Principal Financial Group, Inc.	10,452,676
288,600	Tokio Marine Holdings, Inc.	11,295,056
73,816	Torchmark Corp.	5,911,923
92,448	Travelers Cos., Inc.	11,326,729
165,823	Unum Group	8,478,530
415,349	XL Group Ltd.	16,385,518

		279,233,084

	Materials - 3.9%
217,421	ArcelorMittal*	5,600,765
109,237	Ball Corp.	4,511,488
276,419	Celanese Corp. Series A	28,822,209
1,423,200	Cemex S.A.B. de C.V. ADR*	12,922,656
318,037	CRH plc	12,077,899
8,202,098	Glencore plc	37,647,677
129,635	International Paper Co.	7,365,861
140,086	Packaging Corp. of America	16,065,062
308,996	Platform Specialty Products Corp.*	3,445,305
150,504	PPG Industries, Inc.	16,353,765
131,270	Praxair, Inc.	18,343,670
338,717	Reliance Steel & Aluminum Co.	25,800,074
167,085	Southern Copper Corp.	6,643,300

		195,599,731

	Media - 0.9%
97,021	John Wiley & Sons, Inc. Class A	5,190,624
100,974	Omnicom Group, Inc.	7,479,144
855,161	SES S.A.	18,721,132
146,910	Walt Disney Co.	14,480,919
29,800	Weinstein Co. LLC*(1)(2)(3)(4)	—

		45,871,819

	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
252,538	Agilent Technologies, Inc.	16,212,940
296,959	Alkermes plc*	15,097,395
85,880	Allergan plc	17,601,106
8,600	BeiGene Ltd. ADR*	889,756
37,163	Biogen, Inc.*	11,636,479
1,697,703	Bristol-Myers Squibb Co.	108,211,589
173,848	Celgene Corp.*	25,350,515

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

78,660	Eisai Co., Ltd.	4,039,414
235,682	Exact Sciences Corp.*	$11,105,336
101,943	Incyte Corp.*	11,900,826
459,358	Ionis Pharmaceuticals, Inc.*	23,289,451
131,370	Johnson & Johnson	17,079,414
266,506	Merck & Co., Inc.	17,064,379
27,089	Mettler-Toledo International, Inc.*	16,962,048
533,430	Mylan N.V.*	16,733,699
489,840	Pfizer, Inc.	17,487,288
50,654	Regeneron Pharmaceuticals, Inc.*	22,648,416
155,117	TESARO, Inc.*	20,025,605
70,613	Thermo Fisher Scientific, Inc.	13,359,980
23,230	Vertex Pharmaceuticals, Inc.*	3,531,889

		390,227,525

	Real Estate - 2.4%
75,447	American Tower Corp. REIT	10,312,096
182,897	CBRE Group, Inc. Class A, REIT*	6,928,138
600,682	Columbia Property Trust, Inc. REIT	13,076,847
949,316	Host Hotels & Resorts, Inc. REIT	17,552,853
175,501	Public Storage REIT	37,555,459
75,020	Simon Property Group, Inc. REIT	12,078,970
904,766	STORE Capital Corp. REIT	22,501,531

		120,005,894

	Retailing - 3.7%
8,451,700	Allstar Co.*(1)(2)(3)(4)	8
249,331	CarMax, Inc.*	18,901,783
171,080	Ctrip.com International Ltd. ADR*	9,022,759
111,291	Expedia, Inc.	16,019,227
17,385	Honest Co.*(1)(2)(3)(4)	307,367
252,308	L Brands, Inc.	10,498,536
225,952	Netflix, Inc.*	40,976,395
14,429	Priceline Group, Inc.*	26,416,902
359,112	TJX Cos., Inc.	26,477,328
115,140	Tory Burch LLC*(1)(2)(3)(4)	5,097,234
106,941	Ulta Salon Cosmetics & Fragrance, Inc.*	24,175,083
136,071	Wayfair, Inc. Class A*	9,171,185

		187,063,807

	Semiconductors & Semiconductor Equipment - 4.4%
2,279,033	Advanced Micro Devices, Inc.*	29,057,671
56,134	Broadcom Ltd.	13,614,740
90,442	Cavium, Inc.*	5,963,745
6,900	KLA-Tencor Corp.	731,400
172,116	Microchip Technology, Inc.	15,452,575
353,428	Micron Technology, Inc.*	13,900,323
109,915	NVIDIA Corp.	19,649,505
1,204,011	QUALCOMM, Inc.	62,415,930
223,341	Silicon Motion Technology Corp. ADR	10,727,068
51,921	Skyworks Solutions, Inc.	5,290,750
2,850,190	Taiwan Semiconductor Manufacturing Co., Ltd.	20,414,360
344,600	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,939,730
260,758	Teradyne, Inc.	9,723,666

		219,881,463

	Software & Services - 14.5%
227,932	Accenture plc Class A	30,786,775
115,656	Activision Blizzard, Inc.	7,460,969
75,196	Adobe Systems, Inc.*	11,217,739
304,599	Alibaba Group Holding Ltd. ADR*	52,607,293
80,143	Alphabet, Inc. Class C*	76,865,953
138,329	Amdocs Ltd.	8,897,321
118,000	Autodesk, Inc.*	13,246,680
29,862	Cadence Design Systems, Inc.*	1,178,653
100,432	CoStar Group, Inc.*	26,940,884
176,982	Dropbox, Inc. Class B*(1)(2)(3)(4)	2,125,554

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

574,163	Facebook, Inc. Class A*	98,107,232
116,477	FleetCor Technologies, Inc.*	$18,027,145
1,047,951	Genpact Ltd.	30,128,591
468,617	Global Payments, Inc.	44,532,674
402,395	GoDaddy, Inc. Class A*	17,508,206
155,059	Guidewire Software, Inc.*	12,072,894
1,963,193	Just Eat plc*	17,584,566
583,285	Microsoft Corp.	43,448,900
23,251	NetEase, Inc. ADR	6,133,846
358,190	Oracle Corp.	17,318,486
243,002	PayPal Holdings, Inc.*	15,559,418
238,851	Salesforce.com, Inc.*	22,313,460
400,913	ServiceNow, Inc.*	47,119,305
174,886	VeriSign, Inc.*	18,606,122
250,001	Visa, Inc. Class A	26,310,105
191,480	Workday, Inc. Class A*	20,180,077
520,224	Yandex N.V. Class A*	17,141,381
401,631	Zillow Group, Inc. Class A*	16,125,485
161,746	Zillow Group, Inc. Class C*	6,503,807

		726,049,521

	Technology Hardware & Equipment - 3.3%
241,293	Acacia Communications, Inc.*	11,364,900
89,052	Arista Networks, Inc.*	16,885,150
268,573	CDW Corp.	17,725,818
361,328	Cisco Systems, Inc.	12,151,460
1,856,100	Flex Ltd.*	30,755,577
56,303	Harris Corp.	7,413,979
301,471	Keysight Technologies, Inc.*	12,559,282
9,255	Samsung Electronics Co., Ltd.	20,825,805
391,533	Trimble, Inc.*	15,367,670
227,347	Western Digital Corp.	19,642,781

		164,692,422

	Telecommunication Services - 1.3%
420,455	AT&T, Inc.	16,469,222
212,900	Nippon Telegraph & Telephone Corp.	9,755,226
197,800	SoftBank Group Corp.	16,040,845
458,367	Verizon Communications, Inc.	22,684,583

		64,949,876

	Transportation - 4.2%
178,639	Alaska Air Group, Inc.	13,624,797
1,742,400	Azul S.A. (Preference Shares)*	16,064,310
505,156	Canadian National Railway Co.	41,853,759
122,268	CSX Corp.	6,634,262
188,416	Delta Air Lines, Inc.	9,085,419
232,016	Genesee & Wyoming, Inc. Class A*	17,171,504
103,227	J.B. Hunt Transport Services, Inc.	11,466,455
496,648	Knight-Swift Transportation Holdings, Inc.*	20,635,724
254,772	Union Pacific Corp.	29,545,909
355,289	United Parcel Service, Inc. Class B	42,666,656

		208,748,795

	Utilities - 4.1%
127,963	Ameren Corp.	7,401,380
163,320	American Electric Power Co., Inc.	11,471,597
118,245	Consolidated Edison, Inc.	9,540,007
174,145	Duke Energy Corp.	14,614,248
123,677	Edison International	9,544,154
93,269	Entergy Corp.	7,122,021
139,454	Eversource Energy	8,428,600
528,041	Exelon Corp.	19,891,304
2,868,210	Iberdrola S.A.	22,302,134
384,147	OGE Energy Corp.	13,840,816
306,562	PG&E Corp.	20,873,807
254,253	PPL Corp.	9,648,901

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

207,946	Public Service Enterprise Group, Inc.	9,617,503
87,057	SCANA Corp.	$4,221,394
111,136	Sempra Energy	12,683,952
269,153	Southern Co.	13,226,178
203,601	Xcel Energy, Inc.	9,634,399

		204,062,395

	Total Common Stocks (cost $4,293,827,331)	$4,859,092,486

Preferred Stocks - 1.1%
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc. 01/2014, *(1)(2)(3)(4)	$26,274

	Consumer Services - 0.1%
	Airbnb, Inc. Series E
16,619	06/2015, *(1)(2)(3)(4)	1,744,995
514,432	DraftKings, Inc. *(1)(2)(3)(4)	797,370

		2,542,365

	Diversified Financials - 0.0%
85,350	Social Finance, Inc. 09/2015, *(1)(2)(3)(4)	1,428,759

	Software & Services - 1.0%
56,702	Cloudera, Inc. PIPE 02/2014, *(1)(2)(3)(4)	928,775
29,504	Magic Leap, Inc. Series C *(1)(2)(3)(4)	716,947
50,200	Nanigans, Inc. 03/2015, *(1)(2)(3)(4)	306,722
	Pinterest, Inc. Series G
793,410	03/2015, *(1)(2)(3)(4)	5,695,963
20,891	Sharecare 03/2015, *(1)(2)(3)(4)	6,267,300
815,160	Uber Technologies, Inc. 06/2014, *(1)(2)(3)(4)	33,796,534
293,655	Zuora, Inc. Series F 01/2015, *(1)(2)(3)(4)	1,559,308

		49,271,549

	Total Preferred Stocks (cost $33,427,730)	$53,268,947

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C 08/2014, *(1)(2)(3)(4)	$1,238,886

	Total Convertible Preferred Stocks (cost $1,097,606)	$1,238,886

	Total Long-Term Investments (cost $4,328,352,667)	$4,913,600,319

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.4%
71,338,413	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$71,338,413

	Total Short-Term Investments (cost $71,338,413)	$71,338,413

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Total Investments (cost $4,399,691,080)	99.8%	$4,984,938,732
Other Assets and Liabilities	0.2%	12,196,903

Total Net Assets	100.0%	$4,997,135,635

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
06/2015	16,619	Airbnb, Inc. Series E Preferred	$1,547,136
08/2011	8,451,700	Allstar Co.	3,676,649
02/2014	56,702	Cloudera, Inc. PIPE Preferred	825,581
08/2015	514,432	DraftKings, Inc. Preferred	1,938,196
05/2012	176,982	Dropbox, Inc. Class B	1,601,989
06/2015	350,600	Harry’s, Inc.	4,713,607
08/2014	17,385	Honest Co.	470,391
08/2014	40,566	Honest Co. Series C Convertible Preferred	1,097,606
12/2015	29,504	Magic Leap, Inc. Series C Preferred	679,566
03/2015	50,200	Nanigans, Inc. Preferred	548,109
01/2014	127,917	One Kings Lane, Inc. Preferred	1,865,337
03/2015	793,410	Pinterest, Inc. Series G Preferred	5,695,963
03/2015	20,891	Sharecare Preferred	5,220,034
09/2015	85,350	Social Finance, Inc. Preferred	1,346,507
11/2013	115,140	Tory Burch LLC	9,024,247
06/2014	815,160	Uber Technologies, Inc. Preferred	12,645,618
10/2005	29,800	Weinstein Co. LLC	27,950,957
01/2015	293,655	Zuora, Inc. Series F Preferred	1,115,683

			$81,963,176

At September 30, 2017, the aggregate value of these securities was $66,161,052, which represents 1.3% of total net assets.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $66,161,052, which represented 1.3% of total net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2017, the aggregate fair value of these securities was $66,161,052, which represented 1.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at September 30, 2017
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Date	Appreciation	Depreciation
8,720,037	USD	7,272,000	EUR	CBK	12/20/17	$85,560	$—
4,280,803	USD	3,627,000	EUR	BNP	12/20/17	—	(25,749)
7,200,550	USD	789,868,000	JPY	BCLY	12/20/17	$152,185	$—
2,184,616	USD	246,076,000	JPY	BMO	12/20/17	—	(11,237)
Total						$237,745	$(36,986)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$108,895,499	$108,895,499	$—	$—
Banks	386,004,631	318,630,082	67,374,549	—
Capital Goods	174,241,011	132,366,810	37,751,145	4,123,056
Commercial & Professional Services	86,431,619	86,431,619	—	—
Consumer Durables & Apparel	109,073,698	79,831,176	29,242,522	—
Consumer Services	142,969,775	142,969,775	—	—
Diversified Financials	201,344,072	178,224,943	23,119,129	—
Energy	178,220,619	178,220,619	—	—
Food & Staples Retailing	119,663,133	108,414,905	11,248,228	—
Food, Beverage & Tobacco	157,748,039	157,748,039	—	—
Health Care Equipment & Services	344,756,941	344,756,941	—	—
Household & Personal Products	43,357,117	43,357,117	—	—
Insurance	279,233,084	261,824,820	17,408,264	—
Materials	195,599,731	145,874,155	49,725,576	—
Media	45,871,819	27,150,687	18,721,132	—
Pharmaceuticals, Biotechnology & Life Sciences	390,227,525	386,188,111	4,039,414	—
Real Estate	120,005,894	120,005,894	—	—
Retailing	187,063,807	181,659,198	—	5,404,609
Semiconductors & Semiconductor Equipment	219,881,463	219,881,463	—	—
Software & Services	726,049,521	706,339,401	17,584,566	2,125,554
Technology Hardware & Equipment	164,692,422	164,692,422	—	—
Telecommunication Services	64,949,876	64,949,876	—	—
Transportation	208,748,795	208,748,795	—	—
Utilities	204,062,395	181,760,261	22,302,134	—
Preferred Stocks	53,268,947	—	—	53,268,947
Convertible Preferred Stocks	1,238,886	—	—	1,238,886
Short-Term Investments	71,338,413	71,338,413	—	—
Foreign Currency Contracts(2)	237,745	—	237,745	—

Total	$4,985,176,477	$4,620,261,021	$298,754,404	$66,161,052

Liabilities
Foreign Currency Contracts(2)	$(36,986)	$—	$(36,986)	$—

Total	$(36,986)	$—	$(36,986)	$—

(1)	For the nine-month period ended September 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2017:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Total
Beginning balance	$30,005,658	$61,440,948	$1,400,338	$92,846,944
Purchases	-	-	-	-
Sales	(7,414,112)	(4,484,299)	-	(11,898,411)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	(5,618,803)	378,520	-	(5,240,283)
Net change in unrealized appreciation/depreciation	(4,429,815)	(4,066,222)	(161,452)	(8,657,489)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(889,709)	-	-	(889,709)
Ending balance	$11,653,219	$53,268,947	$1,238,886	$66,161,052

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2017 was $(9,028,766).

Hartford Disciplined Equity HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.6%
	Banks - 9.3%
732,458	Bank of America Corp.	$18,560,486
200,853	Fifth Third Bancorp	5,619,867
192,269	JP Morgan Chase & Co.	18,363,612
25,219	M&T Bank Corp.	4,061,268
121,489	PNC Financial Services Group, Inc.	16,373,072

		62,978,305

	Capital Goods - 6.8%
149,734	AMETEK, Inc.	9,888,433
41,531	Boeing Co.	10,557,596
66,549	Fortune Brands Home & Security, Inc.	4,474,089
27,925	General Dynamics Corp.	5,740,822
54,944	Illinois Tool Works, Inc.	8,129,514
45,024	Snap-on, Inc.	6,709,026

		45,499,480

	Commercial & Professional Services - 2.2%
31,285	Equifax, Inc.	3,315,897
104,973	IHS Markit Ltd.*	4,627,210
108,634	Republic Services, Inc.	7,176,362

		15,119,469

	Consumer Durables & Apparel - 2.6%
175,054	NIKE, Inc. Class B	9,076,550
134,233	VF Corp.	8,533,192

		17,609,742

	Consumer Services - 2.5%
201,953	Aramark	8,201,311
162,471	Starbucks Corp.	8,726,318

		16,927,629

	Diversified Financials - 2.2%
95,263	Capital One Financial Corp.	8,064,965
214,899	Synchrony Financial	6,672,614

		14,737,579

	Energy - 1.5%
104,182	EOG Resources, Inc.	10,078,567

	Food & Staples Retailing - 1.9%
78,608	Costco Wholesale Corp.	12,914,508

	Food, Beverage & Tobacco - 3.9%
179,815	Altria Group, Inc.	11,403,867
35,597	Constellation Brands, Inc. Class A	7,099,822
139,101	Monster Beverage Corp.*	7,685,330

		26,189,019

	Health Care Equipment & Services - 10.3%
134,104	Abbott Laboratories	7,155,789
50,548	Aetna, Inc.	8,037,638
143,801	Baxter International, Inc.	9,023,513
70,708	Danaher Corp.	6,065,332
61,513	HCA Healthcare, Inc.*	4,895,820
137,532	Hologic, Inc.*	5,046,049
45,691	Laboratory Corp. of America Holdings*	6,897,970
120,449	Medtronic plc	9,367,319
66,152	UnitedHealth Group, Inc.	12,955,869

		69,445,299

	Household & Personal Products - 3.0%
150,973	Colgate-Palmolive Co.	10,998,383
83,243	Estee Lauder Cos., Inc. Class A	8,976,925

		19,975,308

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Insurance - 4.4%
84,728	Allstate Corp.	$7,787,351
97,211	Chubb Ltd.	13,857,428
195,778	XL Group Ltd.	7,723,442

		29,368,221

	Materials - 3.6%
145,641	Crown Holdings, Inc.*	8,697,680
107,594	DowDuPont, Inc.	7,448,733
65,143	Ecolab, Inc.	8,378,041

		24,524,454

	Media - 2.3%
406,329	Comcast Corp. Class A	15,635,540

	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
40,316	Allergan plc	8,262,764
159,049	Bristol-Myers Squibb Co.	10,137,783
120,418	Eli Lilly & Co.	10,300,556
159,483	Merck & Co., Inc.	10,211,697
46,072	Thermo Fisher Scientific, Inc.	8,716,822

		47,629,622

	Retailing - 5.2%
107,460	Dollar Tree, Inc.*	9,329,677
27,533	O’Reilly Automotive, Inc.*	5,929,783
5,166	Priceline Group, Inc.*	9,458,016
136,333	TJX Cos., Inc.	10,051,832

		34,769,308

	Semiconductors & Semiconductor Equipment - 2.7%
27,873	Broadcom Ltd.	6,760,317
39,542	Lam Research Corp.	7,316,852
74,936	QUALCOMM, Inc.	3,884,682

		17,961,851

	Software & Services - 14.6%
18,432	Alphabet, Inc. Class A*	17,947,607
4,393	Alphabet, Inc. Class C*	4,213,370
195,331	eBay, Inc.*	7,512,430
51,531	Electronic Arts, Inc.*	6,083,750
109,842	Facebook, Inc. Class A*	18,768,703
186,637	GoDaddy, Inc. Class A*	8,120,576
113,354	Mastercard, Inc. Class A	16,005,585
139,160	Microsoft Corp.	10,366,028
76,144	Total System Services, Inc.	4,987,432
41,534	Workday, Inc. Class A*	4,377,268

		98,382,749

	Technology Hardware & Equipment - 5.5%
136,771	Apple, Inc.	21,079,146
15,081	CDW Corp.	995,346
75,440	Motorola Solutions, Inc.	6,402,593
195,614	NetApp, Inc.	8,560,069

		37,037,154

	Telecommunication Services - 1.6%
222,844	Verizon Communications, Inc.	11,028,550

	Transportation - 1.4%
43,213	FedEx Corp.	9,747,988

	Utilities - 5.0%
162,472	American Electric Power Co., Inc.	11,412,033
92,573	NextEra Energy, Inc.	13,566,573
105,047	Pinnacle West Capital Corp.	8,882,775

		33,861,381

	Total Common Stocks (cost $522,684,257)	$671,421,723

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Total Long-Term Investments (cost $522,684,257)		$671,421,723

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
2,067,395	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		$2,067,395

	Total Short-Term Investments (cost $2,067,395)		$2,067,395

	Total Investments (cost $524,751,652)	99.9%	$673,489,118
	Other Assets and Liabilities	0.1%	549,544

	Total Net Assets	100.0%	$674,038,662

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$62,978,305	$62,978,305	$—	$—
Capital Goods	45,499,480	45,499,480	—	—
Commercial & Professional Services	15,119,469	15,119,469	—	—
Consumer Durables & Apparel	17,609,742	17,609,742	—	—
Consumer Services	16,927,629	16,927,629	—	—
Diversified Financials	14,737,579	14,737,579	—	—
Energy	10,078,567	10,078,567	—	—
Food & Staples Retailing	12,914,508	12,914,508	—	—
Food, Beverage & Tobacco	26,189,019	26,189,019	—	—
Health Care Equipment & Services	69,445,299	69,445,299	—	—
Household & Personal Products	19,975,308	19,975,308	—	—
Insurance	29,368,221	29,368,221	—	—
Materials	24,524,454	24,524,454	—	—
Media	15,635,540	15,635,540	—	—
Pharmaceuticals, Biotechnology & Life Sciences	47,629,622	47,629,622	—	—
Retailing	34,769,308	34,769,308	—	—
Semiconductors & Semiconductor Equipment	17,961,851	17,961,851	—	—
Software & Services	98,382,749	98,382,749	—	—
Technology Hardware & Equipment	37,037,154	37,037,154	—	—
Telecommunication Services	11,028,550	11,028,550	—	—
Transportation	9,747,988	9,747,988	—	—
Utilities	33,861,381	33,861,381	—	—
Short-Term Investments	2,067,395	2,067,395	—	—

Total	$673,489,118	$673,489,118	$—	$—

(1)	For the nine-month period ended September 30, 2017, there were no transfers between any levels.

Hartford Dividend and Growth HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Automobiles & Components - 0.9%
2,735,086	Ford Motor Co.	$32,738,979

	Banks - 11.8%
4,216,813	Bank of America Corp.	106,854,041
399,639	Bank of Nova Scotia	25,676,806
643,890	Citigroup, Inc.	46,836,559
1,151,910	JP Morgan Chase & Co.	110,018,924
587,284	PNC Financial Services Group, Inc.	79,148,265
854,464	Wells Fargo & Co.	47,123,689

		415,658,284

	Capital Goods - 5.7%
925,943	ABB Ltd. ADR	22,917,089
62,253	Boeing Co.	15,825,335
235,850	Caterpillar, Inc.	29,412,853
443,124	Eaton Corp. plc	34,027,492
281,842	Honeywell International, Inc.	39,948,285
690,696	Johnson Controls International plc	27,828,142
50,176	Lockheed Martin Corp.	15,569,111
139,482	United Technologies Corp.	16,191,071

		201,719,378

	Consumer Services - 0.6%
308,768	Hilton Worldwide Holdings, Inc.	21,443,938

	Diversified Financials - 3.4%
73,282	BlackRock, Inc.	32,763,649
94,939	Goldman Sachs Group, Inc.	22,518,581
496,055	Intercontinental Exchange, Inc.	34,078,979
344,340	Northern Trust Corp.	31,655,176

		121,016,385

	Energy - 9.5%
326,345	Anadarko Petroleum Corp.	15,941,953
806,346	Chevron Corp.	94,745,655
605,220	ConocoPhillips	30,291,261
593,195	Exxon Mobil Corp.	48,630,126
875,890	Hess Corp.	41,070,482
925,120	Kinder Morgan, Inc.	17,743,802
1,262,075	Suncor Energy, Inc.	44,210,487
770,723	Total S.A. ADR	41,249,095

		333,882,861

	Food & Staples Retailing - 2.3%
164,790	Costco Wholesale Corp.	27,073,349
284,951	CVS Health Corp.	23,172,216
373,733	Walgreens Boots Alliance, Inc.	28,859,662

		79,105,227

	Food, Beverage & Tobacco - 2.5%
456,310	PepsiCo, Inc.	50,846,623
345,642	Philip Morris International, Inc.	38,369,719

		89,216,342

	Health Care Equipment & Services - 4.7%
471,055	Abbott Laboratories	25,135,495
480,939	Cardinal Health, Inc.	32,184,438
90,690	McKesson Corp.	13,930,891
552,059	Medtronic plc	42,933,628
179,172	UnitedHealth Group, Inc.	35,090,836
149,965	Universal Health Services, Inc. Class B	16,637,117

		165,912,405

	Household & Personal Products - 0.9%
541,975	Unilever N.V.	31,998,204

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Insurance - 8.2%
384,366	American International Group, Inc.	$23,596,229
48,926	Brighthouse Financial, Inc.*	2,974,701
543,568	Chubb Ltd.	77,485,618
509,745	Marsh & McLennan Cos., Inc.	42,721,729
583,236	MetLife, Inc.	30,299,110
609,530	Principal Financial Group, Inc.	39,217,160
696,656	Prudential Financial, Inc.	74,068,466

		290,363,013

	Materials - 3.4%
458,640	Ball Corp.	18,941,832
180,740	BHP Billiton plc ADR	6,407,233
193,205	Celanese Corp. Series A	20,145,485
313,260	DowDuPont, Inc.	21,686,990
641,349	International Paper Co.	36,441,450
133,660	PPG Industries, Inc.	14,523,496

		118,146,486

	Media - 3.4%
2,411,146	Comcast Corp. Class A	92,780,898
1,014,782	Twenty-First Century Fox, Inc. Class A	26,769,949

		119,550,847

	Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
1,716,426	AstraZeneca plc ADR	58,152,513
1,205,656	Bristol-Myers Squibb Co.	76,848,513
534,338	Eli Lilly & Co.	45,707,273
423,595	Johnson & Johnson	55,071,586
1,259,811	Merck & Co., Inc.	80,665,698
1,298,109	Pfizer, Inc.	46,342,491

		362,788,074

	Real Estate - 1.2%
223,370	American Tower Corp. REIT	30,530,212
100,450	Boston Properties, Inc. REIT	12,343,296

		42,873,508

	Retailing - 0.8%
229,550	L Brands, Inc.	9,551,575
213,356	Lowe’s Cos., Inc.	17,055,679

		26,607,254

	Semiconductors & Semiconductor Equipment - 4.1%
2,315,561	Intel Corp.	88,176,563
40,900	KLA-Tencor Corp.	4,335,400
553,984	QUALCOMM, Inc.	28,718,530
271,998	Texas Instruments, Inc.	24,381,901

		145,612,394

	Software & Services - 8.8%
301,144	Accenture plc Class A	40,675,520
94,600	Alphabet, Inc. Class A*	92,113,912
949,205	eBay, Inc.*	36,506,424
102,917	IBM Corp.	14,931,199
1,682,998	Microsoft Corp.	125,366,521

		309,593,576

	Technology Hardware & Equipment - 4.5%
449,610	Apple, Inc.	69,293,893
1,200,758	Cisco Systems, Inc.	40,381,492
861,947	HP, Inc.	17,204,462
378,410	Motorola Solutions, Inc.	32,115,657

		158,995,504

	Telecommunication Services - 2.4%
1,219,053	BCE, Inc.	57,088,252

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

579,015	Verizon Communications, Inc.		28,655,452

			85,743,704

	Transportation - 3.7%
108,320	Canadian Pacific Railway Ltd.		$18,201,010
382,652	Delta Air Lines, Inc.		18,451,479
104,813	FedEx Corp.		23,643,717
594,780	United Parcel Service, Inc. Class B		71,427,130

			131,723,336

	Utilities - 5.0%
506,856	Dominion Energy, Inc.		38,992,432
548,246	Edison International		42,308,144
811,712	Exelon Corp.		30,577,191
431,658	NextEra Energy, Inc.		63,259,480

			175,137,247

	Total Common Stocks (cost $2,393,408,267)		$3,459,826,946

	Total Long-Term Investments (cost $2,393,408,267)		$3,459,826,946

Short-Term Investments - 1.2%
	Other Investment Pools & Funds - 1.2%
41,201,875	Fidelity Institutional Government Fund, Institutional Class		$41,201,875

	Total Short-Term Investments (cost $41,201,875)		$41,201,875

	Total Investments (cost $2,434,610,142)	99.3%	$3,501,028,821
	Other Assets and Liabilities	0.7%	24,099,850

	Total Net Assets	100.0%	$3,525,128,671

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$32,738,979	$32,738,979	$—	$—
Banks	415,658,284	415,658,284	—	—
Capital Goods	201,719,378	201,719,378	—	—
Consumer Services	21,443,938	21,443,938	—	—
Diversified Financials	121,016,385	121,016,385	—	—
Energy	333,882,861	333,882,861	—	—
Food & Staples Retailing	79,105,227	79,105,227	—	—
Food, Beverage & Tobacco	89,216,342	89,216,342	—	—
Health Care Equipment & Services	165,912,405	165,912,405	—	—
Household & Personal Products	31,998,204	31,998,204	—	—
Insurance	290,363,013	290,363,013	—	—
Materials	118,146,486	118,146,486	—	—
Media	119,550,847	119,550,847	—	—
Pharmaceuticals, Biotechnology & Life Sciences	362,788,074	362,788,074	—	—
Real Estate	42,873,508	42,873,508	—	—
Retailing	26,607,254	26,607,254	—	—
Semiconductors & Semiconductor Equipment	145,612,394	145,612,394	—	—
Software & Services	309,593,576	309,593,576	—	—
Technology Hardware & Equipment	158,995,504	158,995,504	—	—
Telecommunication Services	85,743,704	85,743,704	—	—
Transportation	131,723,336	131,723,336	—	—
Utilities	175,137,247	175,137,247	—	—
Short-Term Investments	41,201,875	41,201,875	—	—

Total	$3,501,028,821	$3,501,028,821	$—	$—

(1)  For the nine-month period ended September 30, 2017, there were no transfers between any levels.

Hartford Global Growth HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.8%
	Banks - 4.6%
394,519	Banco Santander S.A.	$2,759,600
280,876	Bank of America Corp.	7,117,398
53,923	BNP Paribas S.A.	4,350,278
38,638	HDFC Bank Ltd. ADR	3,723,544
18,925	PNC Financial Services Group, Inc.	2,550,522
122,418	UniCredit S.p.A.*	2,612,363

		23,113,705

	Capital Goods - 7.9%
143,364	ABB Ltd.	3,545,102
146,175	Assa Abloy AB Class B	3,346,733
80,790	Atlas Copco AB Class A	3,427,300
13,900	FANUC Corp.	2,818,274
68,863	Fastenal Co.	3,138,776
45,419	Fortune Brands Home & Security, Inc.	3,053,519
114,700	Komatsu Ltd.	3,247,961
24,791	Lockheed Martin Corp.	7,692,399
25,200	Nidec Corp.	3,097,858
31,310	Safran S.A.	3,199,541
8,672	SMC Corp.	3,064,348

		39,631,811

	Commercial & Professional Services - 1.4%
141,100	Edenred	3,835,771
70,341	IHS Markit Ltd.*	3,100,631

		6,936,402

	Consumer Durables & Apparel - 1.9%
58,600	NIKE, Inc. Class B	3,038,410
1,067	NVR, Inc.*	3,046,285
97,100	Sony Corp.	3,622,670

		9,707,365

	Consumer Services - 3.8%
190,739	Compass Group plc	4,047,012
114,161	Melco Resorts & Entertainment Ltd. ADR	2,753,563
38,612	New Oriental Education & Technology Group, Inc. ADR	3,407,895
655,662	Sands China Ltd.	3,429,177
79,060	TAL Education Group ADR	2,665,113
26,278	Wyndham Worldwide Corp.	2,769,964

		19,072,724

	Diversified Financials - 5.1%
39,564	American Express Co.	3,578,959
184,388	Deutsche Bank AG	3,191,893
46,301	Intercontinental Exchange, Inc.	3,180,879
102,086	Julius Baer Group Ltd.*	6,057,794
4,459	Partners Group Holding AG	3,027,205
138,688	TD Ameritrade Holding Corp.	6,767,974

		25,804,704

	Energy - 1.3%
290,800	EnCana Corp.	3,423,644
168,262	Galp Energia SGPS S.A.	2,983,814

		6,407,458

	Food, Beverage & Tobacco - 5.2%
366,800	Ambev S.A.	2,436,725
120,289	British American Tobacco plc	7,530,537
16,752	Constellation Brands, Inc. Class A	3,341,186
445,037	Davide Campari-Milano S.p.A.	3,232,837
92,349	Diageo plc	3,036,943
75,549	Monster Beverage Corp.*	4,174,082

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

21,869	Philip Morris International, Inc.	$2,427,678

		26,179,988

	Health Care Equipment & Services - 8.8%
65,135	Abbott Laboratories	3,475,603
19,942	Aetna, Inc.	3,170,977
21,899	Align Technology, Inc.*	4,079,127
47,336	Baxter International, Inc.	2,970,334
239,336	Boston Scientific Corp.*	6,981,431
17,617	Cigna Corp.	3,293,322
38,800	DexCom, Inc.*	1,898,290
57,438	Edwards Lifesciences Corp.*	6,278,548
66,374	Hologic, Inc.*	2,435,262
23,746	Stryker Corp.	3,372,407
32,781	UnitedHealth Group, Inc.	6,420,159

		44,375,460

	Household & Personal Products - 2.6%
22,095	Estee Lauder Cos., Inc. Class A	2,382,725
66,489	Reckitt Benckiser Group plc	6,074,968
79,108	Unilever N.V.	4,676,149

		13,133,842

	Insurance - 3.1%
27,530	Allstate Corp.	2,530,282
61,335	Assured Guaranty Ltd.	2,315,396
166,800	Manulife Financial Corp.	3,383,457
639,800	Ping An Insurance Group Co. of China Ltd. Class H	4,942,075
60,901	XL Group Ltd.	2,402,545

		15,573,755

	Materials - 1.6%
150,252	BHP Billiton plc	2,651,344
211,249	First Quantum Minerals Ltd.	2,371,948
28,910	HeidelbergCement AG	2,975,117

		7,998,409

	Media - 1.0%
57,556	Comcast Corp. Class A	2,214,755
104,194	Viacom, Inc. Class B	2,900,761

		5,115,516

	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
11,290	Allergan plc	2,313,886
68,082	Bristol-Myers Squibb Co.	4,339,547
49,224	Celgene Corp.*	7,177,844
46,800	Eisai Co., Ltd.	2,403,313
36,051	ICON plc*	4,105,488
22,414	Incyte Corp.*	2,616,610
11,054	Roche Holding AG	2,825,625
19,797	Thermo Fisher Scientific, Inc.	3,745,592
15,609	Vertex Pharmaceuticals, Inc.*	2,373,192

		31,901,097

	Real Estate - 1.4%
50,133	American Tower Corp. REIT	6,852,178

	Retailing - 7.3%
4,872	Amazon.com, Inc.*	4,683,697
32,101	Home Depot, Inc.	5,250,440
69,332	Industria de Diseno Textil S.A.	2,613,832
42,476	Netflix, Inc.*	7,703,023
4,127	Priceline Group, Inc.*	7,555,794
49,775	Ross Stores, Inc.	3,213,972
23,825	Wayfair, Inc. Class A*	1,605,805
85,496	Zalando SE*(1)	4,291,271

		36,917,834

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Semiconductors & Semiconductor Equipment - 4.8%
162,200	Advanced Micro Devices, Inc.*	$2,068,050
34,735	Analog Devices, Inc.	2,993,115
21,812	ASML Holding N.V.	3,727,182
14,002	Broadcom Ltd.	3,396,045
148,630	Infineon Technologies AG	3,747,319
6,000	KLA-Tencor Corp.	636,000
24,300	NVIDIA Corp.	4,344,111
417,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,986,744

		23,898,566

	Software & Services - 24.3%
64,359	Adobe Systems, Inc.*	9,601,076
40,433	Alibaba Group Holding Ltd. ADR*	6,983,183
18,795	Alphabet, Inc. Class C*	18,026,472
31,415	Autodesk, Inc.*	3,526,648
3,421	Dropbox, Inc. Class B*(1)(2)(3)(4)	41,086
95,922	eBay, Inc.*	3,689,160
32,546	Electronic Arts, Inc.*	3,842,381
89,965	Facebook, Inc. Class A*	15,372,319
31,497	Global Payments, Inc.	2,993,160
22,520	Intuit, Inc.	3,200,993
55,587	Mastercard, Inc. Class A	7,848,884
79,439	Microsoft Corp.	5,917,411
10,212	NetEase, Inc. ADR	2,694,028
12,700	Nintendo Co., Ltd.	4,682,913
125,639	PayPal Holdings, Inc.*	8,044,665
43,373	Salesforce.com, Inc.*	4,051,906
38,441	ServiceNow, Inc.*	4,517,971
181,300	Tencent Holdings Ltd.	7,926,559
50,640	Visa, Inc. Class A	5,329,354
122,725	Yandex N.V. Class A*	4,043,789

		122,333,958

	Technology Hardware & Equipment - 4.4%
106,300	Alps Electric Co., Ltd.	2,809,371
33,400	Apple, Inc.	5,147,608
171,200	Flex Ltd.*	2,836,784
6,500	Keyence Corp.	3,457,140
18,000	Largan Precision Co., Ltd.	3,175,471
2,065	Samsung Electronics Co., Ltd.	4,646,708

		22,073,082

	Telecommunication Services - 1.0%
42,875	T-Mobile USA, Inc.*	2,643,672
7,251,810	Telekomunikasi Indonesia Persero Tbk PT	2,522,030

		5,165,702

	Total Common Stocks (cost $372,839,849)	$492,193,556

Warrants - 0.0%
	Diversified Financials - 0.0%
1,035	Emergent Capital, Inc. Expires 4/11/19*(2)(3)	$—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $372,839,849)	$492,193,556

Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 2.0%
10,147,820	Fidelity Institutional Government Fund, Institutional Class	$10,147,820

	Total Short-Term Investments (cost $10,147,820)	$10,147,820

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Total Investments (cost $382,987,669)	99.8%	$502,341,376
Other Assets and Liabilities	0.2%	1,068,178

Total Net Assets	100.0%	$503,409,554

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $4,332,357, which represented 0.9% of total net assets.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2017, the aggregate fair value of these securities was $41,086, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
05/2012	3,421	Dropbox, Inc. Class B	$30,966
04/2014	1,035	Emergent Capital, Inc. Warrants	—

			$30,966

At September 30, 2017, the aggregate value of these securities was $41,086, which represents 0.0% of total net assets.

(4)	Investment valued using significant unobservable inputs.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Global Growth HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$23,113,705	$13,391,464	$9,722,241	$—
Capital Goods	39,631,811	24,056,637	15,575,174	—
Commercial & Professional Services	6,936,402	3,100,631	3,835,771	—
Consumer Durables & Apparel	9,707,365	6,084,695	3,622,670	—
Consumer Services	19,072,724	15,643,547	3,429,177	—
Diversified Financials	25,804,704	13,527,812	12,276,892	—
Energy	6,407,458	3,423,644	2,983,814	—
Food, Beverage & Tobacco	26,179,988	22,947,151	3,232,837	—
Health Care Equipment & Services	44,375,460	44,375,460	—	—
Household & Personal Products	13,133,842	13,133,842	—	—
Insurance	15,573,755	15,573,755	—	—
Materials	7,998,409	2,371,948	5,626,461	—
Media	5,115,516	5,115,516	—	—
Pharmaceuticals, Biotechnology & Life Sciences	31,901,097	29,497,784	2,403,313	—
Real Estate	6,852,178	6,852,178	—	—
Retailing	36,917,834	32,626,563	4,291,271	—
Semiconductors & Semiconductor Equipment	23,898,566	16,424,065	7,474,501	—
Software & Services	122,333,958	117,609,959	4,682,913	41,086
Technology Hardware & Equipment	22,073,082	16,088,240	5,984,842	—
Telecommunication Services	5,165,702	5,165,702	—	—
Warrants	—	—	—	—
Short-Term Investments	10,147,820	10,147,820	—	—

Total	$ 502,341,376	$417,158,413	$85,141,877	$41,086

(1)	For the nine-month period ended September 30, 2017, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

Hartford Healthcare HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.2%
	Biotechnology - 27.3%
199,645	Aduro Biotech, Inc.*	$2,126,219
85,540	Alder Biopharmaceuticals, Inc.*	1,047,865
132,007	Alkermes plc*	6,711,236
39,860	Alnylam Pharmaceuticals, Inc.*	4,683,151
54,050	Arena Pharmaceuticals, Inc.*	1,378,275
12,125	Biogen, Inc.*	3,796,580
93,700	Biotoscana Investments S.A.*	715,956
32,350	Bluebird Bio, Inc.*	4,443,272
67,400	Calithera Biosciences, Inc.*	1,061,550
105,105	Celgene Corp.*	15,326,411
34,100	Clementia Pharmaceuticals, Inc.*	575,949
205,710	Coherus Biosciences, Inc.*	2,746,228
128,936	Cytokinetics, Inc.*	1,869,572
22,056	Galapagos N.V.*	2,248,342
19,691	Genmab A/S*	4,354,561
109,780	GlycoMimetics, Inc.*	1,535,822
35,278	Incyte Corp.*	4,118,354
23,094	Innate Pharma S.A.*	280,591
138,403	Ironwood Pharmaceuticals, Inc.*	2,182,615
88,630	Karyopharm Therapeutics, Inc.*	973,157
84,180	Loxo Oncology, Inc.*	7,754,662
46,425	Momenta Pharmaceuticals, Inc.*	858,862
42,400	Nightstar Therapeutics plc ADR*	814,080
118,333	Portola Pharmaceuticals, Inc.*	6,393,532
10,476	Regeneron Pharmaceuticals, Inc.*	4,684,029
378,185	Rigel Pharmaceuticals, Inc.*	960,590
134,820	Syndax Pharmaceuticals, Inc.*	1,577,394
23,676	TESARO, Inc.*	3,056,572
184,254	Trevena, Inc.*	469,848
28,260	Ultragenyx Pharmaceutical, Inc.*	1,505,128
39,045	Vertex Pharmaceuticals, Inc.*	5,936,402
26,200	Zealand Pharma A/S ADR*	503,040

		96,689,845

	Drug Retail - 1.5%
57,310	Walgreens Boots Alliance, Inc.	4,425,478
7,126	Zur Rose Group AG*	936,053

		5,361,531

	Health Care Distributors - 3.2%
66,050	Cardinal Health, Inc.	4,420,066
45,155	McKesson Corp.	6,936,260

		11,356,326

	Health Care Equipment - 19.7%
139,054	Abbott Laboratories	7,419,921
77,485	AtriCure, Inc.*	1,733,339
30,099	Baxter International, Inc.	1,888,712
30,233	Becton Dickinson and Co.	5,924,156
373,395	Boston Scientific Corp.*	10,891,932
143,221	ConforMIS, Inc.*	504,138
20,965	Danaher Corp.	1,798,378
14,995	Edwards Lifesciences Corp.*	1,639,103
148,547	Globus Medical, Inc. Class A*	4,414,817
45,840	Hologic, Inc.*	1,681,870
138,880	K2M Group Holdings, Inc.*	2,945,645
206,347	Medtronic plc	16,047,606
65,030	Stryker Corp.	9,235,561
15,275	Teleflex, Inc.	3,696,092

		69,821,270

	Health Care Facilities - 2.4%
29,342	Acadia Healthcare Co., Inc.*	1,401,374
160,312	Georgia Healthcare Group plc*(1)	634,108

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

46,850	HCA Healthcare, Inc.*	$3,728,792
26,450	LifePoint Health, Inc.*	1,531,455
11,850	Universal Health Services, Inc. Class B	1,314,639

		8,610,368

	Health Care Services - 1.2%
52,770	Envision Healthcare Corp.*	2,372,011
56,017	Teladoc, Inc.*	1,856,964

		4,228,975

	Health Care Supplies - 0.6%
26,619	DENTSPLY SIRONA, Inc.	1,592,082
114,371	Endologix, Inc.*	510,095

		2,102,177

	Health Care Technology - 2.0%
26,885	athenahealth, Inc.*	3,343,419
49,904	Cerner Corp.*	3,559,153

		6,902,572

	Life Sciences Tools & Services - 3.3%
17,990	ICON plc*	2,048,701
32,000	NanoString Technologies, Inc.*	517,120
47,530	Thermo Fisher Scientific, Inc.	8,992,676
19,000	Wuxi Biologics Cayman, Inc.*(1)	96,711

		11,655,208

	Managed Health Care - 12.5%
39,720	Aetna, Inc.	6,315,877
29,980	Anthem, Inc.	5,692,603
33,796	Cigna Corp.	6,317,824
7,340	Humana, Inc.	1,788,244
109,050	UnitedHealth Group, Inc.	21,357,443
16,115	WellCare Health Plans, Inc.*	2,767,590

		44,239,581

	Pharmaceuticals - 23.5%
63,657	Allergan plc	13,046,502
258,560	AstraZeneca plc ADR	8,760,013
243,725	Bristol-Myers Squibb Co.	15,535,031
32,470	Chugai Pharmaceutical Co., Ltd.	1,349,328
24,040	Dermira, Inc.*	649,080
53,190	Eisai Co., Ltd.	2,731,457
118,740	Eli Lilly & Co.	10,157,020
9,300	Galenica AG*(1)	441,492
17,461	Hikma Pharmaceuticals plc	283,701
44,635	Intersect ENT, Inc.*	1,390,380
13,580	Johnson & Johnson	1,765,536
23,000	Kala Pharmaceuticals, Inc.*	525,320
107,500	Medicines Co.*	3,981,800
245,547	MediWound Ltd.*	1,307,538
130,015	Mylan N.V.*	4,078,570
97,960	MyoKardia, Inc.*	4,197,586
137,024	Nabriva Therapeutics plc*	1,122,227
102,120	Ono Pharmaceutical Co., Ltd.	2,317,970
65,274	Revance Therapeutics, Inc.*	1,798,299
40,970	Shionogi & Co., Ltd.	2,239,701
902,820	Sino Biopharmaceutical Ltd.	956,479
19,410	Takeda Pharmaceutical Co., Ltd.	1,073,293
30,474	Teva Pharmaceutical Industries Ltd. ADR	536,342
39,281	UCB S.A.	2,799,487

		83,044,152

	Total Common Stocks (cost $271,964,905)	$344,012,005

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Total Long-Term Investments (cost $271,964,905)		$344,012,005

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.3%
11,762,301	Fidelity Institutional Government Fund, Institutional Class		$11,762,301

	Total Short-Term Investments (cost $11,762,301)		$11,762,301

	Total Investments (cost $283,727,206)	100.5%	$355,774,306
	Other Assets and Liabilities	(0.5)%	(1,678,440)

	Total Net Assets	100.0%	$354,095,866

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $1,172,311, which represented 0.3% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviation:
ADR	American Depositary Receipt

Hartford Healthcare HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$96,689,845	$90,086,942	$6,602,903	$—
Drug Retail	5,361,531	5,361,531	—	—
Health Care Distributors	11,356,326	11,356,326	—	—
Health Care Equipment	69,821,270	69,821,270	—	—
Health Care Facilities	8,610,368	7,976,260	634,108	—
Health Care Services	4,228,975	4,228,975	—	—
Health Care Supplies	2,102,177	2,102,177	—	—
Health Care Technology	6,902,572	6,902,572	—	—
Life Sciences Tools & Services	11,655,208	11,558,497	96,711	—
Managed Health Care	44,239,581	44,239,581	—	—
Pharmaceuticals	83,044,152	69,924,537	13,119,615	—
Short-Term Investments	11,762,301	11,762,301	—	—

Total	$355,774,306	$335,320,969	$20,453,337	$—

(1)	For the nine-month period ended September 30, 2017, investments valued at $705,566 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $411,328 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford High Yield HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
	Asset-Backed - Finance & Insurance - 0.0%
$ 2,490,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)(4)	$—

	Total Asset & Commercial Mortgage Backed Securities (cost $2,478,958)	$—

Corporate Bonds - 91.5%
	Aerospace/Defense - 0.4%
	DAE Funding LLC
$ 370,000	4.50%, 08/01/2022(1)	$379,204
760,000	5.00%, 08/01/2024(1)	779,000

		1,158,204

	Biotechnology - 0.1%
370,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(5)	377,400

	Chemicals - 1.5%
	Chemours Co.
1,875,000	6.63%, 05/15/2023	1,994,531
305,000	7.00%, 05/15/2025	337,788
2,160,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(1)	2,238,300

		4,570,619

	Coal - 1.1%
670,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	703,500
2,515,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	2,200,625
	Peabody Energy Corp.
205,000	6.00%, 03/31/2022(1)	211,663
220,000	6.38%, 03/31/2025(1)	226,050

		3,341,838

	Commercial Banks - 3.9%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 800,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(6)(7)(8)	985,705
400,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(6)(7)(8)	549,204
1,400,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(6)(8)	1,679,599
	Barclays plc
$ 800,000	5 year USD Swap + 6.772%, 7.88%, 03/15/2022(6)(7)(8)	871,045
590,000	5 year USD Swap + 6.705%, 8.25%, 12/15/2018(6)(8)	623,187
1,080,000	BNP Paribas S.A. 5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(6)(8)	1,186,650
101,000	CIT Group, Inc. 5.38%, 05/15/2020	108,449
690,000	Credit Agricole S.A. 5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(6)(8)	771,696
1,180,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(6)(7)(8)	1,256,700
730,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(6)(8)	761,937
	Royal Bank of Scotland Group plc
1,300,000	3 mo. LIBOR + 2.320%, 3.66%, 09/30/2027(6)(8)	1,244,750
780,000	3 mo. LIBOR + 2.670%, 6.99%, 10/05/2017(1)(6)(8)	887,250
385,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(6)(8)	426,869
640,000	Societe Generale S.A. 5 year USD Swap + 6.394%, 8.25%, 11/29/2018(6)(7)(8)	676,736

		12,029,777

	Commercial Services - 5.8%
	APX Group, Inc.
1,180,000	7.63%, 09/01/2023(1)	1,240,475

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 2,050,000	7.88%, 12/01/2022	$2,229,375
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
1,875,000	5.25%, 03/15/2025(1)	1,875,000
875,000	5.50%, 04/01/2023	894,687
2,544,000	Brand Energy & Infrastructure Services, Inc. 8.50%, 07/15/2025(1)	2,753,880
2,410,000	GW Honos Security Corp. 8.75%, 05/15/2025(1)	2,569,662
	Herc Rentals, Inc.
855,000	7.50%, 06/01/2022(1)	924,469
1,522,000	7.75%, 06/01/2024(1)	1,651,370
2,105,000	Hertz Corp. 5.50%, 10/15/2024(1)	1,894,500
	United Rentals North America, Inc.
440,000	4.63%, 10/15/2025	445,500
630,000	4.88%, 01/15/2028	633,150
875,000	5.88%, 09/15/2026	950,469

		18,062,537

	Construction Materials - 1.9%
2,380,000	Cemex Finance LLC 6.00%, 04/01/2024(1)	2,528,774
1,650,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,718,557
1,605,000	Standard Industries, Inc. 5.38%, 11/15/2024(1)	1,705,794

		5,953,125

	Diversified Financial Services - 4.6%
665,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	711,550
620,000	Fly Leasing Ltd. 5.25%, 10/15/2024(9)	620,000
280,000	Hexion, Inc. 13.75%, 02/01/2022(1)	229,600
2,760,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 07/01/2021	2,815,200
	Navient Corp.
417,000	5.50%, 01/25/2023	422,213
365,000	5.63%, 08/01/2033	315,105
1,641,000	5.88%, 10/25/2024	1,665,615
2,070,000	6.13%, 03/25/2024	2,134,170
815,000	6.50%, 06/15/2022	864,405
917,000	7.25%, 09/25/2023	996,091
280,000	OneMain Financial Holdings LLC 6.75%, 12/15/2019(1)	290,500
	Springleaf Finance Corp.
490,000	5.25%, 12/15/2019	510,090
675,000	7.75%, 10/01/2021	762,547
1,730,000	8.25%, 12/15/2020	1,954,900

		14,291,986

	Electric - 1.1%
2,220,000	AES Corp. 5.13%, 09/01/2027	2,275,500
	Dynegy, Inc.
230,000	7.63%, 11/01/2024	238,338
920,000	8.00%, 01/15/2025(1)	952,200
415,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(2)(3)(4)(10)	—

		3,466,038

	Electrical Components & Equipment - 0.3%
910,000	General Cable Corp. 5.75%, 10/01/2022	914,004

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Entertainment - 3.5%
$ 1,150,000	CRC Escrow Issuer LLC 5.25%, 10/15/2025(1)(9)	$1,150,000
1,350,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	1,417,500
1,655,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	1,783,262
1,880,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	1,950,500
1,225,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	1,252,562
835,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(1)	843,350
	Scientific Games International, Inc.
1,150,000	6.63%, 05/15/2021	1,178,750
770,000	10.00%, 12/01/2022	852,775
325,000	WMG Acquisition Corp. 5.00%, 08/01/2023(1)	335,563

		10,764,262

	Environmental Control - 0.4%
835,000	Clean Harbors, Inc. 5.13%, 06/01/2021	848,302
397,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	401,962

		1,250,264

	Food - 1.7%
	Post Holdings, Inc.
2,510,000	5.00%, 08/15/2026(1)	2,503,725
660,000	5.75%, 03/01/2027(1)	679,800
2,045,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	2,114,019

		5,297,544

	Healthcare-Products - 1.6%
1,850,000	Alere, Inc. 6.50%, 06/15/2020	1,880,062
2,895,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)	3,010,800

		4,890,862

	Healthcare-Services - 4.0%
	Community Health Systems, Inc.
280,000	6.25%, 03/31/2023	275,100
230,000	6.88%, 02/01/2022	180,550
	Envision Healthcare Corp.
1,040,000	5.13%, 07/01/2022(1)	1,079,000
1,890,000	5.63%, 07/15/2022	1,970,325
1,835,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	1,986,387
	HCA, Inc.
1,340,000	5.25%, 06/15/2026	1,443,850
1,085,000	5.38%, 02/01/2025	1,143,319
1,599,000	7.50%, 11/15/2095	1,650,968
350,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(1)	376,250
	Tenet Healthcare Corp.
35,000	6.75%, 06/15/2023	33,600
510,000	8.13%, 04/01/2022	518,925
1,740,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(1)	1,731,300

		12,389,574

	Home Builders - 2.7%
1,690,000	AV Homes, Inc. 6.63%, 05/15/2022	1,742,812

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Beazer Homes USA, Inc.
$ 370,000	5.88%, 10/15/2027(1)(9)	$370,000
525,000	6.75%, 03/15/2025	552,878
1,120,000	8.75%, 03/15/2022	1,238,020
1,880,000	KB Home 8.00%, 03/15/2020	2,114,586
	M/I Homes, Inc.
150,000	5.63%, 08/01/2025(1)	153,188
2,115,000	6.75%, 01/15/2021	2,207,531

		8,379,015

	Household Products - 0.6%
2,400,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,854,000

	Household Products/Wares - 0.5%
EUR 1,320,000	Diamond (BC) B.V. 5.63%, 08/15/2025(1)	1,583,510

	Housewares - 0.8%
$ 2,270,000	American Greetings Corp. 7.88%, 02/15/2025(1)	2,457,275

	Insurance - 1.5%
	Genworth Holdings, Inc.
110,000	4.80%, 02/15/2024	94,050
770,000	4.90%, 08/15/2023	658,350
440,000	7.20%, 02/15/2021	429,000
245,000	7.63%, 09/24/2021	238,385
145,000	7.70%, 06/15/2020	145,544
415,000	MGIC Investment Corp. 5.75%, 08/15/2023	456,500
710,000	Radian Group, Inc. 4.50%, 10/01/2024	724,200
1,910,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(1)	1,945,812

		4,691,841

	Internet - 1.7%
2,105,000	Netflix, Inc. 5.88%, 02/15/2025	2,302,344
	Zayo Group LLC / Zayo Capital, Inc.
2,145,000	6.00%, 04/01/2023	2,265,656
605,000	6.38%, 05/15/2025	651,966

		5,219,966

	Iron/Steel - 1.6%
1,015,000	AK Steel Corp. 7.63%, 10/01/2021	1,055,600
650,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(1)	674,375
	Steel Dynamics, Inc.
230,000	4.13%, 09/15/2025(1)	231,868
1,130,000	5.50%, 10/01/2024	1,209,100
1,645,000	United States Steel Corp. 8.38%, 07/01/2021(1)	1,817,725

		4,988,668

	IT Services - 0.6%
1,480,000	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, 12/15/2024(1)	1,746,400

	Lodging - 2.3%
920,000	Boyd Gaming Corp. 6.38%, 04/01/2026	1,003,950
1,935,000	FelCor Lodging L.P. 6.00%, 06/01/2025	2,075,287
1,630,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,709,463

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 1,170,000	Station Casinos LLC 5.00%, 10/01/2025(1)	$1,172,808
1,100,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,080,750

		7,042,258

	Machinery - Construction & Mining - 0.5%
1,605,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	1,727,381

	Machinery-Diversified - 0.7%
1,935,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	2,147,850

	Media - 8.5%
	CCO Holdings LLC / CCO Holdings Capital Corp.
120,000	5.13%, 02/15/2023	123,900
245,000	5.13%, 05/01/2023(1)	255,106
95,000	5.25%, 09/30/2022	97,850
545,000	5.75%, 09/01/2023	565,438
105,000	5.75%, 01/15/2024	109,069
1,355,000	5.75%, 02/15/2026(1)	1,420,717
1,775,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(1)	1,806,063
280,000	Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	276,500
	CSC Holdings LLC
1,195,000	5.25%, 06/01/2024	1,208,444
760,000	10.13%, 01/15/2023(1)	876,850
630,000	10.88%, 10/15/2025(1)	778,837
	DISH DBS Corp.
2,170,000	5.00%, 03/15/2023	2,217,469
1,095,000	5.88%, 07/15/2022	1,163,437
945,000	6.75%, 06/01/2021	1,039,500
1,191,000	7.88%, 09/01/2019	1,301,167
	Gray Television, Inc.
1,255,000	5.13%, 10/15/2024(1)	1,261,275
380,000	5.88%, 07/15/2026(1)	391,400
1,175,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,298,375
2,370,000	SFR Group S.A. 7.38%, 05/01/2026(1)	2,559,600
	Sinclair Television Group, Inc.
520,000	5.13%, 02/15/2027(1)	505,050
1,055,000	5.88%, 03/15/2026(1)	1,076,100
	TEGNA, Inc.
1,515,000	4.88%, 09/15/2021(1)	1,552,875
2,865,000	5.13%, 10/15/2019	2,907,975
1,565,000	Tribune Media Co. 5.88%, 07/15/2022	1,627,600

		26,420,597

	Metal Fabricate/Hardware - 0.7%
	Novelis Corp.
605,000	5.88%, 09/30/2026(1)	614,075
1,115,000	6.25%, 08/15/2024(1)	1,162,610
340,000	TriMas Corp. 4.88%, 10/15/2025(1)	342,763

		2,119,448

	Mining - 2.7%
	Anglo American Capital plc
260,000	4.13%, 04/15/2021(1)	269,971
1,330,000	4.88%, 05/14/2025(1)	1,410,035
395,000	9.38%, 04/08/2019(1)	436,582
1,345,000	Constellium N.V. 7.88%, 04/01/2021(1)	1,425,700

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	First Quantum Minerals Ltd.
$ 760,000	7.00%, 02/15/2021(1)	$781,850
615,000	7.50%, 04/01/2025(1)	628,837
1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,380,300
	New Gold, Inc.
105,000	6.25%, 11/15/2022(1)	109,069
870,000	6.38%, 05/15/2025(1)	920,025
970,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	1,113,075

		8,475,444

	Miscellaneous Manufacturing - 0.9%
2,990,000	Bombardier, Inc. 6.13%, 01/15/2023(1)	2,898,805

	Office/Business Equipment - 0.6%
	CDW LLC / CDW Finance Corp.
885,000	5.00%, 09/01/2023	926,215
970,000	5.50%, 12/01/2024	1,080,347

		2,006,562

	Oil & Gas - 9.6%
2,260,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	2,344,750
2,370,000	California Resources Corp. 8.00%, 12/15/2022(1)	1,540,500
	Continental Resources, Inc.
475,000	3.80%, 06/01/2024	458,375
265,000	4.50%, 04/15/2023	265,663
2,015,000	4.90%, 06/01/2044	1,828,612
1,005,000	5.00%, 09/15/2022	1,021,331
2,100,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	2,050,125
1,430,000	Energen Corp. 4.63%, 09/01/2021	1,451,450
1,540,000	Ensco plc 5.75%, 10/01/2044	1,104,950
	Laredo Petroleum, Inc.
740,000	5.63%, 01/15/2022	745,550
415,000	6.25%, 03/15/2023	427,450
670,000	7.38%, 05/01/2022	693,450
	MEG Energy Corp.
900,000	6.38%, 01/30/2023(1)	785,250
1,090,000	6.50%, 01/15/2025(1)	1,064,112
1,380,000	7.00%, 03/31/2024(1)	1,183,350
	Noble Holding International Ltd.
1,230,000	6.20%, 08/01/2040	836,400
1,220,000	7.75%, 01/15/2024	1,082,750
390,000	PDC Energy, Inc. 6.13%, 09/15/2024	407,550
	QEP Resources, Inc.
1,895,000	5.25%, 05/01/2023	1,842,887
205,000	5.38%, 10/01/2022	201,413
245,000	6.80%, 03/01/2020	255,413
870,000	Rowan Cos., Inc. 5.85%, 01/15/2044	691,650
	SM Energy Co.
1,680,000	5.00%, 01/15/2024	1,583,400
240,000	6.13%, 11/15/2022	240,600
115,000	6.50%, 11/15/2021	116,150
	Transocean, Inc.
365,000	6.80%, 03/15/2038	297,475
110,000	7.50%, 04/15/2031	100,100
435,000	9.35%, 12/15/2041	417,600
	Tullow Oil plc
690,000	6.00%, 11/01/2020(1)	684,825

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 1,230,000	6.25%, 04/15/2022(1)	$1,196,175
	WPX Energy, Inc.
1,170,000	5.25%, 09/15/2024	1,172,925
1,420,000	6.00%, 01/15/2022	1,467,925
295,000	8.25%, 08/01/2023	330,769

		29,890,925

	Oil & Gas Services - 0.3%
	Weatherford International Ltd.
250,000	5.95%, 04/15/2042	205,000
660,000	6.50%, 08/01/2036	565,950
250,000	7.00%, 03/15/2038	222,500

		993,450

	Packaging & Containers - 4.2%
1,700,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(5)	1,819,510
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
2,065,000	6.00%, 06/30/2021(1)	2,121,788
340,000	6.00%, 02/15/2025(1)	359,975
305,000	7.25%, 05/15/2024(1)	334,545
2,060,000	Berry Global, Inc. 6.00%, 10/15/2022	2,186,175
1,875,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	1,946,484
1,410,000	Multi-Color Corp. 4.88%, 11/01/2025(1)(9)	1,425,440
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,070,000	5.13%, 07/15/2023(1)	2,160,252
805,000	7.00%, 07/15/2024(1)	857,325

		13,211,494

	Pharmaceuticals - 4.1%
	Endo Finance LLC
736,000	6.00%, 07/15/2023(1)	607,200
3,075,000	6.00%, 02/01/2025(1)	2,490,750
1,908,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)	2,079,720
	Valeant Pharmaceuticals International, Inc.
1,320,000	5.50%, 03/01/2023(1)	1,158,300
5,830,000	5.88%, 05/15/2023(1)	5,152,262
1,230,000	6.13%, 04/15/2025(1)	1,077,788
240,000	7.00%, 03/15/2024(1)	256,222

		12,822,242

	Pipelines - 1.0%
1,773,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	1,996,841
1,100,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	1,193,500

		3,190,341

	REITS - 0.3%
760,000	Equinix, Inc. 5.88%, 01/15/2026	835,050

	Retail - 3.3%
	1011778 BC ULC / New Red Finance, Inc.
2,420,000	5.00%, 10/15/2025(1)	2,450,008
1,250,000	5.00%, 10/15/2025(1)(9)	1,265,500
1,945,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	2,017,937
1,440,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)	1,497,600
770,000	Staples, Inc. 8.50%, 09/15/2025(1)	748,825

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 2,260,000	United Rentals North America, Inc. 4.88%, 01/15/2028	$2,271,300

		10,251,170

	Semiconductors - 1.9%
1,625,000	Entegris, Inc. 6.00%, 04/01/2022(1)	1,698,125
1,865,000	Micron Technology, Inc. 5.50%, 02/01/2025	1,988,556
	Sensata Technologies B.V.
1,221,000	5.00%, 10/01/2025(1)	1,286,995
900,000	5.63%, 11/01/2024(1)	991,125

		5,964,801

	Software - 3.7%
1,060,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)	1,142,150
980,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	999,600
	First Data Corp.
1,425,000	5.38%, 08/15/2023(1)	1,490,550
2,391,000	5.75%, 01/15/2024(1)	2,501,584
1,580,000	7.00%, 12/01/2023(1)	1,687,124
684,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(1)(5)	696,175
2,075,000	Infor U.S., Inc. 6.50%, 05/15/2022	2,151,505
780,000	Workday, Inc. 0.25%, 10/01/2022(1)	775,613

		11,444,301

	Telecommunications - 3.9%
	Altice Financing S.A.
485,000	6.50%, 01/15/2022(1)	504,400
380,000	6.63%, 02/15/2023(1)	402,800
2,270,000	7.50%, 05/15/2026(1)	2,497,000
	Nokia Oyj
175,000	3.38%, 06/12/2022	176,531
180,000	4.38%, 06/12/2027	185,175
800,000	Sprint Capital Corp. 6.88%, 11/15/2028	896,000
	Sprint Corp.
416,000	7.13%, 06/15/2024	468,000
2,495,000	7.25%, 09/15/2021	2,772,569
85,000	7.63%, 02/15/2025	97,484
3,479,000	7.88%, 09/15/2023	4,035,640

		12,035,599

	Transportation - 0.4%
1,290,000	Hertz Corp. 7.63%, 06/01/2022(1)	1,330,313

	Total Corporate Bonds (cost $273,105,640)	$284,486,740

Senior Floating Rate Interests - 1.7%(11)
	Chemicals - 0.2%
$ 480,000	Diamond (BC) B.V. 3 mo. LIBOR + 3.000%, 4.32%, 09/06/2024	$478,286

	Healthcare-Products - 0.4%
1,190,000	INC Research LLC 1 mo. LIBOR + 2.250%, 3.49%, 08/01/2024	1,193,642

	Internet - 0.3%
1,263,273	Lands’ End, Inc. 1 mo. LIBOR + 3.250%, 4.49%, 04/04/2021	1,042,200

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Leisure Time - 0.6%
$ 1,970,000	Golden Entertainment, Inc. 0.00%, 08/15/2024(12)	$1,957,688

	Machinery-Diversified - 0.2%
682,232	Gardner Denver, Inc. 1 mo. LIBOR + 2.750%, 4.08%, 07/30/2024	682,832

	Total Senior Floating Rate Interests (cost $5,564,945)	$5,354,648

Convertible Bonds - 2.0%
	Commercial Services - 0.2%
$ 690,000	Cardtronics, Inc. 1.00%, 12/01/2020	$635,663

	Diversified Financial Services - 0.3%
790,000	Blackhawk Network Holdings, Inc. 1.50%, 01/15/2022	881,837

	Internet - 0.3%
750,000	Priceline Group, Inc. 0.90%, 09/15/2021	860,625

	Media - 0.4%
670,000	DISH Network Corp. 3.38%, 08/15/2026	749,562
400,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(1)	475,500

		1,225,062

	Oil & Gas - 0.2%
1,790,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	447,500
112,000	PDC Energy, Inc. 1.13%, 09/15/2021	109,060

		556,560

	Semiconductors - 0.4%
	Microchip Technology, Inc.
565,000	1.63%, 02/15/2027(1)	686,122
589,000	2.25%, 02/15/2037(1)	712,322

		1,398,444

	Software - 0.2%
726,000	ServiceNow, Inc. 0.00%, 06/01/2022(1)(13)	780,904

	Total Convertible Bonds (cost $7,479,330)	$6,339,095

Common Stocks - 1.3%
	Banks - 0.3%
79,307	MGIC Investment Corp.*	$993,716

	Energy - 0.5%
206,275,142	KCA Deutag*(1)(2)(4)(10)	1,392,976
82,554	Vistra Energy Corp.	86,682

		1,479,658

	Utilities - 0.5%
4,525,000	TCEH Corp.*(2)(4)(10)	5
82,554	Vistra Energy Corp.	1,542,934

		1,542,939

	Total Common Stocks (cost $5,058,191)	$4,016,313

Preferred Stocks - 0.2%
	Diversified Financials - 0.2%
16,525	GMAC Capital Trust Series 2 3 mo. LIBOR + 5.785%, 7.10%(8)	436,260

	Total Preferred Stocks (cost $433,019)	$436,260

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Total Long-Term Investments (cost $294,120,083)		$300,633,056

Short-Term Investments - 3.1%
	Other Investment Pools & Funds - 3.1%
9,831,371	Fidelity Institutional Government Fund, Institutional Class		$9,831,371

	Total Short-Term Investments (cost $9,831,371)		$9,831,371

	Total Investments (cost $303,951,454)	99.8%	$310,464,427
	Other Assets and Liabilities	0.2%	491,225

	Total Net Assets	100.0%	$310,955,652

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $149,499,185, which represented 48.1% of total net assets.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2017, the aggregate fair value of these securities was $1,392,981, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	Investment valued using significant unobservable inputs.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $4,339,390, which represented 1.4% of total net assets.
(8)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2017.
(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,815,325 at September 30, 2017.
(10)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	206,275,142	KCA Deutag	$2,795,441
10/2016	4,525,000	TCEH Corp.	—
10/2016	415,000	Texas Competitive Electric Holdings Co. LLC	—

			$2,795,441

At September 30, 2017, the aggregate value of these securities was $1,392,981, which represents 0.4% of total net assets.

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of September 30, 2017.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Security is a zero-coupon bond.

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2017

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.29	USD	2,860,000	(5.00%)	12/20/22	Quarterly	$210,237	$220,888	$10,651

Total						$210,237	$220,888	$10,651

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at September 30, 2017

Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Counterparty	Date	Appreciation	Depreciation
4,899,152 USD	4,139,000 EUR	MSC	10/31/17	$—	$(805)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
MSC	Morgan Stanley

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Hartford High Yield HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	284,486,740	—	284,486,740	—
Senior Floating Rate Interests	5,354,648	—	5,354,648	—
Convertible Bonds	6,339,095	—	6,339,095	—
Common Stocks
Banks	993,716	993,716	—	—
Energy	1,479,658	—	86,682	1,392,976
Utilities	1,542,939	1,542,934	—	5
Preferred Stocks	436,260	436,260	—	—
Short-Term Investments	9,831,371	9,831,371	—	—
Swaps - Credit Default(2)	10,651	—	10,651	—

Total	$ 310,475,078	$12,804,281	$296,277,816	$1,392,981

Liabilities
Foreign Currency Contracts(2)	$(805)	$—	$(805)	$—

Total	$(805)	$—	$(805)	$—

(1)	For the nine-month period ended September 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

Hartford International Opportunities HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.8%
	Argentina - 0.4%
49,100	Despegar.com Corp.*	$1,571,200
198,996	YPF S.A. ADR	4,433,631

		6,004,831

	Brazil - 0.8%
898,930	Itau Unibanco Holding S.A. ADR	12,315,341

	Canada - 8.8%
385,575	Canadian National Railway Co.	31,946,098
565,966	Canadian Natural Resources Ltd.	18,955,495
1,888,855	EnCana Corp.	22,237,852
453,970	Magna International, Inc.	24,227,499
1,122,639	Manulife Financial Corp.	22,772,185
338,167	TransCanada Corp.	16,713,892

		136,853,021

	China - 9.0%
226,000	AAC Technologies Holdings, Inc.	3,824,278
154,235	Alibaba Group Holding Ltd. ADR*	26,637,927
13,417,000	China Construction Bank Corp. Class H	11,209,256
244,145	Ctrip.com International Ltd. ADR*	12,876,207
906,000	ENN Energy Holdings Ltd.	6,563,633
46,103	NetEase, Inc. ADR	12,162,432
224,029	New Oriental Education & Technology Group, Inc. ADR	19,772,800
1,230,500	Ping An Insurance Group Co. of China Ltd. Class H	9,504,882
652,580	Tencent Holdings Ltd.	28,531,239
89,630	Weibo Corp. ADR*	8,867,992

		139,950,646

	Denmark - 0.9%
60,581	Genmab A/S*	13,397,169

	France - 14.1%
315,826	Airbus SE	30,065,097
1,128,656	AXA S.A.	34,121,672
353,975	BNP Paribas S.A.	28,557,199
93,379	Capgemini SE	10,946,311
414,044	Cie de Saint-Gobain	24,668,756
213,330	Cie Generale des Etablissements Michelin	31,125,166
70,541	Essilor International S.A.	8,742,677
216,160	Safran S.A.	22,089,198
192,355	Schneider Electric SE*	16,750,470
159,097	Valeo S.A.	11,805,127

		218,871,673

	Germany - 5.5%
84,321	Beiersdorf AG	9,078,483
97,747	Continental AG	24,824,727
1,232,379	Deutsche Bank AG	21,333,393
296,109	Deutsche Wohnen SE	12,584,195
406,343	Vonovia SE	17,305,243

		85,126,041

	Greece - 0.1%
681,172	Alpha Bank A.E.*	1,350,278

	Hong Kong - 2.3%
776,056	Hong Kong Exchanges & Clearing Ltd.	20,959,780
611,537	Melco Resorts & Entertainment Ltd. ADR	14,750,272

		35,710,052

	India - 2.5%
5,489,689	ICICI Bank Ltd.	23,285,721
1,370,524	Power Grid Corp. of India Ltd.	4,430,683
2,993,515	State Bank of India	11,658,415

		39,374,819

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Italy - 3.6%
500,839	Assicurazioni Generali S.p.A.	$9,341,298
203,459	Banca Generali S.p.A.	7,066,523
49,800	Ferrari N.V.	5,510,288
761,706	FinecoBank Banca Fineco S.p.A.	6,762,832
307,020	Pirelli & C. S.p.A.*	2,358,636
1,152,307	UniCredit S.p.A.*	24,589,880

		55,629,457

	Japan - 15.0%
116,300	Daikin Industries Ltd.	11,777,987
53,660	Daito Trust Construction Co., Ltd.	9,775,911
443,215	Daiwa House Industry Co., Ltd.	15,309,758
9,230	FANUC Corp.	1,871,415
1,010,170	ITOCHU Corp.	16,551,407
399,400	Japan Tobacco, Inc.	13,088,714
274,982	Kawasaki Heavy Industries Ltd.	9,117,580
56,900	Murata Manufacturing Co., Ltd.	8,376,720
272,500	Nexon Co., Ltd.*	7,123,773
32,100	Nidec Corp.	3,946,081
99,650	Nippon Telegraph & Telephone Corp.	4,566,032
227,110	Omron Corp.	11,580,882
408,174	Ono Pharmaceutical Co., Ltd.	9,264,934
581,500	Seven & I Holdings Co., Ltd.	22,465,935
366,700	SoftBank Group Corp.	29,738,008
347,140	Sony Financial Holdings, Inc.	5,696,414
615,730	Sumitomo Mitsui Financial Group, Inc.	23,668,138
709,683	Tokio Marine Holdings, Inc.	27,775,154

		231,694,843

	Mexico - 1.2%
498,270	America Movil S.A.B. de C.V. Class L, ADR	8,844,292
1,274,940	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	7,052,428
491,860	Infraestructura Energetica Nova, S.A.B. de C.V.	2,754,254

		18,650,974

	Netherlands - 1.3%
349,631	AerCap Holdings N.V.*	17,869,640
823,897	DP Eurasia N.V.*(1)	2,241,164

		20,110,804

	Panama - 0.4%
47,095	Copa Holdings S.A. Class A	5,864,740

	Russia - 0.3%
148,585	Mail.Ru Group Ltd. GDR*	4,897,362

	South Africa - 0.5%
1,916,476	FirstRand Ltd.	7,369,541

	South Korea - 2.7%
133,284	ING Life Insurance Korea Ltd.(1)	5,536,036
15,768	Samsung Electronics Co., Ltd.	35,481,501

		41,017,537

	Spain - 4.4%
4,358,807	Banco Santander S.A.	30,489,188
4,427,396	Iberdrola S.A.	34,425,784
101,344	Industria de Diseno Textil S.A.	3,820,692

		68,735,664

	Switzerland - 9.6%
615,744	ABB Ltd.	15,226,104
148,601	Julius Baer Group Ltd.*	8,817,998
366,955	Nestle S.A.	30,802,659
465,329	Novartis AG	39,913,567
2,128,288	UBS Group AG*	36,408,571
56,070	Zurich Insurance Group AG	17,133,836

		148,302,735

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Taiwan - 2.9%
6,298,995	Taiwan Semiconductor Manufacturing Co., Ltd.		$45,116,274

	United Kingdom - 10.5%
359,002	AstraZeneca plc		23,874,140
1,254,494	Aviva plc		8,658,436
2,171,262	BAE Systems plc		18,387,867
518,470	British American Tobacco plc		32,458,143
1,816,090	BT Group plc		6,907,486
636,243	Fiat Chrysler Automobiles N.V.*		11,402,359
7,311,393	Glencore plc*		33,559,336
843,078	Just Eat plc*		7,551,555
327,251	Unilever N.V.		19,344,117

			162,143,439

	Total Common Stocks (cost $1,301,404,880)		$1,498,487,241

	Total Long-Term Investments (cost $1,301,404,880)		$1,498,487,241

Short-Term Investments - 3.0%
	Other Investment Pools & Funds - 3.0%
46,726,412	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		$46,726,412

	Total Short-Term Investments (cost $46,726,412)		$46,726,412

	Total Investments (cost $1,348,131,292)	99.8%	$1,545,213,653
	Other Assets and Liabilities	0.2%	2,782,560

	Total Net Assets	100.0%	$1,547,996,213

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $7,777,200, which represented 0.5% of total net assets.

†   For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$6,004,831	$6,004,831	$—	$—
Brazil	12,315,341	12,315,341	—	—
Canada	136,853,021	136,853,021	—	—
China	139,950,646	133,387,013	6,563,633	—
Denmark	13,397,169	—	13,397,169	—
France	218,871,673	53,214,364	165,657,309	—
Germany	85,126,041	17,305,243	67,820,798	—
Greece	1,350,278	—	1,350,278	—
Hong Kong	35,710,052	14,750,272	20,959,780	—
India	39,374,819	—	39,374,819	—
Italy	55,629,457	7,868,924	47,760,533	—
Japan	231,694,843	128,582,971	103,111,872	—
Mexico	18,650,974	18,650,974	—	—
Netherlands	20,110,804	20,110,804	—	—
Panama	5,864,740	5,864,740	—	—
Russia	4,897,362	4,897,362	—	—
South Africa	7,369,541	—	7,369,541	—
South Korea	41,017,537	35,481,501	5,536,036	—
Spain	68,735,664	3,820,692	64,914,972	—
Switzerland	148,302,735	139,484,737	8,817,998	—
Taiwan	45,116,274	45,116,274	—	—
United Kingdom	162,143,439	105,466,626	56,676,813	—
Short-Term Investments	46,726,412	46,726,412	—	—

Total	$1,545,213,653	$935,902,102	$609,311,551	$—

(1)	For the nine-month period ended September 30, 2017 there were no transfers between any levels.

Hartford MidCap HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.6%
	Automobiles & Components - 1.1%
475,011	Harley-Davidson, Inc.	$22,900,280

	Banks - 5.5%
89,099	Cullen/Frost Bankers, Inc.	8,457,277
159,873	East West Bancorp, Inc.	9,557,208
38,698	First Citizens BancShares, Inc. Class A	14,468,795
291,167	First Republic Bank	30,415,305
226,371	M&T Bank Corp.	36,454,786
119,372	Prosperity Bancshares, Inc.	7,846,322
123,064	South State Corp.	11,081,913

		118,281,606

	Capital Goods - 8.2%
584,158	Allison Transmission Holdings, Inc.	21,923,450
333,367	Fastenal Co.	15,194,868
271,034	Heico Corp. Class A	20,652,791
355,712	IDEX Corp.	43,208,336
214,300	Lennox International, Inc.	38,353,271
124,553	Middleby Corp.*	15,963,958
278,832	PACCAR, Inc.	20,170,707

		175,467,381

	Commercial & Professional Services - 8.1%
137,642	Cintas Corp.	19,858,988
169,775	Dun & Bradstreet Corp.	19,763,508
186,051	Equifax, Inc.	19,719,545
192,224	KAR Auction Services, Inc.	9,176,774
427,836	Robert Half International, Inc.	21,537,264
1,042,744	TransUnion*	49,280,081
72,743	UniFirst Corp.	11,020,565
318,445	Waste Connections, Inc.	22,278,412

		172,635,137

	Consumer Durables & Apparel - 2.3%
13,909	NVR, Inc.*	39,710,195
572,667	Under Armour, Inc. Class C*	8,601,458

		48,311,653

	Consumer Services - 1.4%
343,323	Choice Hotels International, Inc.	21,938,340
46,671	Wynn Resorts Ltd.	6,950,245

		28,888,585

	Diversified Financials - 5.5%
70,567	Credit Acceptance Corp.*	19,770,756
139,260	Factset Research Systems, Inc.	25,082,119
257,746	Financial Engines, Inc.	8,956,673
118,935	Moody’s Corp.	16,556,941
206,973	MSCI, Inc.	24,195,144
245,648	Northern Trust Corp.	22,582,421

		117,144,054

	Energy - 1.3%
76,846	Diamondback Energy, Inc.*	7,527,834
187,323	Newfield Exploration Co.*	5,557,873
262,678	Patterson-UTI Energy, Inc.	5,500,477
794,141	WPX Energy, Inc.*	9,132,622

		27,718,806

	Food & Staples Retailing - 0.7%
178,745	PriceSmart, Inc.	15,952,991

	Health Care Equipment & Services - 4.3%
99,741	Integra LifeSciences Holdings Corp.*	5,034,926
282,991	STERIS plc	25,016,404
109,068	Teleflex, Inc.	26,391,184

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

215,008	Varian Medical Systems, Inc.*	$21,513,701
257,425	Veeva Systems, Inc. Class A*	14,521,344

		92,477,559

	Insurance - 6.0%
29,907	Alleghany Corp.*	16,568,777
38,430	Fairfax Financial Holdings Ltd.	19,999,000
444,459	FNF Group	21,094,024
39,656	Markel Corp.*	42,351,815
16,612	White Mountains Insurance Group Ltd.	14,236,484
219,926	WR Berkley Corp.	14,677,861

		128,927,961

	Materials - 3.2%
521,939	Ball Corp.	21,556,081
292,624	Packaging Corp. of America	33,558,120
413,544	Silgan Holdings, Inc.	12,170,600

		67,284,801

	Pharmaceuticals, Biotechnology & Life Sciences - 12.9%
281,010	Aerie Pharmaceuticals, Inc.*	13,657,086
273,447	Agios Pharmaceuticals, Inc.*	18,252,587
509,574	Alkermes plc*	25,906,742
125,892	Alnylam Pharmaceuticals, Inc.*	14,791,051
15,000	BeiGene Ltd. ADR*	1,551,900
180,832	Bluebird Bio, Inc.*	24,837,275
552,294	Ionis Pharmaceuticals, Inc.*	28,001,306
950,390	Ironwood Pharmaceuticals, Inc.*	14,987,651
52,738	Mettler-Toledo International, Inc.*	33,022,426
410,885	Neurocrine Biosciences, Inc.*	25,179,033
222,386	Sage Therapeutics, Inc.*	13,854,648
210,040	TESARO, Inc.*	27,116,164
264,162	Ultragenyx Pharmaceutical, Inc.*	14,069,268
111,571	Waters Corp.*	20,029,226

		275,256,363

	Retailing - 1.9%
408,289	CarMax, Inc.*	30,952,389
217,767	TripAdvisor, Inc.*	8,826,097

		39,778,486

	Semiconductors & Semiconductor Equipment - 2.2%
295,999	MKS Instruments, Inc.	27,957,105
223,564	Silicon Laboratories, Inc.*	17,862,764

		45,819,869

	Software & Services - 19.7%
461,743	Akamai Technologies, Inc.*	22,496,119
111,087	Black Knight Financial Services, Inc. Class A*	4,782,295
268,481	Blackbaud, Inc.	23,572,632
122,770	Blackhawk Network Holdings, Inc.*	5,377,326
655,262	Cadence Design Systems, Inc.*	25,863,191
96,055	CoStar Group, Inc.*	25,766,754
1,602,171	Genpact Ltd.	46,062,416
473,978	Global Payments, Inc.	45,042,129
256,892	Guidewire Software, Inc.*	20,001,611
182,846	ServiceNow, Inc.*	21,489,891
567,265	Teradata Corp.*	19,167,884
440,461	Total System Services, Inc.	28,850,196
319,930	Vantiv, Inc. Class A*	22,545,467
433,004	VeriSign, Inc.*	46,067,296
292,428	WEX, Inc.*	32,816,270
273,612	Zillow Group, Inc. Class A*	10,985,522
484,735	Zillow Group, Inc. Class C*	19,491,194

		420,378,193

	Technology Hardware & Equipment - 8.5%
572,146	CDW Corp.	37,761,636

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

474,440	CommScope Holding Co., Inc.*		$15,756,152
647,188	Finisar Corp.*		14,348,158
454,536	II-VI, Inc.*		18,704,157
452,774	Keysight Technologies, Inc.*		18,862,565
927,716	National Instruments Corp.		39,121,784
922,037	Trimble, Inc.*		36,189,952

			180,744,404

	Transportation - 4.7%
257,190	Alaska Air Group, Inc.		19,615,881
54,917	AMERCO		20,588,383
352,867	Genesee & Wyoming, Inc. Class A*		26,115,687
1,037,352	JetBlue Airways Corp.*		19,222,133
419,170	Spirit Airlines, Inc.*		14,004,470

			99,546,554

	Utilities - 2.1%
143,576	Black Hills Corp.		9,888,079
264,420	NiSource, Inc.		6,766,508
597,741	UGI Corp.		28,010,143

			44,664,730

	Total Common Stocks (cost $1,573,925,487)		$2,122,179,413

	Total Long-Term Investments (cost $1,573,925,487)		$2,122,179,413

Short-Term Investments - 0.6%
	Other Investment Pools & Funds - 0.6%
13,645,048	Fidelity Institutional Government Fund, Institutional Class		$13,645,048

	Total Short-Term Investments (cost $13,645,048)		$13,645,048

	Total Investments (cost $1,587,570,535)	100.2%	$2,135,824,461
	Other Assets and Liabilities	(0.2)%	(3,977,306)

	Total Net Assets	100.0%	$2,131,847,155

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

†  For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Hartford MidCap HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$22,900,280	$22,900,280	$—	$—
Banks	118,281,606	118,281,606	—	—
Capital Goods	175,467,381	175,467,381	—	—
Commercial & Professional Services	172,635,137	172,635,137	—	—
Consumer Durables & Apparel	48,311,653	48,311,653	—	—
Consumer Services	28,888,585	28,888,585	—	—
Diversified Financials	117,144,054	117,144,054	—	—
Energy	27,718,806	27,718,806	—	—
Food & Staples Retailing	15,952,991	15,952,991	—	—
Health Care Equipment & Services	92,477,559	92,477,559	—	—
Insurance	128,927,961	128,927,961	—	—
Materials	67,284,801	67,284,801	—	—
Pharmaceuticals, Biotechnology & Life Sciences	275,256,363	275,256,363	—	—
Retailing	39,778,486	39,778,486	—	—
Semiconductors & Semiconductor Equipment	45,819,869	45,819,869	—	—
Software & Services	420,378,193	420,378,193	—	—
Technology Hardware & Equipment	180,744,404	180,744,404	—	—
Transportation	99,546,554	99,546,554	—	—
Utilities	44,664,730	44,664,730	—	—
Short-Term Investments	13,645,048	13,645,048	—	—

Total	$2,135,824,461	$2,135,824,461	$—	$—

(1)	For the nine-month period ended September 30, 2017, there were no transfers between any levels.

Hartford MidCap Value HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Automobiles & Components - 1.8%
199,799	Goodyear Tire & Rubber Co.	$6,643,317

	Banks - 12.5%
80,384	Bank of the Ozarks, Inc.	3,862,451
132,394	Comerica, Inc.	10,096,367
236,103	FNB Corp.	3,312,525
67,629	IBERIABANK Corp.	5,555,722
95,464	MB Financial, Inc.	4,297,789
90,556	Provident Financial Services, Inc.	2,415,129
39,793	South State Corp.	3,583,360
137,260	Sterling Bancorp	3,383,459
67,291	Western Alliance Bancorp*	3,571,806
131,799	Zions Bancorp	6,218,277

		46,296,885

	Capital Goods - 8.3%
38,898	Generac Holdings, Inc.*	1,786,585
46,324	Granite Construction, Inc.	2,684,476
43,931	Hubbell, Inc. Class B	5,096,875
206,369	Milacron Holdings Corp.*	3,479,381
64,815	Moog, Inc. Class A*	5,407,515
451,288	Sanwa Holdings Corp.	5,182,709
78,782	Sensata Technologies Holding N.V.*	3,787,051
56,806	WESCO International, Inc.*	3,308,950

		30,733,542

	Commercial & Professional Services - 1.5%
87,948	Clean Harbors, Inc.*	4,986,652
4,800	Dun & Bradstreet Corp.	558,768

		5,545,420

	Consumer Durables & Apparel - 3.3%
134,599	D.R. Horton, Inc.	5,374,538
17,567,624	Global Brands Group Holding Ltd.*	1,695,634
41,531	Lennar Corp. Class A	2,192,837
71,876	Toll Brothers, Inc.	2,980,698

		12,243,707

	Consumer Services - 1.4%
97,723	Norwegian Cruise Line Holdings Ltd.*	5,281,928

	Energy - 6.6%
103,752	Delek U.S. Holdings, Inc.	2,773,291
100,586	Diamondback Energy, Inc.*	9,853,405
42,140	Energen Corp.*	2,304,215
162,817	Laredo Petroleum, Inc.*	2,105,224
215,909	Newfield Exploration Co.*	6,406,020
304,103	Trican Well Service Ltd.*	1,111,368

		24,553,523

	Food, Beverage & Tobacco - 2.4%
26,295	Ingredion, Inc.	3,172,229
62,189	Post Holdings, Inc.*	5,489,423

		8,661,652

	Health Care Equipment & Services - 5.1%
120,015	Acadia Healthcare Co., Inc.*	5,731,916
224,298	Brookdale Senior Living, Inc.*	2,377,559
98,415	Envision Healthcare Corp.*	4,423,754
70,935	STERIS plc	6,270,654

		18,803,883

	Insurance - 10.0%
32,994	Assurant, Inc.	3,151,587
182,406	CNO Financial Group, Inc.	4,257,356
34,589	Hanover Insurance Group, Inc.	3,352,712

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

233,775	Jardine Lloyd Thompson Group plc	$3,834,282
64,306	Reinsurance Group of America, Inc.	8,972,616
123,439	Unum Group	6,311,436
180,614	XL Group Ltd.	7,125,223

		37,005,212

	Materials - 8.1%
58,272	Alcoa Corp.*	2,716,641
18,144	Bemis Co., Inc.	826,822
56,888	Cabot Corp.	3,174,350
65,522	Celanese Corp. Series A	6,831,979
39,963	Crown Holdings, Inc.*	2,386,590
102,771	Louisiana-Pacific Corp.*	2,783,039
65,458	Reliance Steel & Aluminum Co.	4,985,936
72,640	Westlake Chemical Corp.	6,035,658

		29,741,015

	Media - 0.7%
48,825	John Wiley & Sons, Inc. Class A	2,612,137

	Real Estate - 8.6%
52,272	American Assets Trust, Inc. REIT	2,078,857
105,300	Corporate Office Properties Trust REIT	3,456,999
56,680	Equity LifeStyle Properties, Inc. REIT	4,822,334
43,468	Extra Space Storage, Inc. REIT	3,473,963
75,913	Forest City Realty Trust, Inc. Class A REIT	1,936,541
15,112	LaSalle Hotel Properties REIT	438,550
32,395	Life Storage, Inc. REIT	2,650,235
45,481	PS Business Parks, Inc. REIT	6,071,713
275,518	STORE Capital Corp. REIT	6,852,133

		31,781,325

	Retailing - 0.3%
23,800	Camping World Holdings, Inc. Class A	969,612

	Semiconductors & Semiconductor Equipment - 4.6%
15,000	Axcelis Technologies, Inc.*	410,250
156,806	Microsemi Corp.*	8,072,373
130,747	Silicon Motion Technology Corp. ADR	6,279,778
58,769	Teradyne, Inc.	2,191,496

		16,953,897

	Software & Services - 4.0%
130,801	Booz Allen Hamilton Holding Corp.	4,890,650
133,294	SS&C Technologies Holdings, Inc.	5,351,754
44,193	VeriSign, Inc.*	4,701,693

		14,944,097

	Technology Hardware & Equipment - 8.4%
101,168	Acacia Communications, Inc.*	4,765,013
118,934	Arrow Electronics, Inc.*	9,563,483
127,260	CommScope Holding Co., Inc.*	4,226,304
51,505	Harris Corp.	6,782,178
133,548	Keysight Technologies, Inc.*	5,563,610

		30,900,588

	Telecommunication Services - 1.2%
67,923	Millicom International Cellular S.A.	4,486,943

	Transportation - 4.4%
77,908	Genesee & Wyoming, Inc. Class A*	5,765,971
203,280	Knight-Swift Transportation Holdings, Inc.*	8,446,284
82,300	Schneider National, Inc. Class B	2,082,190

		16,294,445

	Utilities - 5.0%
157,309	Alliant Energy Corp.	6,539,335
119,579	Great Plains Energy, Inc.	3,623,244

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

180,612	UGI Corp.		$8,463,478

			18,626,057

	Total Common Stocks (cost $285,089,843)		$363,079,185

	Total Long-Term Investments (cost $285,089,843)		$363,079,185

Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
6,024,419	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$6,024,419

	Total Short-Term Investments (cost $6,024,419)		$6,024,419

	Total Investments (cost $291,114,262)	99.8%	$369,103,604
	Other Assets and Liabilities	0.2%	778,002

	Total Net Assets	100.0%	$369,881,606

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

†  For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford MidCap Value HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$6,643,317	$6,643,317	$—	$—
Banks	46,296,885	46,296,885	—	—
Capital Goods	30,733,542	25,550,833	5,182,709	—
Commercial & Professional Services	5,545,420	5,545,420	—	—
Consumer Durables & Apparel	12,243,707	12,243,707	—	—
Consumer Services	5,281,928	5,281,928	—	—
Energy	24,553,523	24,553,523	—	—
Food, Beverage & Tobacco	8,661,652	8,661,652	—	—
Health Care Equipment & Services	18,803,883	18,803,883	—	—
Insurance	37,005,212	37,005,212	—	—
Materials	29,741,015	29,741,015	—	—
Media	2,612,137	2,612,137	—	—
Real Estate	31,781,325	31,781,325	—	—
Retailing	969,612	969,612	—	—
Semiconductors & Semiconductor Equipment	16,953,897	16,953,897	—	—
Software & Services	14,944,097	14,944,097	—	—
Technology Hardware & Equipment	30,900,588	30,900,588	—	—
Telecommunication Services	4,486,943	—	4,486,943	—
Transportation	16,294,445	16,294,445	—	—
Utilities	18,626,057	18,626,057	—	—
Short-Term Investments	6,024,419	6,024,419	—	—

Total	$369,103,604	$359,433,952	$9,669,652	$—

(1)	For the nine-month period ended September 30, 2017, there were no transfers between any levels.

Hartford Small Company HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.9%
	Automobiles & Components - 0.2%
3,452	Cooper Tire & Rubber Co.	$129,105
122,498	Pirelli & C. S.p.A.*	941,073
4,322	Tenneco, Inc.	262,216
1,458	Visteon Corp.*	180,456

		1,512,850

	Banks - 7.2%
2,426	FCB Financial Holdings, Inc. Class A*	117,176
3,485	First Busey Corp.	109,289
3,411	First Hawaiian, Inc.	103,319
491,459	FNB Corp.	6,895,170
2,964	Great Western Bancorp, Inc.	122,354
2,305	IBERIABANK Corp.	189,356
229,868	MB Financial, Inc.	10,348,657
568,159	MGIC Investment Corp.*	7,119,032
489,538	Sterling Bancorp	12,067,112
166,274	Western Alliance Bancorp*	8,825,824

		45,897,289

	Capital Goods - 10.2%
5,131	AAON, Inc.	176,891
103,939	Advanced Drainage Systems, Inc.	2,104,765
176,002	Altra Industrial Motion Corp.	8,465,696
2,149	American Woodmark Corp.*	206,841
3,182	Armstrong World Industries, Inc.*	163,078
2,913	AZZ, Inc.	141,863
142,928	Beacon Roofing Supply, Inc.*	7,325,060
1,714	Esterline Technologies Corp.*	154,517
4,554	Generac Holdings, Inc.*	209,165
2,052	Heico Corp. Class A	156,362
4,179	ITT, Inc.	185,004
292,171	JELD-WEN Holding, Inc.*	10,377,914
150,189	Kaman Corp.	8,377,543
37,890	Middleby Corp.*	4,856,361
332,906	Milacron Holdings Corp.*	5,612,795
74,892	Regal-Beloit Corp.	5,916,468
413,782	Rexnord Corp.*	10,514,201
2,298	SiteOne Landscape Supply, Inc.*	133,514
1,697	Teledyne Technologies, Inc.*	270,129
4,327	Welbilt, Inc.*	99,737

		65,447,904

	Commercial & Professional Services - 2.6%
4,555	Advanced Disposal Services, Inc.*	114,740
125,947	Brink’s Co.	10,611,035
2,637	Deluxe Corp.	192,396
3,065	Exponent, Inc.	226,503
2,079	GP Strategies Corp.*	64,137
2,535	Huron Consulting Group, Inc.*	86,951
3,830	On Assignment, Inc.*	205,594
2,767	Viad Corp.	168,510
78,774	WageWorks, Inc.*	4,781,582

		16,451,448

	Consumer Durables & Apparel - 4.2%
101,309	Carter’s, Inc.	10,004,264
95,414	Oxford Industries, Inc.	6,062,605
5,946	Steven Madden Ltd.*	257,462
4,691	TopBuild Corp.*	305,712
350,308	Wolverine World Wide, Inc.	10,106,386

		26,736,429

	Consumer Services - 7.1%
8,722	Bloomin’ Brands, Inc.	153,507

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

171,559	Boyd Gaming Corp.	$4,469,112
56,596	Dave & Buster’s Entertainment, Inc.*	2,970,158
4,026	Dunkin’ Brands Group, Inc.	213,700
9,817	La Quinta Holdings, Inc.*	171,797
96,547	Marriott Vacations Worldwide Corp.	12,022,998
1,508	Papa John’s International, Inc.	110,190
532,753	Planet Fitness, Inc. Class A	14,373,676
323,652	Wingstop, Inc.	10,761,429

		45,246,567

	Diversified Financials - 0.1%
2,523	Evercore, Inc. Class A	202,471
4,519	Financial Engines, Inc.	157,035
2,682	OneMain Holdings, Inc.*	75,606

		435,112

	Energy - 1.4%
475,656	Centennial Resource Development, Inc. Class A*	8,547,538
2,645	PDC Energy, Inc.*	129,685
6,800	ProPetro Holding Corp.*	97,580
6,600	WildHorse Resource Development Corp.*	87,912

		8,862,715

	Food & Staples Retailing - 1.3%
1,364	Casey’s General Stores, Inc.	149,290
287,920	Performance Food Group Co.*	8,133,740
2,179	PriceSmart, Inc.	194,476

		8,477,506

	Food, Beverage & Tobacco - 2.5%
348,842	Blue Buffalo Pet Products, Inc.*	9,889,671
82,679	Calavo Growers, Inc.	6,052,103
10,719	Hostess Brands, Inc.*	146,421
1,252	Post Holdings, Inc.*	110,514
1,999	TreeHouse Foods, Inc.*	135,392

		16,334,101

	Health Care Equipment & Services - 9.4%
226,460	Acadia Healthcare Co., Inc.*	10,815,730
49,154	Align Technology, Inc.*	9,155,916
3,368	Anika Therapeutics, Inc.*	195,344
4,702	AtriCure, Inc.*	105,184
289	Atrion Corp.	194,208
5,016	Cardiovascular Systems, Inc.*	141,200
52,974	DexCom, Inc.*	2,591,753
6,929	Globus Medical, Inc. Class A*	205,930
82,290	HealthEquity, Inc.*	4,162,228
1,200	HMS Holdings Corp.*	23,832
1,404	ICU Medical, Inc.*	260,933
328,256	Insulet Corp.*	18,080,340
3,502	Integra LifeSciences Holdings Corp.*	176,781
2,769	Medidata Solutions, Inc.*	216,148
7,869	Natus Medical, Inc.*	295,088
4,694	Omnicell, Inc.*	239,629
399,045	OraSure Technologies, Inc.*	8,978,512
3,984	Orthofix International N.V.*	188,244
1,813	U.S. Physical Therapy, Inc.	111,409
72,769	Veeva Systems, Inc. Class A*	4,104,899
812	WellCare Health Plans, Inc.*	139,453

		60,382,761

	Insurance - 0.0%
3,557	James River Group Holdings Ltd.	147,544

	Materials - 2.1%
4,039	Boise Cascade Co.*	140,961
12,605	Graphic Packaging Holding Co.	175,840
56,610	Ingevity Corp.*	3,536,427
38,755	KapStone Paper & Packaging Corp.	832,845

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

6,400	Louisiana-Pacific Corp.*	$173,312
12,416	OMNOVA Solutions, Inc.*	135,955
722,238	Platform Specialty Products Corp.*	8,052,954
6,085	PolyOne Corp.	243,582
5,145	Summit Materials, Inc. Class A*	164,794

		13,456,670

	Pharmaceuticals, Biotechnology & Life Sciences - 12.1%
117,648	Aerie Pharmaceuticals, Inc.*	5,717,693
1,192	Agios Pharmaceuticals, Inc.*	79,566
14,524	Amicus Therapeutics, Inc.*	219,022
8,369	Aratana Therapeutics, Inc.*	51,302
3,000	Arena Pharmaceuticals, Inc.*	76,500
63,147	Bluebird Bio, Inc.*	8,673,240
94,129	Blueprint Medicines Corp.*	6,557,967
4,537	Calithera Biosciences, Inc.*	71,458
5,832	Catalent, Inc.*	232,813
3,881	Coherus Biosciences, Inc.*	51,811
7,053	Cytokinetics, Inc.*	102,269
106,461	Dermira, Inc.*	2,874,447
210,681	Exact Sciences Corp.*	9,927,289
68,664	Five Prime Therapeutics, Inc.*	2,809,044
4,119	Flexion Therapeutics, Inc.*	99,597
68,119	Galapagos N.V. ADR*	6,931,108
182,406	Global Blood Therapeutics, Inc.*	5,663,706
2,442	GlycoMimetics, Inc.*	34,164
2,802	INC Research Holdings, Inc. Class A*	146,545
6,641	Intersect ENT, Inc.*	206,867
60,695	Ionis Pharmaceuticals, Inc.*	3,077,237
295,468	Ironwood Pharmaceuticals, Inc.*	4,659,530
2,488	Jounce Therapeutics, Inc.*	38,763
1,025	Kala Pharmaceuticals, Inc.*	23,411
1,919	Loxo Oncology, Inc.*	176,778
3,861	Medicines Co.*	143,011
298,941	MiMedx Group, Inc.*	3,551,419
6,136	NanoString Technologies, Inc.*	99,158
69,031	Neurocrine Biosciences, Inc.*	4,230,220
75,938	Otonomy, Inc.*	246,799
85,762	Portola Pharmaceuticals, Inc.*	4,633,721
19,655	Sage Therapeutics, Inc.*	1,224,507
36,513	TESARO, Inc.*	4,713,828
641	Trevena, Inc.*	1,635
2,622	Ultragenyx Pharmaceutical, Inc.*	139,648

		77,486,073

	Real Estate - 3.5%
77,213	Coresite Realty Corp. REIT	8,640,135
3,732	Corporate Office Properties Trust REIT	122,521
5,580	HFF, Inc. Class A REIT	220,745
399,271	Kennedy-Wilson Holdings, Inc. REIT	7,406,477
210,805	LaSalle Hotel Properties REIT	6,117,561
10,194	Sunstone Hotel Investors, Inc. REIT	163,818

		22,671,257

	Retailing - 1.4%
5,016,400	Allstar Co.*(1)(2)(3)(4)	5
1,315	Burlington Stores, Inc.*	125,530
4,192	Caleres, Inc.	127,940
4,991	Core-Mark Holding Co., Inc.	160,411
3,806	Five Below, Inc.*	208,873
5,368	Michaels Cos., Inc.*	115,251
43,094	Tory Burch LLC*(1)(2)(3)(4)	1,907,773
93,549	Wayfair, Inc. Class A*	6,305,202

		8,950,985

	Semiconductors & Semiconductor Equipment - 5.1%
170,460	Advanced Micro Devices, Inc.*	2,173,365

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

2,900	Axcelis Technologies, Inc.*	$79,315
105,213	Cavium, Inc.*	6,937,745
1,000	Cohu, Inc.	23,840
4,400	Entegris, Inc.*	126,940
7,138	Integrated Device Technology, Inc.*	189,728
122,273	MACOM Technology Solutions Holdings, Inc.*	5,454,599
4,942	MaxLinear, Inc. Class A*	117,372
2,185	MKS Instruments, Inc.	206,373
560,549	Tower Semiconductor Ltd.*	17,236,882

		32,546,159

	Software & Services - 18.4%
206,965	2U, Inc.*	11,598,319
2,686	Aspen Technology, Inc.*	168,708
2,568	Blackbaud, Inc.	225,470
206,450	Blackhawk Network Holdings, Inc.*	9,042,510
1,269	CACI International, Inc. Class A*	176,835
2,296	Cardtronics plc Class A*	52,831
8,749	Cloudera, Inc.*	145,408
39,707	CoStar Group, Inc.*	10,651,403
80,157	EPAM Systems, Inc.*	7,048,205
2,172	Exlservice Holdings, Inc.*	126,671
84,167	Fair Isaac Corp.	11,825,463
6,087	Five9, Inc.*	145,479
3,697	Globant S.A.*	148,139
194,450	GoDaddy, Inc. Class A*	8,460,520
4,002	GrubHub, Inc.*	210,745
88,685	Guidewire Software, Inc.*	6,905,014
111,396	HubSpot, Inc.*	9,362,834
2,327	j2 Global, Inc.	171,919
1,793	LogMeIn, Inc.	197,320
2,159	MAXIMUS, Inc.	139,256
307,123	Mimecast Ltd.*	8,728,436
205,430	Paylocity Holding Corp.*	10,029,093
3,171	Pegasystems, Inc.	182,808
46,880	Proofpoint, Inc.*	4,088,874
2,287	PTC, Inc.*	128,712
2,002	Q2 Holdings, Inc.*	83,383
87,340	Trade Desk, Inc. Class A*	5,372,283
679	Tyler Technologies, Inc.*	118,363
157,023	Veracode, Inc.*(1)(2)(3)(4)	631,232
1,902	WEX, Inc.*	213,442
35,556	Wix.com Ltd.*	2,554,699
4,322	Zendesk, Inc.*	125,813
117,294	Zillow Group, Inc. Class C*	4,716,392
1,063,106	Zynga, Inc. Class A*	4,018,541

		117,795,120

	Technology Hardware & Equipment - 5.7%
2,421	Acacia Communications, Inc.*	114,029
42,745	Arista Networks, Inc.*	8,104,879
6,811	Ciena Corp.*	149,638
2,696	ePlus, Inc.*	249,245
3,695	Fabrinet*	136,937
167,167	II-VI, Inc.*	6,878,922
84,833	Itron, Inc.*	6,570,316
2,001	Rogers Corp.*	266,693
126,314	Zebra Technologies Corp. Class A*	13,715,174

		36,185,833

	Telecommunication Services - 0.0%
8,378	ORBCOMM, Inc.*	87,718
12,321	Vonage Holdings Corp.*	100,293

		188,011

	Transportation - 2.4%
2,205	Genesee & Wyoming, Inc. Class A*	163,192

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

355,179	Knight-Swift Transportation Holdings, Inc.*		$14,757,688
6,520	Marten Transport Ltd.		133,986

			15,054,866

	Total Common Stocks (cost $507,076,361)		$620,267,200

Exchange Traded Funds - 0.2%
	Other Investment Pools & Funds - 0.2%
7,227	iShares Russell 2000 Growth ETF		1,293,344

	Total Exchange Traded Funds (cost $1,186,208)		$1,293,344

Preferred Stocks - 2.6%
	Consumer Services - 0.2%
909,759	DraftKings, Inc. *(1)(2)(3)(4)		$1,410,126

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
92,420	Sancilio & Co., Inc. 07/2014, *(1)(2)(3)(4)		301,289

	Retailing - 0.4%
74,004	Honest Co. 08/2015, *(1)(2)(3)(4)		2,619,002

	Software & Services - 1.9%
169,989	Cloudera, Inc. PIPE 02/2014, *(1)(2)(3)(4)		2,784,408
410,300	MarkLogic Corp. Series F 04/2015, *(1)(2)(3)(4)		4,057,867
1,026,132	Zuora, Inc. Series F 01/2015, *(1)(2)(3)(4)		5,448,761

			12,291,036

	Total Preferred Stocks (cost $18,245,324)		$16,621,453

	Total Long-Term Investments (cost $526,507,893)		$638,181,997

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
2,276,295	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		$2,276,295

	Total Short-Term Investments (cost $2,276,295)		$2,276,295

	Total Investments (cost $528,784,188)	100.0%	$640,458,292
	Other Assets and Liabilities	0.0%	(220,074)

	Total Net Assets	100.0%	$640,238,218

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost
08/2011	5,016,400	Allstar Co.	$2,182,229
02/2014	169,989	Cloudera, Inc. PIPE Preferred	2,475,040
08/2015	909,759	DraftKings, Inc. Preferred	3,430,143
08/2015	74,004	Honest Co. Preferred	3,386,053
04/2015	410,300	MarkLogic Corp. Series F Preferred	4,765,306
07/2015	92,420	Sancilio & Co., Inc. Preferred	290,199
11/2013	43,094	Tory Burch LLC	3,377,560
04/2017	157,023	Veracode, Inc.	—
01/2015	1,026,132	Zuora, Inc. Series F Preferred	3,898,583

			$23,805,113

  At September 30, 2017, the aggregate value of these securities was $19,160,463, which represents 3.0% of total net assets.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $19,160,463, which represented 3.0% of total net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2017, the aggregate fair value of these securities was $19,160,463, which represented 3.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford Small Company HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,512,850	$1,512,850	$—	$—
Banks	45,897,289	45,897,289	—	—
Capital Goods	65,447,904	65,447,904	—	—
Commercial & Professional Services	16,451,448	16,451,448	—	—
Consumer Durables & Apparel	26,736,429	26,736,429	—	—
Consumer Services	45,246,567	45,246,567	—	—
Diversified Financials	435,112	435,112	—	—
Energy	8,862,715	8,862,715	—	—
Food & Staples Retailing	8,477,506	8,477,506	—	—
Food, Beverage & Tobacco	16,334,101	16,334,101	—	—
Health Care Equipment & Services	60,382,761	60,382,761	—	—
Insurance	147,544	147,544	—	—
Materials	13,456,670	13,456,670	—	—
Pharmaceuticals, Biotechnology & Life Sciences	77,486,073	77,486,073	—	—
Real Estate	22,671,257	22,671,257	—	—
Retailing	8,950,985	7,043,207	—	1,907,778
Semiconductors & Semiconductor Equipment	32,546,159	32,546,159	—	—
Software & Services	117,795,120	117,163,888	—	631,232
Technology Hardware & Equipment	36,185,833	36,185,833	—	—
Telecommunication Services	188,011	188,011	—	—
Transportation	15,054,866	15,054,866	—	—
Exchange Traded Funds	1,293,344	1,293,344	—	—
Preferred Stocks	16,621,453	—	—	16,621,453
Short-Term Investments	2,276,295	2,276,295	—	—

Total	$640,458,292	$621,297,829	$—	$19,160,463

(1) For the nine-month period ended September 30, 2017,there were no transfers between Level 1 and Level 2, and investments valued at $6,015,816 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2017:

	Common Stocks	Preferred Stocks	Total
Beginning balance	$14,370,854	$32,924,650	$47,295,504
Purchases	-	-	-
Sales	(5,964,932)	(13,933,421)	(19,898,353)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	(1,004,490)	6,273,896	5,269,406
Net change in unrealized appreciation/depreciation	(4,069,857)	(3,420,421)	(7,490,278)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(792,565)	(5,223,251)	(6,015,816)

Ending balance	$2,539,010	$16,621,453	$19,160,463

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2017 was $(3,348,458).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Stock HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.1%
	Banks - 2.6%
293,355	PNC Financial Services Group, Inc.	$39,535,453

	Capital Goods - 10.1%
112,677	General Dynamics Corp.	23,164,138
240,786	Honeywell International, Inc.	34,129,007
123,044	Lockheed Martin Corp.	38,179,323
97,959	Northrop Grumman Corp.	28,184,763
230,549	United Technologies Corp.	26,762,128

		150,419,359

	Consumer Durables & Apparel - 5.1%
1,038,293	NIKE, Inc. Class B	53,835,492
356,086	VF Corp.	22,636,387

		76,471,879

	Consumer Services - 3.2%
189,811	McDonald’s Corp.	29,739,587
341,036	Starbucks Corp.	18,317,044

		48,056,631

	Diversified Financials - 4.2%
344,010	American Express Co.	31,119,145
69,999	BlackRock, Inc.	31,295,853

		62,414,998

	Energy - 4.4%
374,699	Exxon Mobil Corp.	30,717,824
502,173	Schlumberger Ltd.	35,031,589

		65,749,413

	Food & Staples Retailing - 6.3%
229,956	Costco Wholesale Corp.	37,779,471
315,502	CVS Health Corp.	25,656,623
408,756	Walgreens Boots Alliance, Inc.	31,564,138

		95,000,232

	Food, Beverage & Tobacco - 7.3%
807,311	Coca-Cola Co.	36,337,068
1,104,705	Diageo plc	36,328,778
325,079	PepsiCo, Inc.	36,223,553

		108,889,399

	Health Care Equipment & Services - 8.4%
442,472	Cardinal Health, Inc.	29,610,226
197,895	McKesson Corp.	30,398,651
409,655	Medtronic plc	31,858,869
169,243	UnitedHealth Group, Inc.	33,146,242

		125,013,988

	Household & Personal Products - 3.7%
516,989	Colgate-Palmolive Co.	37,662,649
200,073	Procter & Gamble Co.	18,202,641

		55,865,290

	Insurance - 5.0%
286,879	Chubb Ltd.	40,894,601
412,728	Marsh & McLennan Cos., Inc.	34,590,734

		75,485,335

	Materials - 3.6%
170,983	Ecolab, Inc.	21,990,124
223,139	Praxair, Inc.	31,181,444

		53,171,568

	Media - 1.5%
227,139	Walt Disney Co.	22,389,091

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
139,723	Amgen, Inc.		$26,051,353
221,455	Johnson & Johnson		28,791,365
509,526	Merck & Co., Inc.		32,624,950
88,324	Roche Holding AG		22,577,393

			110,045,061

	Real Estate - 4.4%
232,452	American Tower Corp. REIT		31,771,539
157,615	Public Storage REIT		33,728,034

			65,499,573

	Retailing - 2.3%
9,440,100	Allstar Co.*(1)(2)(3)(4)		9
457,741	TJX Cos., Inc.		33,749,244

			33,749,253

	Software & Services - 9.7%
304,590	Accenture plc Class A		41,140,971
139,631	Automatic Data Processing, Inc.		15,264,461
693,740	Microsoft Corp.		51,676,693
353,609	Visa, Inc. Class A		37,213,811

			145,295,936

	Transportation - 7.9%
459,017	Canadian National Railway Co.		38,030,998
333,059	Union Pacific Corp.		38,624,852
349,365	United Parcel Service, Inc. Class B		41,955,243

			118,611,093

	Total Common Stocks (cost $1,147,914,125)		$1,451,663,552

	Total Long-Term Investments (cost $1,147,914,125)		$1,451,663,552
Short-Term Investments - 2.8%
	Other Investment Pools & Funds - 2.8%
41,491,034	Fidelity Institutional Government Fund, Institutional Class		$41,491,034

	Total Short-Term Investments (cost $41,491,034)		$41,491,034

	Total Investments (cost $1,189,405,159)	99.9%	$1,493,154,586
	Other Assets and Liabilities	0.1%	985,924

	Total Net Assets	100.0%	$1,494,140,510

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At September 30, 2017, the aggregate value of this security was $9, which represented 0.0% of total net assets.
(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost
08/2011	9,440,100	Allstar Co.	$4,106,619

  At September 30, 2017, the aggregate value of these securities was $9, which represents 0.0% of total net assets.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2017, the aggregate fair value of this security was $9, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviation:
REIT	Real Estate Investment Trust

Hartford Stock HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$39,535,453	$39,535,453	$—	$—
Capital Goods	150,419,359	150,419,359	—	—
Consumer Durables & Apparel	76,471,879	76,471,879	—	—
Consumer Services	48,056,631	48,056,631	—	—
Diversified Financials	62,414,998	62,414,998	—	—
Energy	65,749,413	65,749,413	—	—
Food & Staples Retailing	95,000,232	95,000,232	—	—
Food, Beverage & Tobacco	108,889,399	108,889,399	—	—
Health Care Equipment & Services	125,013,988	125,013,988	—	—
Household & Personal Products	55,865,290	55,865,290	—	—
Insurance	75,485,335	75,485,335	—	—
Materials	53,171,568	53,171,568	—	—
Media	22,389,091	22,389,091	—	—
Pharmaceuticals, Biotechnology & Life Sciences	110,045,061	110,045,061	—	—
Real Estate	65,499,573	65,499,573	—	—
Retailing	33,749,253	33,749,244	—	9
Software & Services	145,295,936	145,295,936	—	—
Transportation	118,611,093	118,611,093	—	—
Short-Term Investments	41,491,034	41,491,034	—	—

Total	$1,493,154,586	$1,493,154,577	$—	$9

(1)	For the nine-month period ended September 30, 2017, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

Hartford Total Return Bond HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 32.8%
	Asset-Backed - Automobile - 0.6%
$ 960,817	AmeriCredit Automobile Receivables Trust 2.72%, 09/09/2019	$961,867
	First Investors Auto Owner Trust
1,888,340	1.67%, 11/16/2020(1)	1,888,413
1,750,000	2.39%, 11/16/2020(1)	1,755,249
2,900,782	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	2,911,381
	Santander Drive Auto Receivables Trust
226,106	2.25%, 06/17/2019	226,340
1,225,667	2.36%, 04/15/2020	1,227,562
4,810,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	4,799,303

		13,770,115

	Asset-Backed - Finance & Insurance - 18.1%
9,180,000	AMMC CLO Ltd. 3 mo. USD LIBOR + 1.250%, 2.56%, 07/25/2029(1)(2)	9,260,325
9,215,000	Apex Credit CLO Ltd. 3 mo. USD LIBOR + 1.470%, 2.78%, 04/24/2029(1)(2)	9,266,171
6,015,000	Apidos CLO 3 mo. USD LIBOR + 0.980%, 2.29%, 01/19/2025(1)(2)	6,011,992
7,610,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.250%, 2.55%, 10/15/2026(1)(2)	7,629,504
790,000	Atrium 3 mo. USD LIBOR + 0.950%, 2.25%, 07/16/2025(1)(2)	791,127
	Avery Point CLO Ltd.
10,050,000	3 mo. USD LIBOR + 1.100%, 2.41%, 04/25/2026(1)(2)	10,094,883
6,875,000	3 mo. USD LIBOR + 1.120%, 2.42%, 01/18/2025(1)(2)	6,884,962
	Babson CLO Ltd.
2,330,000	3 mo. USD LIBOR + 1.150%, 2.46%, 07/20/2025(1)(2)	2,338,052
1,716,000	3 mo. USD LIBOR + 1.320%, 2.62%, 01/15/2026(1)(2)	1,728,012
	Bayview Opportunity Master Fund Trust
1,577,000	3.11%, 09/28/2032(1)(3)	1,577,000
3,827,654	3.50%, 01/28/2055(1)(2)(4)	3,923,994
4,462,668	3.50%, 06/28/2057(1)(2)(4)	4,572,595
8,503,000	3.50%, 07/28/2057	8,724,878
5,875,580	3.50%, 01/28/2058(1)(2)(4)	6,026,807
3,303,144	4.00%, 11/28/2053(1)(2)(4)	3,439,320
6,431,171	4.00%, 10/28/2064(1)(2)(4)	6,702,598
1,120,000	Benefit Street Partners CLO VI Ltd. 3 mo. USD LIBOR + 0.800%, 2.04%, 10/18/2029(1)(2)	1,120,000
	BlueMountain CLO Ltd.
7,375,000	3 mo. USD LIBOR + 1.010%, 2.31%, 04/15/2025(1)(2)	7,392,693
7,995,000	3 mo. USD LIBOR + 1.260%, 2.57%, 04/30/2026(1)(2)	8,083,169
1,039,542	Cal Funding Ltd. 3.47%, 10/25/2027(1)	1,035,707
7,890,000	Carlyle Global Market Strategies CLO Ltd. 3 mo. USD LIBOR + 1.470%, 2.79%, 04/27/2027(1)(2)	7,924,345
7,305,000	CBAM Ltd. 3 mo. USD LIBOR + 1.230%, 2.60%, 10/17/2029(1)(2)	7,305,000
	Cent CLO Ltd.
9,320,000	3 mo. USD LIBOR + 1.100%, 2.41%, 01/25/2026(1)(2)	9,333,197
6,240,000	3 mo. USD LIBOR + 1.210%, 2.53%, 07/27/2026(1)(2)	6,241,036
	CIFC Funding Ltd.
775,527	3 mo. USD LIBOR + 0.850%, 2.16%, 07/16/2030(1)(2)	775,486
8,960,000	3 mo. USD LIBOR + 1.200%, 2.52%, 05/24/2026(1)(2)	9,009,307
6,935,000	3 mo. USD LIBOR + 1.500%, 2.81%, 07/22/2026(1)(2)	6,970,563
2,130,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 3.23%, 10/15/2029(1)(2)	2,136,494
	Dryden Senior Loan Fund
6,710,000	3 mo. USD LIBOR + 1.430%, 2.73%, 07/15/2027(1)(2)	6,765,357
7,852,000	3 mo. USD LIBOR + 1.430%, 2.73%, 10/15/2028(1)(2)	7,955,442

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 1,448,428	Fieldstone Mortgage Investment Corp. 1 mo. USD LIBOR + 0.270%, 1.51%, 05/25/2036(2)	$1,058,284
3,267,261	First Franklin Mortgage Loan Trust 1 mo. USD LIBOR + 0.240%, 1.48%, 04/25/2036(2)	2,842,299
755,000	GreatAmerica Leasing Receivables Funding LLC 1.72%, 04/22/2019(1)	755,077
3,806,351	GSAMP Trust 1 mo. USD LIBOR + 0.090%, 1.33%, 01/25/2037(2)	2,439,855
4,965,000	Highbridge Loan Management Ltd. 3 mo. USD LIBOR + 1.450%, 2.76%, 05/05/2027(1)(2)	4,969,200
4,578,000	LCM Ltd. 3 mo. USD LIBOR + 1.210%, 2.52%, 07/20/2030(1)(2)	4,619,733
	Lendmark Funding Trust
3,235,000	2.83%, 12/22/2025(1)	3,236,406
4,590,000	3.26%, 04/21/2025(1)	4,608,671
	Madison Park Funding Ltd.
6,435,000	3 mo. USD LIBOR + 1.110%, 2.42%, 01/19/2025(1)(2)	6,435,727
7,200,000	3 mo. USD LIBOR + 1.160%, 2.47%, 07/23/2029(1)(2)	7,232,976
9,860,000	3 mo. USD LIBOR + 1.260%, 2.57%, 07/20/2026(1)(2)	9,941,848
	Magnetite Ltd.
8,310,000	3 mo. USD LIBOR + 1.000%, 2.31%, 07/25/2026(1)(2)	8,326,470
6,595,000	3 mo. USD LIBOR + 1.500%, 2.81%, 07/25/2026(1)(2)	6,588,339
	Nationstar HECM Loan Trust
1,263,134	1.97%, 05/25/2027(1)	1,263,399
2,165,000	2.04%, 09/25/2027(1)(2)(4)	2,165,000
376,360	2.24%, 06/25/2026(1)(2)(4)	379,825
560,000	2.94%, 05/25/2027(1)	561,798
	NRZ Advance Receivables Trust
6,250,000	3.11%, 12/15/2050(1)	6,180,737
5,421,000	3.21%, 02/15/2051(1)	5,415,765
2,431,125	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(3)	2,432,385
3,030,000	Oak Hill Credit Partners Ltd. 3 mo. USD LIBOR + 1.130%, 2.44%, 07/20/2026(1)(2)	3,039,405
	Oaktree EIF Ltd.
2,495,000	3 mo. USD LIBOR + 1.450%, 2.82%, 07/17/2029(1)(2)	2,538,383
7,885,000	3 mo. USD LIBOR + 1.550%, 2.87%, 02/15/2026(1)(2)	7,889,234
6,780,000	OCP CLO Ltd. 3 mo. USD LIBOR + 1.530%, 2.83%, 04/17/2027(1)(2)	6,780,861
3,715,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.320%, 2.63%, 03/17/2030(1)(2)	3,774,173
	OneMain Financial Issuance Trust
7,814,000	2.37%, 09/14/2032(1)	7,780,430
9,270,000	4.10%, 03/20/2028(1)	9,431,000
7,495,000	OZLM Ltd. 3 mo. USD LIBOR + 1.450%, 2.76%, 04/30/2027(1)(2)	7,533,292
5,250,000	SBA Tower Trust 2.90%, 10/15/2044(1)(3)(4)	5,282,504
473,027	Securitized Asset Backed Receivables LLC Trust 1 mo. USD LIBOR + 0.090%, 1.33%, 07/25/2036(2)	254,528
7,305,000	Shackleton CLO 3 mo. USD LIBOR + 1.160%, 2.46%, 07/17/2026(1)(2)	7,333,855
	SoFi Consumer Loan Program LLC
2,625,961	2.50%, 05/26/2026(1)	2,624,879
1,331,339	2.77%, 05/25/2026(1)	1,336,965
3,235,245	3.05%, 12/26/2025(1)	3,266,762
3,010,326	3.09%, 10/27/2025(1)	3,041,088
2,428,387	3.28%, 01/26/2026(1)	2,460,675
	Sound Point CLO Ltd.
6,345,000	3 mo. USD LIBOR + 1.100%, 2.41%, 01/21/2026(1)(2)	6,354,188
2,575,000	3 mo. USD LIBOR + 1.390%, 2.70%, 01/23/2029(1)(2)	2,587,185
7,680,000	3 mo. USD LIBOR + 1.530%, 2.83%, 04/15/2027(1)(2)	7,721,979
2,137,000	3 mo. USD LIBOR + 4.600%, 5.90%, 07/15/2025(1)(2)	2,130,694
	Springleaf Funding Trust
8,130,000	2.68%, 07/15/2030(1)	8,130,333
4,985,000	2.90%, 11/15/2029(1)	4,998,900

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 5,340,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	$5,342,715
8,660,000	Symphony CLO Ltd. 3 mo. USD LIBOR + 1.280%, 2.58%, 07/14/2026(1)(2)	8,660,961
	Towd Point Mortgage Trust
10,808,673	2.75%, 10/25/2056(1)(2)(4)	10,865,575
2,925,600	2.75%, 04/25/2057(1)(2)(4)	2,941,279
12,301,258	2.75%, 06/25/2057(1)(2)(4)	12,360,103
7,660,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.370%, 2.68%, 04/20/2027(1)(2)	7,724,382
2,440,293	VOLT LX LLC 3.25%, 04/25/2059(1)(3)	2,449,662
1,756,000	VOLT LXII LLC 3.13%, 09/25/2047(1)(3)	1,756,000
	Voya CLO Ltd.
2,915,000	3 mo. USD LIBOR + 1.250%, 2.55%, 04/17/2030(1)(2)	2,926,427
4,905,000	3 mo. USD LIBOR + 1.330%, 2.63%, 04/18/2026(1)(2)	4,905,515
7,550,000	3 mo. USD LIBOR + 1.480%, 2.78%, 04/18/2027(1)(2)	7,589,479
2,670,000	3 mo. USD LIBOR + 2.100%, 3.40%, 04/18/2027(1)(2)	2,670,342
10,785,000	York CLO Ltd. 3 mo. USD LIBOR + 1.630%, 2.73%, 01/20/2030(1)(2)	10,879,110

		439,836,673

	Asset-Backed - Home Equity - 1.6%
	GSAA Home Equity Trust
6,825,673	1 mo. USD LIBOR + 0.080%, 1.32%, 02/25/2037(2)	3,984,356
4,018,242	1 mo. USD LIBOR + 0.100%, 1.34%, 03/25/2037(2)	2,178,278
2,899,744	1 mo. USD LIBOR + 0.180%, 1.42%, 11/25/2036(2)	1,533,123
130,322	1 mo. USD LIBOR + 0.240%, 1.48%, 11/25/2036(2)	80,798
695,056	5.99%, 06/25/2036(2)(4)	367,827
954,122	6.30%, 06/25/2036(3)	504,696
302,850	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1 mo. USD LIBOR + 0.150%, 1.39%, 06/25/2036(2)	274,569
1,592,020	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 1.41%, 11/25/2036(2)	754,530
	New Residential Mortgage Loan Trust
8,228,220	1 mo. USD LIBOR + 1.500%, 2.74%, 07/25/2056(1)(2)	8,457,755
10,580,897	4.00%, 02/25/2057(1)(2)(4)	11,017,299
6,531,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	6,482,516
	Soundview Home Loan Trust
3,225,000	1 mo. USD LIBOR + 0.180%, 1.42%, 07/25/2037(2)	2,745,769
435,000	1 mo. USD LIBOR + 0.250%, 1.49%, 11/25/2036(2)	355,103

		38,736,619

	Collateralized - Mortgage Obligations - 0.1%
3,282,129	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(2)(4)	3,322,626

	Commercial Mortgage - Backed Securities - 6.3%
2,370,000	Banc of America Commercial Mortgage Trust 3.26%, 09/15/2048(1)(2)(4)	1,509,519
	BBCMS Mortgage Trust
29,098,509	1.69%, 02/15/2050(2)(4)(5)	3,131,436
8,553,000	1 mo. USD LIBOR + 0.850%, 2.08%, 08/15/2036(1)(2)	8,564,967
1,440,000	3.67%, 02/15/2050	1,504,155
1,105,000	Bear Stearns Commercial Mortgage Securities Trust 5.28%, 10/12/2042(2)(4)	1,005,550
	Citigroup Commercial Mortgage Trust
24,107,389	1.20%, 07/10/2047(2)(4)(5)	1,330,407
27,171,406	1.30%, 04/10/2048(2)(4)(5)	1,631,928
465,000	2.94%, 04/10/2048	463,643
1,300,000	3.11%, 04/10/2048(1)	950,226
975,000	3.62%, 02/10/2049	1,011,807
1,535,000	3.76%, 06/10/2048	1,611,808
970,000	3.82%, 11/10/2048	1,019,687
445,000	5.07%, 03/10/2047(1)(2)(4)	411,650

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 58,879	Commercial Mortgage Loan Trust 6.27%, 12/10/2049(2)(4)	$58,838
	Commercial Mortgage Pass-Through Certificates
9,819,309	0.96%, 02/10/2047(2)(4)(5)	280,457
970,000	2.82%, 10/15/2045	981,932
535,000	4.24%, 02/10/2047(2)(4)	577,216
1,920,000	4.75%, 10/15/2045(1)(2)(4)	1,235,328
	Commercial Mortgage Trust
4,887,631	1.06%, 08/10/2046(2)(4)(5)	154,497
7,905,429	2.14%, 07/10/2046(1)(2)(4)(5)	340,139
1,035,000	2.54%, 12/10/2045	1,032,018
1,670,000	2.85%, 10/15/2045	1,686,429
785,000	3.10%, 03/10/2046	806,143
930,000	3.21%, 03/10/2046	955,344
1,760,000	3.35%, 02/10/2048	1,797,099
6,780,000	3.42%, 03/10/2031(1)	7,092,412
1,260,000	3.61%, 06/10/2046(2)(4)	1,320,565
705,000	3.62%, 07/10/2050	732,780
2,120,000	3.69%, 08/10/2047	2,213,878
1,490,000	3.77%, 02/10/2049	1,558,987
1,150,133	3.80%, 08/10/2047	1,209,204
365,000	3.83%, 07/15/2047	383,871
1,140,000	3.90%, 07/10/2050	1,203,680
575,125	3.96%, 03/10/2047	609,486
1,350,000	4.02%, 07/10/2045	1,442,242
630,000	4.07%, 02/10/2047(2)(4)	673,473
1,045,000	4.21%, 08/10/2046(2)(4)	1,129,015
615,085	4.37%, 07/10/2045(2)(4)	667,399
720,000	4.74%, 10/15/2045(1)(2)(4)	327,312
857,772	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	844,622
	CSAIL Commercial Mortgage Trust
64,365,515	1.00%, 06/15/2057(2)(4)(5)	3,004,370
3,896,503	1.20%, 11/15/2048(2)(4)(5)	224,753
11,496,074	1.97%, 01/15/2049(2)(4)(5)	1,243,671
470,000	3.45%, 08/15/2048	482,333
790,000	3.50%, 11/15/2049	811,319
545,000	3.54%, 11/15/2048	561,333
550,000	3.72%, 08/15/2048	574,166
83,000	3.76%, 11/15/2048	86,794
980,000	3.81%, 11/15/2048	1,026,711
8,149,783	DBUBS Mortgage Trust 0.75%, 11/10/2046(1)(2)(4)(5)	138,515
3,116,729	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	3,386,947
	FREMF Mortgage Trust
4,680,000	3.07%, 10/25/2047(1)(2)(4)	4,722,997
1,340,000	3.94%, 08/25/2027(1)(2)(4)	1,343,424
1,625,000	4.01%, 02/25/2024(1)(2)(4)	1,649,269
2,850,000	4.11%, 07/25/2049(1)(2)(4)	2,919,574
1,200,000	4.12%, 03/25/2027(1)(2)(4)	1,207,592
2,226,000	4.17%, 07/25/2027(1)(2)(4)	2,214,017
2,535,000	4.21%, 05/25/2027(1)(2)(4)	2,608,796
5,485,000	5.44%, 09/25/2043(1)(2)(4)	5,865,537
1,575,755	GE Business Loan Trust 1 mo. LIBOR + 1.000%, 2.23%, 05/15/2034(1)(2)	1,463,246
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,389,940
	GS Mortgage Securities Trust
50,436,436	0.22%, 07/10/2046(2)(4)(5)	240,869
6,759,731	1.52%, 08/10/2044(1)(2)(4)(5)	284,292
1,580,166	3.67%, 04/10/2047(1)	577,772
785,121	4.07%, 01/10/2047	838,946
2,215,000	5.02%, 04/10/2047(1)(2)(4)	1,568,765
	JP Morgan Chase Commercial Mortgage Securities Trust

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 2,185,000	2.73%, 10/15/2045(1)(2)(4)	$942,740
6,345,850	1 mo. LIBOR + 1.500%, 2.74%, 02/12/2051(2)	6,205,715
3,386,317	3.91%, 05/05/2030(1)	3,526,427
1,290,924	4.53%, 12/15/2047(1)(2)(4)	1,022,097
	JPMBB Commercial Mortgage Securities Trust
29,262,177	0.98%, 09/15/2047(2)(4)(5)	935,854
8,215,556	1.07%, 05/15/2048(2)(4)(5)	302,779
825,000	2.91%, 10/15/2048	821,580
810,060	3.61%, 05/15/2048	841,245
1,075,000	3.88%, 10/15/2048(1)(2)(4)	824,981
904,318	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(2)(4)	913,891
129,708	Lehman Brothers Small Balance Commercial Mortgage Trust 5.52%, 09/25/2030(1)(2)(4)	129,190
	Morgan Stanley Bank of America Merrill Lynch Trust
1,599,847	1.26%, 10/15/2048(2)(4)(5)	104,875
16,008,606	1.28%, 12/15/2047(2)(4)(5)	802,039
1,080,000	3.13%, 12/15/2048	1,110,256
1,320,000	3.18%, 08/15/2045	1,357,795
750,000	3.73%, 05/15/2048	787,348
795,172	4.26%, 10/15/2046(2)(4)	854,482
695,000	4.50%, 08/15/2045(1)	494,636
	Morgan Stanley Capital Trust
40,242,431	0.60%, 09/15/2047(1)(2)(4)(5)	415,720
8,306,185	1.62%, 06/15/2050(2)(4)(5)	813,719
625,000	2.78%, 08/15/2049	611,041
590,000	3.34%, 12/15/2049	602,019
4,920,000	3.47%, 08/11/2033(1)	5,091,385
770,000	3.60%, 12/15/2049	800,696
1,460,000	5.33%, 07/15/2049(1)(2)(4)	1,267,399
545,000	5.41%, 10/12/2052(1)(2)	382,852
375,000	5.41%, 10/12/2052(1)(2)(4)	34,166
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(2)(4)	782,392
4,977,201	UBS Commercial Mortgage Trust 1.31%, 08/15/2050(2)(4)(5)	416,099
	UBS-Barclays Commercial Mortgage Trust
1,560,000	3.09%, 08/10/2049	1,600,748
2,065,000	3.19%, 03/10/2046	2,113,784
775,000	3.24%, 04/10/2046	800,037
	Wells Fargo Commercial Mortgage Trust
21,454,563	1.32%, 05/15/2048(2)(4)(5)	1,282,236
1,174,120	2.92%, 10/15/2045	1,196,789
419,000	2.92%, 11/15/2049	412,690
345,000	2.94%, 10/15/2049	340,309
805,000	3.29%, 05/15/2048	822,076
440,000	3.41%, 12/15/2047	452,070
775,000	3.45%, 07/15/2050	795,440
790,000	3.56%, 01/15/2059	819,108
975,000	3.64%, 06/15/2048	1,015,707
390,000	3.96%, 12/15/2047(1)(2)(4)	325,892
430,000	4.24%, 05/15/2048(2)(4)	376,146
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	258,463
550,000	3.07%, 03/15/2045	562,920
450,000	3.35%, 05/15/2045	459,104
955,000	3.61%, 11/15/2047	992,093
990,000	3.72%, 05/15/2047	1,038,449
925,000	4.00%, 05/15/2047	984,356
230,000	4.05%, 03/15/2047	245,329
755,286	4.10%, 03/15/2047	807,317
315,000	4.49%, 03/15/2048(1)(2)(4)	294,805
710,000	5.00%, 06/15/2044(1)(2)(4)	591,775
1,045,000	5.77%, 04/15/2045(1)(2)(4)	1,047,241

		151,727,399

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Whole Loan Collateral CMO - 6.1%
	Alternative Loan Trust
$ 276,547	1 mo. USD LIBOR + 0.270%, 1.51%, 01/25/2036(2)	$262,106
1,377,361	1 mo. USD LIBOR + 0.320%, 1.56%, 11/25/2035(2)	1,182,951
1,299,345	5.75%, 05/25/2036	1,023,799
	Angel Oak Mortgage Trust LLC
3,406,974	2.48%, 07/25/2047(1)(2)(4)	3,398,335
1,129,419	2.81%, 01/25/2047(1)(2)(4)	1,129,194
	Banc of America Funding Trust
1,996,923	1 mo. USD LIBOR + 0.300%, 1.54%, 05/20/2047(2)	1,731,531
5,414,867	5.77%, 05/25/2037(2)(4)	5,432,397
203,585	5.85%, 01/25/2037(3)	187,003
1,212,588	BCAP LLC Trust 1 mo. USD LIBOR + 0.180%, 1.42%, 03/25/2037(2)	1,140,998
646,779	Bear Stearns Adjustable Rate Mortgage Trust 1 year CMT + 2.300%, 3.52%, 10/25/2035(2)	653,729
1,587,071	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.500%, 1.74%, 01/25/2036(2)	1,600,900
537,231	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 1.42%, 10/25/2036(2)	494,952
	CHL Mortgage Pass-Through Trust
680,691	3.08%, 11/20/2035(2)(4)	617,373
3,823,772	3.39%, 09/25/2047(2)(4)	3,575,242
1,600,328	Connecticut Avenue Securities 1 mo. USD LIBOR + 4.900%, 6.14%, 11/25/2024(2)	1,812,665
2,585,299	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	2,544,278
2,898,300	CSMC Trust 3.25%, 04/25/2047(1)(2)(4)	2,923,660
	Deephaven Residential Mortgage Trust
2,781,516	2.45%, 06/25/2047(1)(2)(4)	2,765,842
1,873,320	2.73%, 12/26/2046(1)(2)(4)	1,868,371
	Fannie Mae Connecticut Avenue Securities
2,025,000	1 mo. USD LIBOR + 3.550%, 4.79%, 07/25/2029(2)	2,135,622
4,065,143	1 mo. USD LIBOR + 4.350%, 5.59%, 05/25/2029(2)	4,419,677
46,717	GMACM Mortgage Loan Trust 3.85%, 04/19/2036(2)(4)	44,206
	GSR Mortgage Loan Trust
1,614,176	1 mo. USD LIBOR + 0.300%, 1.54%, 01/25/2037(2)	1,136,541
3,210,456	3.40%, 01/25/2036(2)(4)	3,208,356
	HarborView Mortgage Loan Trust
1,315,993	1 mo. USD LIBOR + 0.190%, 1.43%, 01/19/2038(2)	1,236,563
4,970,520	1 mo. USD LIBOR + 0.240%, 1.48%, 12/19/2036(2)	4,355,578
1,545,151	IndyMac Index Mortgage Loan Trust 3.30%, 03/25/2036(2)(4)	1,431,693
	JP Morgan Mortgage Trust
302,971	3.35%, 05/25/2036(2)(4)	299,034
438,044	3.53%, 04/25/2037(2)(4)	426,185
1,724,390	Lehman XS Trust 1 mo. USD LIBOR + 0.210%, 1.45%, 07/25/2046(2)	1,636,677
	LSTAR Securities Investment Ltd.
3,085,000	1 mo. USD LIBOR + 1.750%, 2.99%, 09/01/2022(1)(2)	3,082,190
1,902,378	1 mo. USD LIBOR + 2.000%, 3.24%, 11/01/2021(1)(2)	1,903,113
	LSTAR Securities Investment Trust
4,186,586	1 mo. USD LIBOR + 2.000%, 3.24%, 02/01/2022(1)(2)	4,175,107
1,089,546	1 mo. USD LIBOR + 2.000%, 3.24%, 04/01/2022(1)(2)	1,089,696
1,058,141	Luminent Mortgage Trust 1 mo. USD LIBOR + 0.260%, 1.50%, 11/25/2035(2)	989,457
831,407	MASTR Adjustable Rate Mortgages Trust 3.44%, 11/21/2034(2)(4)	851,410
2,121,215	MFA Trust 2.59%, 02/25/2057(1)(2)(4)	2,112,334
8,753,000	Mortgage Repurchase Agreement Financing Trust 1 mo. USD LIBOR + 1.170%, 2.41%, 06/10/2019(1)(2)	8,752,956
6,092,054	New Residential Mortgage Loan Trust 3.75%, 11/26/2035(1)(2)(4)	6,292,756

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 5,419,329	3.75%, 11/25/2056(1)(2)(4)	$5,592,877
10,396,287	4.00%, 03/25/2057(1)(2)(4)	10,867,777
8,127,194	4.00%, 04/25/2057(1)(2)(4)	8,456,377
6,892,375	4.00%, 05/25/2057(1)(2)(4)	7,178,409
1,886,090	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,838,979
	Residential Accredit Loans, Inc.
4,344,103	2.28%, 11/25/2037(2)(4)	3,755,698
1,072,480	6.00%, 12/25/2035	1,041,756
574,306	Sequoia Mortgage Trust 3.51%, 07/20/2037(2)(4)	553,791
	Towd Point Mortgage Trust
5,201,254	2.25%, 04/25/2056(1)(2)(4)	5,175,376
1,315,264	2.75%, 02/25/2055(1)(2)(4)	1,322,256
4,310,034	2.75%, 08/25/2055(1)(2)(4)	4,329,145
1,086,837	3.00%, 03/25/2054(1)(2)(4)	1,096,616
	WaMu Mortgage Pass-Through Certificates Trust
4,290,997	12 mo. MTA + 0.820%, 1.65%, 12/25/2046(2)	3,870,673
945,979	1 mo. USD LIBOR + 0.420%, 1.66%, 06/25/2044(2)	914,789
1,624,352	3.08%, 06/25/2037(2)(4)	1,530,780
	Wells Fargo Commercial Mortgage Trust
46,270,576	1.32%, 09/15/2057(2)(4)(5)	2,670,159
3,250,000	2.88%, 05/15/2048(1)(2)(4)	2,052,394
1,685,000	3.36%, 09/15/2058(1)	1,060,487
1,015,000	3.84%, 09/15/2058	1,071,200

		148,304,016

	Total Asset & Commercial Mortgage Backed Securities (cost $789,827,306)	$795,697,448

Corporate Bonds - 25.0%
	Aerospace/Defense - 0.1%
	DAE Funding LLC
$ 75,000	4.50%, 08/01/2022(1)	$76,866
80,000	5.00%, 08/01/2024(1)	82,000
2,072,000	Lockheed Martin Corp. 4.09%, 09/15/2052(1)	2,071,980

		2,230,846

	Agriculture - 0.8%
945,000	Altria Group, Inc. 3.88%, 09/16/2046	923,730
	BAT Capital Corp.
2,175,000	2.30%, 08/14/2020(1)	2,181,946
2,200,000	4.39%, 08/15/2037(1)	2,257,662
2,010,000	BAT International Finance plc 2.75%, 06/15/2020(1)	2,041,268
	Imperial Brands Finance plc
1,420,000	2.05%, 07/20/2018(1)	1,420,566
1,950,000	2.95%, 07/21/2020(1)	1,979,597
1,300,000	3.75%, 07/21/2022(1)	1,351,694
3,730,000	Philip Morris International, Inc. 3.13%, 08/17/2027	3,744,242
2,640,000	Reynolds American, Inc. 3.25%, 06/12/2020	2,712,946

		18,613,651

	Airlines - 0.1%
3,120,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	3,206,735

	Auto Manufacturers - 0.5%
1,710,000	Ford Motor Co. 5.29%, 12/08/2046	1,784,221
	General Motors Co.
1,470,000	6.25%, 10/02/2043	1,679,976
1,635,000	6.75%, 04/01/2046	1,969,526
	General Motors Financial Co., Inc.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 1,315,000	3.70%, 05/09/2023	$1,340,090
1,760,000	3.95%, 04/13/2024	1,802,599
AUD 130,000	Toyota Finance Australia Ltd. 3.57%, 12/20/2017(6)	102,229
	Toyota Motor Finance Netherlands B.V.
620,000	3.74%, 01/24/2018(6)	488,419
NZD 1,390,000	4.34%, 10/19/2017(6)	1,004,897
CAD 2,228,000	VW Credit Canada, Inc. 2.45%, 11/14/2017	1,787,114

		11,959,071

	Auto Parts & Equipment - 0.1%
$ 245,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	250,513
2,700,000	Lear Corp. 3.80%, 09/15/2027	2,689,751

		2,940,264

	Beverages - 0.7%
	Anheuser-Busch InBev Finance, Inc.
4,725,000	3.30%, 02/01/2023	4,898,759
125,000	3.65%, 02/01/2026	129,314
2,325,000	4.70%, 02/01/2036	2,563,389
3,140,000	4.90%, 02/01/2046	3,546,842
2,220,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	2,136,120
	Constellation Brands, Inc.
380,000	2.70%, 05/09/2022	381,297
705,000	3.50%, 05/09/2027	714,430
245,000	4.50%, 05/09/2047	257,143
CAD 1,900,000	Molson Coors International L.P. 3.95%, 10/06/2017	1,522,985

		16,150,279

	Biotechnology - 0.2%
$ 1,815,000	Amgen, Inc. 2.65%, 05/11/2022	1,829,819
1,065,000	Celgene Corp. 4.63%, 05/15/2044	1,149,023
	Gilead Sciences, Inc.
615,000	2.50%, 09/01/2023	608,799
835,000	3.25%, 09/01/2022	862,433

		4,450,074

	Chemicals - 0.2%
	Methanex Corp.
2,240,000	4.25%, 12/01/2024	2,216,055
1,030,000	5.65%, 12/01/2044	1,015,222
875,000	Sherwin-Williams Co. 3.13%, 06/01/2024	879,397
265,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	280,900

		4,391,574

	Commercial Banks - 8.0%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 1,200,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(2)(6)(7)	1,478,557
600,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(2)(6)(7)	823,805
$ 2,600,000	5 year USD Swap + 8.262%, 9.00%, 05/09/2018(2)(6)(7)	2,691,000
EUR 1,800,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(7)	2,159,485
	Bank of America Corp.
$ 985,000	3 mo. USD LIBOR + 1.070%, 2.39%, 03/22/2018(2)	989,186
3,075,000	2.50%, 10/21/2022	3,046,038
6,260,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(2)	6,371,398
4,620,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(2)	4,692,882
1,020,000	4.00%, 01/22/2025	1,055,487

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 40,000	4.18%, 11/25/2027	$41,459
2,285,000	4.20%, 08/26/2024	2,403,209
3,345,000	7.75%, 05/14/2038	4,914,366
EUR 900,000	Bank of Ireland 5 year EUR Swap + 6.956%, 7.38%, 06/18/2020(2)(6)(7)	1,181,187
$ 5,495,000	Barclays Bank plc 6.05%, 12/04/2017(1)	5,533,551
	Barclays plc
1,450,000	5 year USD Swap + 6.772%, 7.88%, 03/15/2022(2)(6)(7)	1,578,769
EUR 1,045,000	5 year EUR Swap + 6.750%, 8.00%, 12/15/2020(2)(7)	1,387,426
	BNP Paribas S.A.
$ 1,065,000	2.95%, 05/23/2022(1)	1,074,368
1,940,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(7)	2,131,575
1,245,000	BPCE S.A. 3.00%, 05/22/2022(1)	1,251,877
EUR 400,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(7)	527,241
	Citigroup, Inc.
$ 1,195,000	1.85%, 11/24/2017	1,195,681
2,960,000	3 mo. USD LIBOR + 1.100%, 2.41%, 05/17/2024(2)	2,966,551
1,025,000	2.50%, 09/26/2018	1,031,819
2,675,000	2.70%, 03/30/2021	2,704,823
6,495,000	4.45%, 09/29/2027	6,855,710
486,000	4.65%, 07/30/2045	538,032
5,650,000	Credit Agricole S.A. 5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(7)	6,688,187
5,760,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(2)(7)	6,134,400
3,185,000	Deutsche Bank AG 2.70%, 07/13/2020	3,197,917
	Goldman Sachs Group, Inc.
590,000	2.00%, 04/25/2019	589,909
1,340,000	2.35%, 11/15/2021	1,328,538
1,290,000	2.38%, 01/22/2018	1,293,035
550,000	3 mo. USD LIBOR + 1.160%, 2.47%, 04/23/2020(2)	558,878
2,720,000	2.88%, 02/25/2021	2,758,344
3,040,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(2)	3,042,186
4,430,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(2)	4,464,476
AUD 620,000	5.25%, 11/29/2017(6)	488,871
$ 3,687,000	6.00%, 06/15/2020	4,046,787
2,380,000	6.25%, 02/01/2041	3,141,807
2,170,000	6.75%, 10/01/2037	2,862,862
	HSBC Holdings plc
1,305,000	2.95%, 05/25/2021	1,325,308
3,095,000	3.40%, 03/08/2021	3,191,362
3,010,000	4.25%, 08/18/2025	3,119,372
2,925,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(2)(7)	3,059,258
	Intesa Sanpaolo S.p.A.
2,025,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(7)	2,113,594
EUR 525,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(6)(7)	709,507
	JP Morgan Chase & Co.
$ 1,840,000	2.30%, 08/15/2021	1,838,606
6,670,000	2.40%, 06/07/2021	6,692,724
955,000	3 mo. USD LIBOR + 1.230%, 2.54%, 10/24/2023(2)	975,698
275,000	2.55%, 10/29/2020	278,114
2,890,000	2.70%, 05/18/2023	2,890,765
1,260,000	4.25%, 10/01/2027	1,328,767
2,665,000	JPMorgan Chase & Co. 3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(2)	2,707,834
	Morgan Stanley
1,255,000	3 mo. USD LIBOR + 0.850%, 2.16%, 01/24/2019(2)	1,263,614
3,220,000	2.50%, 04/21/2021	3,230,427
3,240,000	2.75%, 05/19/2022	3,257,928
370,000	3.13%, 07/27/2026	362,920
5,935,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(2)	5,957,113
2,120,000	3.63%, 01/20/2027	2,148,798

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 2,110,000	3.95%, 04/23/2027	$2,146,460
3,275,000	4.00%, 07/23/2025	3,452,716
	Royal Bank of Scotland Group plc
670,000	5 year USD Swap + 5.800%, 7.50%, 08/10/2020(2)(7)	701,658
1,160,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(7)	1,286,150
3,650,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022(1)	3,718,771
	Societe Generale S.A.
3,275,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(2)(7)	3,545,187
2,635,000	5 year USD Swap + 6.394%, 8.25%, 11/29/2018(2)(6)(7)	2,786,249
	UBS Group AG
3,950,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(6)(7)	4,241,312
2,520,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(2)(6)(7)	2,678,185
3,045,000	UBS Group Funding Switzerland AG 2.65%, 02/01/2022(1)	3,033,026
	Wells Fargo & Co.
1,795,000	2.63%, 07/22/2022	1,798,003
1,655,000	3.00%, 04/22/2026	1,625,613
1,200,000	3.00%, 10/23/2026	1,173,422
4,800,000	3.07%, 01/24/2023	4,882,232
4,485,000	3 mo. USD LIBOR + 1.310%, 3.58%, 05/22/2028(2)	4,539,473
3,285,000	4.90%, 11/17/2045	3,664,237
1,170,000	5.61%, 01/15/2044	1,416,226

		194,362,308

	Commercial Services - 0.3%
6,128,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	6,315,174
	Ashtead Capital, Inc.
200,000	4.13%, 08/15/2025(1)	206,000
200,000	4.38%, 08/15/2027(1)	206,000
670,000	Cardtronics, Inc. 5.13%, 08/01/2022	691,775
	United Rentals North America, Inc.
470,000	4.63%, 07/15/2023	490,562
400,000	5.50%, 07/15/2025	428,500

		8,338,011

	Construction Materials - 0.1%
490,000	Eagle Materials, Inc. 4.50%, 08/01/2026	510,825
	Standard Industries, Inc.
60,000	5.38%, 11/15/2024(1)	63,768
930,000	6.00%, 10/15/2025(1)	1,014,593

		1,589,186

	Diversified Financial Services - 0.2%
2,100,000	CBOE Holdings, Inc. 3.65%, 01/12/2027	2,150,360
1,800,000	Intercontinental Exchange, Inc. 2.75%, 12/01/2020	1,834,483
	Navient Corp.
660,000	5.88%, 03/25/2021	692,175
390,000	7.25%, 01/25/2022	426,562

		5,103,580

	Electric - 0.9%
	AES Corp.
620,000	4.88%, 05/15/2023	638,600
300,000	5.50%, 03/15/2024	312,375
1,605,000	DTE Energy Co. 1.50%, 10/01/2019	1,581,757
1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,656,432
1,525,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,437,340

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 1,495,000	Duke Energy Progress LLC 4.38%, 03/30/2044	$1,629,350
	Emera U.S. Finance L.P.
435,000	2.70%, 06/15/2021	437,343
475,000	4.75%, 06/15/2046	509,359
3,000,000	Exelon Corp. 2.85%, 06/15/2020	3,059,639
	FirstEnergy Corp.
2,415,000	3.90%, 07/15/2027	2,452,526
510,000	4.25%, 03/15/2023	539,561
800,000	Fortis, Inc. 2.10%, 10/04/2021	785,474
CAD 2,445,000	Hydro One, Inc. 5.18%, 10/18/2017	1,962,427
$ 1,590,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024(1)	1,593,893
1,005,000	NextEra Energy Capital Holdings, Inc. 1.65%, 09/01/2018	1,004,561
	NextEra Energy Operating Partners L.P.
30,000	4.25%, 09/15/2024(1)	30,638
30,000	4.50%, 09/15/2027(1)	30,563
565,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	676,963
	Southern Co.
1,360,000	1.85%, 07/01/2019	1,359,307
665,000	2.95%, 07/01/2023	668,390

		22,366,498

	Electronics - 0.1%
1,375,000	Fortive Corp. 2.35%, 06/15/2021	1,370,625

	Engineering & Construction - 0.6%
1,215,000	Mexico City Airport Trust 3.88%, 04/30/2028(1)	1,210,748
	SBA Tower Trust
4,815,000	3.17%, 04/09/2047(1)	4,811,687
7,645,000	3.60%, 04/09/2043(1)	7,638,921

		13,661,356

	Entertainment - 0.0%
	WMG Acquisition Corp.
445,000	4.88%, 11/01/2024(1)	457,238
260,000	5.00%, 08/01/2023(1)	268,450

		725,688

	Environmental Control - 0.0%
	Clean Harbors, Inc.
40,000	5.13%, 06/01/2021	40,637
274,000	5.25%, 08/01/2020	277,425

		318,062

	Food - 0.3%
3,360,000	Danone S.A. 1.69%, 10/30/2019(1)	3,337,799
985,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	972,622
1,730,000	Sysco Corp. 2.50%, 07/15/2021	1,741,025

		6,051,446

	Gas - 0.0%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
70,000	5.63%, 05/20/2024	73,763
375,000	5.88%, 08/20/2026	390,000

		463,763

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Healthcare-Products - 0.3%
$ 4,645,000	Becton Dickinson and Co. 3.36%, 06/06/2024	$4,688,336
	Thermo Fisher Scientific, Inc.
410,000	2.95%, 09/19/2026	401,272
2,430,000	3.00%, 04/15/2023	2,470,156

		7,559,764

	Healthcare-Services - 0.5%
855,000	Aetna, Inc. 2.80%, 06/15/2023	860,259
	Anthem, Inc.
4,120,000	3.50%, 08/15/2024	4,238,478
720,000	4.63%, 05/15/2042	780,060
	Community Health Systems, Inc.
535,000	5.13%, 08/01/2021	528,312
90,000	6.25%, 03/31/2023	88,425
430,000	LifePoint Health, Inc. 5.88%, 12/01/2023	454,316
280,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	298,399
	UnitedHealth Group, Inc.
2,255,000	3.75%, 07/15/2025	2,393,030
370,000	4.25%, 04/15/2047	396,793
670,000	4.75%, 07/15/2045	773,754

		10,811,826

	Home Builders - 0.0%
280,000	Meritage Homes Corp. 6.00%, 06/01/2025	298,200
575,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	598,863

		897,063

	Insurance - 0.2%
1,335,000	American International Group, Inc. 4.70%, 07/10/2035	1,433,115
	CNO Financial Group, Inc.
55,000	4.50%, 05/30/2020	56,994
835,000	5.25%, 05/30/2025	891,363
	Genworth Holdings, Inc.
20,000	4.80%, 02/15/2024	17,100
380,000	4.90%, 08/15/2023	324,900
15,000	7.63%, 09/24/2021	14,595
338,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	548,192
440,000	MGIC Investment Corp. 5.75%, 08/15/2023	484,000
1,035,000	Willis North America, Inc. 3.60%, 05/15/2024	1,058,779

		4,829,038

	Internet - 0.2%
	Amazon.com, Inc.
1,170,000	1.90%, 08/21/2020(1)	1,172,857
730,000	2.80%, 08/22/2024(1)	732,803
2,950,000	3.88%, 08/22/2037(1)	3,002,146

		4,907,806

	Iron/Steel - 0.2%
525,000	ArcelorMittal 6.13%, 06/01/2025	603,750
	Steel Dynamics, Inc.
785,000	4.13%, 09/15/2025(1)	791,374
275,000	5.50%, 10/01/2024	294,250
	Vale Overseas Ltd.
3,310,000	6.25%, 08/10/2026	3,755,857

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 405,000	6.88%, 11/10/2039	$464,211

		5,909,442

	IT Services - 0.4%
	Apple, Inc.
865,000	3.35%, 02/09/2027	890,592
2,825,000	3.45%, 02/09/2045	2,677,171
250,000	3.85%, 08/04/2046	252,711
	Dell International LLC / EMC Corp.
730,000	4.42%, 06/15/2021(1)	766,438
590,000	8.35%, 07/15/2046(1)	757,756
	Hewlett Packard Enterprise Co.
2,935,000	3.60%, 10/15/2020	3,042,261
1,885,000	4.90%, 10/15/2025	1,994,081
150,000	NCR Corp. 5.00%, 07/15/2022	153,375

		10,534,385

	Machinery - Construction & Mining - 0.0%
365,000	Oshkosh Corp. 5.38%, 03/01/2025	386,900

	Machinery-Diversified - 0.0%
435,000	CNH Industrial N.V. 4.50%, 08/15/2023	460,665

	Media - 2.0%
	21st Century Fox America, Inc.
1,225,000	6.15%, 03/01/2037	1,515,510
1,175,000	6.20%, 12/15/2034	1,460,549
430,000	Altice U.S. Finance Corp. 5.50%, 05/15/2026(1)	453,517
	CCO Holdings LLC / CCO Holdings Capital Corp.
40,000	5.13%, 02/15/2023	41,300
145,000	5.75%, 02/15/2026(1)	152,032
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,405,000	3.58%, 07/23/2020	1,442,341
7,620,000	4.20%, 03/15/2028(1)	7,710,716
4,125,000	4.46%, 07/23/2022	4,364,359
1,090,000	6.48%, 10/23/2045	1,279,308
1,340,000	Comcast Corp. 3.40%, 07/15/2046	1,235,070
	Cox Communications, Inc.
2,675,000	3.15%, 08/15/2024(1)	2,658,215
415,000	3.25%, 12/15/2022(1)	418,627
690,000	3.85%, 02/01/2025(1)	694,792
600,000	4.80%, 02/01/2035(1)	594,095
430,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	447,200
	Discovery Communications LLC
1,403,000	3.45%, 03/15/2025	1,381,701
1,590,000	3.80%, 03/13/2024	1,638,793
905,000	3.95%, 03/20/2028	898,514
895,000	4.90%, 03/11/2026	955,498
555,000	DISH DBS Corp. 5.88%, 11/15/2024	581,709
770,000	Liberty Interactive LLC 8.25%, 02/01/2030	850,850
1,715,000	NBCUniversal Media LLC 5.95%, 04/01/2041	2,215,574
1,057,000	Scripps Networks Interactive, Inc. 3.95%, 06/15/2025	1,072,334
340,000	SFR Group S.A. 7.38%, 05/01/2026(1)	367,200
	TEGNA, Inc.
55,000	5.13%, 07/15/2020	56,444
520,000	5.50%, 09/15/2024(1)	547,300

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 1,350,000	Time Warner Cable LLC 8.75%, 02/14/2019	$1,466,426
5,520,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	7,503,166
	Time Warner, Inc.
165,000	2.95%, 07/15/2026	155,838
165,000	3.88%, 01/15/2026	167,019
1,435,000	6.10%, 07/15/2040	1,681,970
	Viacom, Inc.
10,000	3.45%, 10/04/2026	9,609
875,000	4.38%, 03/15/2043	753,795
65,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(2)	65,000
100,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(2)	100,625
550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	596,750

		47,533,746

	Mining - 0.2%
	Anglo American Capital plc
1,835,000	3.75%, 04/10/2022(1)	1,881,976
1,805,000	4.13%, 09/27/2022(1)	1,875,457
940,000	Corp. Nacional del Cobre de Chile 3.63%, 08/01/2027(1)	936,560
560,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	599,200

		5,293,193

	Office/Business Equipment - 0.3%
2,845,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	2,797,443
3,245,000	Xerox Corp. 3.63%, 03/15/2023	3,217,833

		6,015,276

	Oil & Gas - 1.6%
	Anadarko Petroleum Corp.
1,935,000	3.45%, 07/15/2024	1,920,315
1,250,000	4.50%, 07/15/2044	1,189,667
270,000	6.60%, 03/15/2046	334,277
170,000	Apache Corp. 4.25%, 01/15/2044	159,644
	Canadian Natural Resources Ltd.
600,000	3.85%, 06/01/2027	606,576
1,235,000	6.25%, 03/15/2038	1,482,909
	Cenovus Energy, Inc.
295,000	4.25%, 04/15/2027(1)	292,487
225,000	6.75%, 11/15/2039	259,017
220,000	Concho Resources, Inc. 3.75%, 10/01/2027	220,979
	Continental Resources, Inc.
35,000	3.80%, 06/01/2024	33,775
395,000	4.50%, 04/15/2023	395,988
80,000	4.90%, 06/01/2044	72,600
110,000	5.00%, 09/15/2022	111,788
540,000	Devon Financing Co. LLC 7.88%, 09/30/2031	712,838
1,335,000	EnCana Corp. 3.90%, 11/15/2021	1,375,718
	Hess Corp.
1,505,000	4.30%, 04/01/2027	1,491,737
515,000	5.60%, 02/15/2041	516,012
1,370,000	6.00%, 01/15/2040	1,418,390
2,425,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,881,738
	Marathon Oil Corp.
1,005,000	2.70%, 06/01/2020	1,004,975
2,005,000	2.80%, 11/01/2022	1,949,200

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 195,000	3.85%, 06/01/2025	$193,641
1,825,000	4.40%, 07/15/2027	1,860,998
245,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	239,181
	Petroleos Mexicanos
45,000	6.50%, 03/13/2027(1)	49,870
2,730,000	6.63%, 06/15/2035	2,941,575
880,000	6.75%, 09/21/2047(1)	936,232
2,090,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	2,325,870
	QEP Resources, Inc.
385,000	5.25%, 05/01/2023	374,413
10,000	5.38%, 10/01/2022	9,825
1,925,000	Shell International Finance B.V. 4.38%, 05/11/2045	2,064,104
255,000	SM Energy Co. 6.13%, 11/15/2022	255,638
	Valero Energy Corp.
2,545,000	3.40%, 09/15/2026	2,510,687
435,000	4.90%, 03/15/2045	466,845
	WPX Energy, Inc.
190,000	5.25%, 09/15/2024	190,475
265,000	6.00%, 01/15/2022	273,944
ARS 93,580,252	YPF S.A. 16.50%, 05/09/2022(1)	5,081,103

		38,205,031

	Packaging & Containers - 0.0%
$ 555,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	613,275
295,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	307,862

		921,137

	Pharmaceuticals - 1.3%
	Allergan Funding SCS
6,815,000	2.35%, 03/12/2018	6,834,853
975,000	3 mo. USD LIBOR + 1.080%, 2.39%, 03/12/2018(2)	978,229
5,755,000	3.00%, 03/12/2020	5,875,441
316,000	Baxalta, Inc. 3.60%, 06/23/2022	327,433
	Cardinal Health, Inc.
6,145,000	2.62%, 06/15/2022	6,139,994
495,000	4.37%, 06/15/2047	506,845
	Mylan N.V.
1,485,000	3.00%, 12/15/2018	1,501,766
1,040,000	3.15%, 06/15/2021	1,058,224
1,705,000	3.75%, 12/15/2020	1,767,751
465,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	483,600
2,440,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	2,431,469
	Teva Pharmaceutical Finance Netherlands B.V.
965,000	1.70%, 07/19/2019	951,052
640,000	2.20%, 07/21/2021	616,194
265,000	2.80%, 07/21/2023	252,755
	Valeant Pharmaceuticals International, Inc.
315,000	6.50%, 03/15/2022(1)	333,112
140,000	7.00%, 03/15/2024(1)	149,463

		30,208,181

	Pipelines - 1.2%
565,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	601,019
	DCP Midstream Operating L.P.
241,000	4.95%, 04/01/2022	250,037

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 215,000	5.60%, 04/01/2044	$200,487
995,000	Enbridge, Inc. 3.70%, 07/15/2027	1,008,788
527,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	593,534
	Energy Transfer L.P.
455,000	4.05%, 03/15/2025	461,298
175,000	5.95%, 10/01/2043	187,374
1,435,000	Energy Transfer L.P. / Regency Energy Finance Corp. 4.50%, 11/01/2023	1,503,782
	Kinder Morgan Energy Partners L.P.
750,000	5.30%, 09/15/2020	808,760
260,000	6.50%, 04/01/2020	284,279
515,000	6.85%, 02/15/2020	565,227
	Kinder Morgan, Inc.
8,435,000	3.15%, 01/15/2023	8,480,502
2,415,000	5.55%, 06/01/2045	2,601,967
	MPLX L.P.
1,870,000	4.13%, 03/01/2027	1,903,992
325,000	5.20%, 03/01/2047	340,270
65,000	NGPL PipeCo LLC 4.88%, 08/15/2027(1)	68,110
595,000	Phillips 66 Partners L.P. 3.55%, 10/01/2026	582,098
750,000	Plains All American Pipeline L.P. / PAA Finance Corp. 4.50%, 12/15/2026	761,183
845,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	851,811
	Sunoco Logistics Partners Operations L.P.
125,000	3.90%, 07/15/2026	124,009
1,550,000	4.25%, 04/01/2024	1,599,364
1,160,000	5.40%, 10/01/2047	1,179,967
2,080,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	2,047,870
	Williams Cos., Inc.
385,000	3.70%, 01/15/2023	383,075
70,000	4.55%, 06/24/2024	72,450
65,000	7.88%, 09/01/2021	76,375
	Williams Partners L.P.
1,125,000	4.00%, 11/15/2021	1,174,594
1,140,000	4.30%, 03/04/2024	1,202,611

		29,914,833

	Real Estate Investment Trusts - 0.1%
	Crown Castle International Corp.
600,000	3.20%, 09/01/2024	597,152
340,000	3.40%, 02/15/2021	350,050
650,000	Equinix, Inc. 5.88%, 01/15/2026	714,188

		1,661,390

	Retail - 0.4%
	CVS Health Corp.
3,335,000	2.80%, 07/20/2020	3,392,491
883,000	3.88%, 07/20/2025	920,980
2,730,000	5.13%, 07/20/2045	3,139,646
1,810,000	Home Depot, Inc. 3.50%, 09/15/2056	1,669,062
70,000	Lithia Motors, Inc. 5.25%, 08/01/2025(1)	72,713
270,000	Lowe’s Cos., Inc. 3.70%, 04/15/2046	261,914
315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	311,850

		9,768,656

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Semiconductors - 0.5%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
$ 6,585,000	3.00%, 01/15/2022(1)	$6,694,852
2,305,000	3.63%, 01/15/2024(1)	2,368,104
1,115,000	Intel Corp. 4.10%, 05/19/2046	1,169,833
1,895,000	Lam Research Corp. 2.80%, 06/15/2021	1,917,030
525,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	553,376
310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	339,450

		13,042,645

	Software - 0.3%
	First Data Corp.
100,000	5.00%, 01/15/2024(1)	103,830
480,000	5.38%, 08/15/2023(1)	502,080
	Microsoft Corp.
1,340,000	2.40%, 08/08/2026	1,295,190
900,000	3.30%, 02/06/2027	931,863
1,620,000	3.70%, 08/08/2046	1,633,674
1,795,000	3.95%, 08/08/2056	1,849,708
465,000	MSCI, Inc. 5.75%, 08/15/2025(1)	507,431
	Open Text Corp.
350,000	5.63%, 01/15/2023(1)	366,625
50,000	5.88%, 06/01/2026(1)	54,875

		7,245,276

	Telecommunications - 1.8%
345,000	Altice Financing S.A. 6.63%, 02/15/2023(1)	365,700
	AT&T, Inc.
3,805,000	3.40%, 08/14/2024	3,810,926
2,685,000	3.60%, 02/17/2023	2,762,559
1,985,000	3.80%, 03/15/2022	2,067,712
4,895,000	3.90%, 08/14/2027	4,904,529
120,000	4.13%, 02/17/2026	123,130
1,245,000	4.50%, 05/15/2035	1,229,172
3,640,000	4.75%, 05/15/2046	3,500,557
3,000,000	5.15%, 02/14/2050	3,014,609
205,000	5.80%, 02/15/2019	215,663
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,375,728
	Nokia Oyj
1,935,000	4.38%, 06/12/2027	1,990,631
575,000	6.63%, 05/15/2039	663,550
420,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	459,375
425,000	Sprint Corp. 7.13%, 06/15/2024	478,125
2,505,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	2,542,575
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	293,156
160,000	7.72%, 06/04/2038	205,248
	Verizon Communications, Inc.
3,353,000	4.27%, 01/15/2036	3,293,999
3,185,000	4.40%, 11/01/2034	3,187,034
1,710,000	4.50%, 08/10/2033	1,752,049
100,000	4.81%, 03/15/2039	103,231

		44,339,258

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Transportation - 0.3%
$ 620,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	$765,585
3,295,000	CSX Corp. 3.25%, 06/01/2027	3,304,047
	FedEx Corp.
1,705,000	4.55%, 04/01/2046	1,815,953
395,000	4.75%, 11/15/2045	430,179
1,835,000	Norfolk Southern Corp. 2.90%, 06/15/2026	1,818,821

		8,134,585

	Total Corporate Bonds (cost $591,647,527)	$606,873,113

Foreign Government Obligations - 2.0%
	Argentina - 0.8%
	Argentina Treasury Bill
$ 604,544	2.75%, 11/10/2017	$602,686
613,411	2.76%, 11/24/2017	610,815
1,401,360	2.80%, 01/26/2018	1,387,855
6,706,744	3.07%, 06/15/2018	6,553,924
3,625,418	3.11%, 12/15/2017	3,603,715
2,019,886	3.15%, 05/24/2018	1,982,356
3,644,774	3.31%, 04/27/2018	3,578,793

		18,320,144

	Italy - 0.2%
EUR 2,460,000	Italy Buoni Poliennali Del Tesoro 3.50%, 11/01/2017	2,916,372
2,060,000	Italy Certificati di Credito del Tesoro/ CCTS-eu 6 Mo. EUR LIBOR + 0.800%, 0.56%, 10/15/2017(2)	2,435,450

		5,351,822

	Mexico - 0.1%
$ 2,818,000	Mexico Government International Bond 5.75%, 10/12/2110	3,020,896

	Oman - 0.2%
	Oman Government International Bond
2,280,000	5.38%, 03/08/2027(1)	2,342,504
3,225,000	6.50%, 03/08/2047(1)	3,315,680

		5,658,184

	Qatar - 0.1%
3,400,000	Qatar Government International Bond 5.25%, 01/20/2020(1)	3,605,170

	Saudi Arabia - 0.3%
6,055,000	Saudi Government International Bond 4.63%, 10/04/2047(1)	6,091,572

	Spain - 0.3%
EUR 1,000,000	Fondo de Amortizacion del Deficit Electrico 4.88%, 12/17/2017	1,194,027
	Instituto de Credito Oficial
1,220,000	0.50%, 12/15/2017(6)	1,443,747
GBP 502,000	1.88%, 12/15/2017(6)	673,722
EUR 3,075,000	Spain Government Bond 0.50%, 10/31/2017	3,636,571

		6,948,067

	Total Foreign Government Obligations (cost $48,747,223)	$48,995,855

Municipal Bonds - 1.4%
	Development - 0.1%
$ 860,000	California State, GO Taxable 7.60%, 11/01/2040	$1,345,685

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	General - 0.4%
$ 4,560,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$5,958,409
	Puerto Rico Commonwealth Government Employees Retirement System
4,575,000	6.15%, 07/01/2038	1,761,375
6,705,000	6.30%, 07/01/2043	2,581,425

		10,301,209

	General Obligation - 0.9%
3,520,000	California State, GO Taxable 7.55%, 04/01/2039	5,398,272
	City of Chicago, IL, GO
2,670,000	7.05%, 01/01/2029	2,952,246
2,305,000	7.38%, 01/01/2033	2,646,071
	Illinois State, GO
405,000	5.16%, 02/01/2018	408,779
2,270,000	5.38%, 07/01/2018	2,318,555
5,120,000	5.67%, 03/01/2018	5,191,834
1,540,000	5.88%, 03/01/2019	1,610,008

		20,525,765

	Utility - Electric - 0.0%
215,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	271,704

	Total Municipal Bonds (cost $33,009,382)	$32,444,363

Senior Floating Rate Interests - 3.2%(8)
	Advertising - 0.0%
$ 607,729	Acosta Holdco, Inc. 1 mo. LIBOR + 3.250%, 4.49%, 09/26/2021	$536,133

	Aerospace/Defense - 0.0%
580,967	TransDigm, Inc. 1 mo. LIBOR + 3.000%, 4.27%, 06/09/2023	582,361

	Agriculture - 0.0%
721,298	Pinnacle Operating Corp. 1 mo. LIBOR + 7.250%, 8.49%, 11/15/2021	668,102

	Airlines - 0.0%
923,925	Delta Air Lines, Inc. 1 mo. LIBOR + 2.500%, 3.74%, 10/18/2018	926,891

	Auto Manufacturers - 0.0%
691,946	Jaguar Holding Co. 3 mo. LIBOR + 2.750%, 4.04%, 08/18/2022	695,192

	Auto Parts & Equipment - 0.0%
535,000	USI, Inc. 3 mo. LIBOR + 3.000%, 4.31%, 05/16/2024	532,994

	Biotechnology - 0.0%
774,583	Sterigenics-Nordion Holdings LLC 1 Week LIBOR + 3.000%, 4.24%, 05/15/2022	774,583

	Chemicals - 0.1%
275,000	Avantor, Inc. 0.00%, 09/07/2024(9)	275,745
729,531	Chemours Co. 1 mo. LIBOR + 2.500%, 3.74%, 05/12/2022	733,178
295,000	Diamond (BC) B.V. 3 mo. LIBOR + 3.000%, 4.32%, 09/06/2024	293,947

		1,302,870

	Coal - 0.1%
510,064	Ascent Resources - Marcellus LLC 1 mo. LIBOR + 4.250%, 5.49%, 08/04/2020	377,131
1,029,825	Foresight Energy LLC 3 mo. LIBOR + 5.750%, 7.08%, 03/28/2022	960,961

		1,338,092

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Commercial Services - 0.2%
$ 125,000	Ascend Learning LLC 1 mo. LIBOR + 3.250%, 4.49%, 07/12/2024	$125,500
559,364	Camelot UK Holdco Ltd. 1 mo. LIBOR + 3.500%, 4.74%, 10/03/2023	561,199
168,563	Capital Automotive L.P. 1 mo. LIBOR + 6.000%, 7.24%, 03/24/2025	170,459
282,863	DigitalGlobe, Inc. 1 mo. LIBOR + 2.750%, 3.99%, 01/15/2024	282,628
530,950	ON Assignment, Inc. 1 mo. LIBOR + 2.000%, 3.24%, 06/05/2022	532,776
1,256,337	PSAV Holdings LLC 3 mo. LIBOR + 3.500%, 4.79%, 04/27/2024	1,261,048
625,275	Quikrete Holdings, Inc. 1 mo. LIBOR + 2.750%, 3.99%, 11/15/2023	624,775
EUR 200,000	Techem GmbH 0.00%, 07/31/2024(9)	237,534
$ 1,027,425	Tempo Acquisition LLC 1 mo. LIBOR + 3.000%, 4.24%, 05/01/2024	1,027,641
526,025	Xerox Business Services LLC 1 mo. LIBOR + 4.000%, 5.24%, 12/07/2023	527,671

		5,351,231

	Distribution/Wholesale - 0.1%
994,453	American Builders & Contractors Supply Co., Inc. 1 mo. LIBOR + 2.500%, 3.74%, 10/31/2023	997,824
555,812	Univar, Inc. 1 mo. LIBOR + 2.750%, 3.99%, 07/01/2022	557,552

		1,555,376

	Diversified Financial Services - 0.1%
467,650	AlixPartners LLP 3 mo. LIBOR + 3.000%, 4.33%, 04/04/2024	468,529
282,863	RP Crown Parent LLC 1 mo. LIBOR + 3.500%, 4.74%, 10/12/2023	284,328
315,000	Telenet Financing USD LLC 1 mo. LIBOR + 2.750%, 3.98%, 06/30/2025	315,866

		1,068,723

	Electric - 0.1%
1,342,545	Calpine Construction Finance Co., L.P. 1 mo. LIBOR + 2.500%, 3.74%, 01/31/2022	1,340,303
625,000	Chief Exploration & Development LLC 3 mo. LIBOR + 6.500%, 7.96%, 05/16/2021	610,156
238,355	Helix Gen Funding LLC 3 mo. LIBOR + 3.750%, 5.08%, 06/02/2024	240,808
703,561	Seadrill Partners Finco LLC 3 mo. LIBOR + 3.000%, 4.33%, 02/21/2021	512,720

		2,703,987

	Energy-Alternate Sources - 0.0%
265,000	BCP Renaissance Parent LLC 0.00%, 09/19/2024(9)	267,732

	Engineering & Construction - 0.0%
748,125	Brand Energy & Infrastructure Services, Inc. 2 mo. LIBOR + 4.250%, 5.52%, 06/21/2024	751,679

	Entertainment - 0.0%
573,487	Eldorado Resorts LLC 3 mo. LIBOR + 2.250%, 3.56%, 04/17/2024	572,770
435,000	Scientific Games International, Inc. 2 mo. LIBOR + 3.250%, 4.51%, 08/14/2024	435,409

		1,008,179

	Environmental Control - 0.0%
115,000	HD Supply Waterworks Ltd. 6 mo. LIBOR + 3.000%, 4.46%, 08/01/2024	115,144

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Food - 0.1%
$ 500,930	Hostess Brands LLC 1 mo. LIBOR + 2.500%, 3.74%, 08/03/2022	$502,393
788,025	Post Holdings, Inc. 1 mo. LIBOR + 2.250%, 3.49%, 05/24/2024	789,554

		1,291,947

	Healthcare-Products - 0.1%
413,954	Air Medical Group Holdings, Inc. 1 mo. LIBOR + 4.000%, 5.24%, 04/28/2022	413,333
369,333	Alere, Inc. 3 mo. LIBOR + 3.250%, 4.49%, 06/18/2022	369,026
405,000	INC Research LLC 1 mo. LIBOR + 2.250%, 3.49%, 08/01/2024	406,239
354,113	Kinetic Concepts, Inc. 3 mo. LIBOR + 3.250%, 4.58%, 02/02/2024	352,675
235,000	Parexel International Corp. 0.00%, 08/07/2024(9)	236,617
297,000	Revlon Consumer Products Corp. 1 mo. LIBOR + 3.500%, 4.74%, 09/07/2023	265,631

		2,043,521

	Healthcare-Services - 0.1%
363,750	CDRH Parent, Inc. 3 mo. LIBOR + 4.250%, 5.57%, 07/01/2021	294,485
183,733	Community Health Systems, Inc. 3 mo. LIBOR + 2.750%, 4.07%, 12/31/2019	182,566
395,677	3 mo. LIBOR + 3.000%, 4.32%, 01/27/2021	392,824
534,660	Envision Healthcare Corp. 1 mo. LIBOR + 3.000%, 4.24%, 12/01/2023	535,665
529,918	MPH Acquisition Holdings LLC 3 mo. LIBOR + 3.000%, 4.33%, 06/07/2023	533,728
296,672	Opal Acquisition, Inc. 3 mo. LIBOR + 4.000%, 5.32%, 11/27/2020	278,872
145,000	Surgery Center Holdings, Inc. 1 mo. LIBOR + 3.250%, 4.49%, 09/02/2024	143,731
1,023,239	U.S. Renal Care, Inc. 3 mo. LIBOR + 4.250%, 5.58%, 12/31/2022	989,472

		3,351,343

	Household Products/Wares - 0.0%
410,000	Galleria Co. 1 mo. LIBOR + 3.000%, 4.25%, 09/29/2023	408,462

	Insurance - 0.2%
	Asurion LLC
1,732,990	1 mo. LIBOR + 2.750%, 3.99%, 08/04/2022	1,737,323
240,000	1 mo. LIBOR + 6.000%, 7.24%, 08/04/2025	245,251
431,064	Evertec Group LLC 1 mo. LIBOR + 2.500%, 3.73%, 04/17/2020	399,812
124,036	HUB International Ltd. 3 mo. LIBOR + 3.000%, 4.31%, 10/02/2020	124,799
	Sedgwick Claims Management Services, Inc.
900,510	1 mo. LIBOR + 2.750%, 3.99%, 03/01/2021	901,410
1,250,000	1 mo. LIBOR + 5.750%, 6.99%, 02/28/2022	1,259,375
320,000	USI Holdings Corp. 0.00%, 07/26/2024(9)	318,800

		4,986,770

	Internet - 0.0%
618,696	Lands’ End, Inc. 1 mo. LIBOR + 3.250%, 4.49%, 04/04/2021	510,424

	Leisure Time - 0.1%
1,275,000	Delta 2 (LUX) S.a.r.l. 1 mo. LIBOR + 3.000%, 4.24%, 02/01/2024	1,282,331

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 760,000	Golden Entertainment, Inc. 0.00%, 08/15/2024(9)	$755,250

		2,037,581

	Lodging - 0.2%
268,188	Boyd Gaming Corp. 1 Week LIBOR + 2.500%, 3.69%, 09/15/2023	268,925
	Caesars Entertainment Operating Co.
665,000	0.00%, 03/31/2024(9)	665,140
3,266,547	PRIME + 1.500%, 1.50%, 03/01/2022(10)	3,962,746
769,272	Caesars Growth Properties Holdings LLC 1 mo. LIBOR + 3.000%, 4.24%, 05/08/2021	769,995

		5,666,806

	Machinery-Construction & Mining - 0.1%
864,772	American Rock Salt Co. LLC 1 mo. LIBOR + 3.750%, 4.99%, 05/20/2021	862,247
588,851	Neff Rental LLC 3 mo. LIBOR + 6.250%, 7.66%, 06/09/2021	589,340

		1,451,587

	Machinery-Diversified - 0.1%
1,322,920	Gates Global LLC 3 mo. LIBOR + 3.250%, 4.58%, 04/01/2024	1,327,881

	Media - 0.2%
300,747	Advantage Sales & Marketing, Inc. 1 mo. LIBOR + 3.250%, 4.49%, 07/23/2021	282,516
1,551,585	Charter Communications Operating LLC 1 mo. LIBOR + 2.000%, 3.24%, 07/01/2020	1,556,194
413,963	Numericable Group S.A. 3 mo. LIBOR + 2.750%, 4.06%, 07/31/2025	411,789
704,675	Numericable U.S. LLC 3 mo. LIBOR + 3.250%, 4.56%, 01/14/2025	706,535
555,000	UPC Financing Partnership 1 mo. LIBOR + 2.750%, 3.98%, 04/15/2025	556,476

		3,513,510

	Metal Fabricate/Hardware - 0.0%
595,005	Rexnord LLC 3 mo. LIBOR + 2.750%, 4.06%, 08/21/2023	597,010

	Oil & Gas - 0.2%
259,350	BCP Raptor LLC 1 Week LIBOR + 4.250%, 5.52%, 06/24/2024	261,051
455,000	California Resources Corp. 1 mo. LIBOR + 10.375%, 11.61%, 12/31/2021	484,348
470,000	Chesapeake Energy Corp. 3 mo. LIBOR + 7.500%, 8.81%, 08/23/2021	505,983
472,035	Drillships Ocean Ventures, Inc. PRIME + 3.500%, 7.75%, 07/25/2021	421,683
1,514,040	Fieldwood Energy LLC 3 mo. LIBOR + 2.875%, 4.21%, 09/28/2018	1,385,346
255,641	Peabody Energy Corp. 1 mo. LIBOR + 3.500%, 4.74%, 03/31/2022	256,761
120,000	Traverse Midstream Partners LLC 0.00%, 09/27/2024(9)	121,500

		3,436,672

	Packaging & Containers - 0.1%
1,474,984	Berry Plastics Group, Inc. 1 mo. LIBOR + 2.250%, 3.49%, 02/08/2020	1,479,335
408,975	Flex Acquisition Co., Inc. 3 mo. LIBOR + 3.000%, 4.30%, 12/29/2023	409,871
203,463	Proampac PG Borrower LLC 1 mo. LIBOR + 4.000%, 5.28%, 11/18/2023	205,117

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 1,207,240	Reynolds Group Holdings, Inc. 1 mo. LIBOR + 2.750%, 3.99%, 02/05/2023	$1,211,586

		3,305,909

	Pharmaceuticals - 0.1%
817,950	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. LIBOR + 4.250%, 5.50%, 04/29/2024	825,107
696,470	Valeant Pharmaceuticals International, Inc. 1 mo. LIBOR + 4.750%, 5.99%, 04/01/2022	708,728

		1,533,835

	Pipelines - 0.0%
792,650	Philadelphia Energy Solutions LLC 3 mo. LIBOR + 5.000%, 6.33%, 04/04/2018	642,046

	Real Estate - 0.1%
	DTZ U.S. Borrower LLC
1,228,024	3 mo. LIBOR + 3.250%, 4.57%, 11/04/2021	1,230,222
35,319	3 mo. LIBOR + 8.250%, 9.56%, 11/04/2022	35,319

		1,265,541

	REITS - 0.0%
604,661	MGM Growth Properties Operating Partnership L.P. 1 mo. LIBOR + 2.250%, 3.49%, 04/25/2023	606,403

	Retail - 0.2%
	Albertsons LLC
628,179	1 mo. LIBOR + 2.750%, 3.99%, 08/25/2021	605,113
306,912	3 mo. LIBOR + 3.000%, 4.33%, 12/21/2022	295,458
1,170,000	Bass Pro Group LLC 1 mo. LIBOR + 5.000%, 6.24%, 12/16/2023	1,100,771
500,581	Harbor Freight Tools USA, Inc. 1 mo. LIBOR + 3.250%, 4.49%, 08/18/2023	502,459
956,748	Neiman Marcus Group Ltd. LLC 1 mo. LIBOR + 3.250%, 4.48%, 10/25/2020	710,481
518,186	Party City Holdings, Inc. 3 mo. LIBOR + 3.000%, 4.32%, 08/19/2022	520,259
250,000	Rite Aid Corp. 1 mo. LIBOR + 4.750%, 5.99%, 08/21/2020	251,668
391,000	Staples, Inc. 3 mo. LIBOR + 4.000%, 5.31%, 09/12/2024	389,115
1,107,251	U.S. Foods, Inc. 1 mo. LIBOR + 2.750%, 3.99%, 06/27/2023	1,113,518

		5,488,842

	Software - 0.4%
550,000	Almonde, Inc. 3 mo. LIBOR + 3.500%, 4.82%, 06/13/2024	552,261
746,250	Change Healthcare Holdings, Inc. 1 mo. LIBOR + 2.750%, 3.99%, 03/01/2024	747,929
349,518	Epicor Software Corp. 1 mo. LIBOR + 3.750%, 4.99%, 06/01/2022	349,955
2,373,294	First Data Corp. 1 mo. LIBOR + 2.500%, 3.74%, 04/26/2024	2,380,509
637,713	Go Daddy Operating Co. LLC 1 mo. LIBOR + 2.500%, 3.74%, 02/15/2024	639,307
822,960	Hyland Software, Inc. 1 mo. LIBOR + 3.250%, 4.49%, 07/01/2022	829,989
1,190,846	Infor U.S., Inc. 3 mo. LIBOR + 2.750%, 4.08%, 02/01/2022	1,187,500
60,793	MA FinanceCo LLC 1 mo. LIBOR + 2.750%, 3.99%, 06/21/2024	60,869
410,553	Seattle Spinco, Inc. 1 mo. LIBOR + 2.750%, 3.99%, 06/21/2024	411,066
911,208	SS&C Technologies, Inc. 1 mo. LIBOR + 2.250%, 3.49%, 07/08/2022	915,008

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 1,663,938	WEX, Inc. 1 mo. LIBOR + 2.750%, 3.99%, 06/30/2023	$1,680,577

		9,754,970

	Telecommunications - 0.2%
1,020,000	Level 3 Financing, Inc. 1 mo. LIBOR + 2.250%, 3.49%, 02/22/2024	1,019,204
662,595	LTS Buyer LLC 1 mo. LIBOR + 3.250%, 4.49%, 04/13/2020	663,013
1,014,900	Sprint Communications, Inc. 1 mo. LIBOR + 2.500%, 3.75%, 02/02/2024	1,015,539
440,000	Unitymedia Finance LLC 1 mo. LIBOR + 2.250%, 3.49%, 09/30/2025	438,570
669,569	Univision Communications, Inc. 1 mo. LIBOR + 2.750%, 3.99%, 03/15/2024	663,296
361,056	Zayo Group LLC 1 mo. LIBOR + 2.250%, 3.49%, 01/19/2024	361,345

		4,160,967

	Trucking & Leasing - 0.0%
708,225	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 1 mo. LIBOR + 2.750%, 3.99%, 04/03/2022	709,549

	Total Senior Floating Rate Interests (cost $79,120,843)	$78,270,845

U.S. Government Agencies - 47.8%
	FHLMC - 16.9%
$ 177,510	0.00%, 11/15/2036(11)	$166,430
55,876,652	0.34%, 10/25/2020(2)(4)(5)	286,893
21,175,806	0.75%, 03/25/2027(2)(4)(5)	1,038,190
30,125,404	2.12%, 08/25/2018(2)(4)(5)	323,478
1,152,824	2.50%, 05/15/2028(5)	96,277
3,936,160	3.00%, 03/15/2028(5)	344,267
3,461,076	3.00%, 08/01/2029	3,566,112
1,689,260	3.00%, 05/15/2032(5)	142,472
7,175,000	3.00%, 10/01/2032(12)(13)	7,374,048
1,126,500	3.00%, 03/15/2033(5)	138,225
6,827,857	3.00%, 11/01/2036	6,957,936
4,317,323	3.00%, 01/01/2037	4,399,567
3,217,560	3.00%, 06/15/2041	3,288,303
7,649,084	3.00%, 07/15/2041	7,818,197
10,686,322	3.00%, 11/01/2046	10,742,858
1,994,839	3.00%, 12/01/2046	2,007,627
62,875,000	3.00%, 10/01/2047(12)(13)	63,103,412
3,400,000	3.43%, 01/25/2027(2)(4)	3,561,920
2,106,539	3.50%, 06/15/2026(5)	160,356
698,449	3.50%, 09/15/2026(5)	68,273
1,242,374	3.50%, 03/15/2027(5)	118,452
9,200,000	3.50%, 10/01/2032(12)(13)	9,611,485
6,373,315	3.50%, 08/01/2034	6,661,491
4,211,523	3.50%, 03/15/2041(5)	521,532
1,691,235	3.50%, 06/01/2046	1,745,675
8,230,071	3.50%, 08/01/2047	8,494,994
81,495,000	3.50%, 10/01/2047(12)(13)	84,051,303
6,113,962	4.00%, 08/01/2025	6,432,981
2,775,475	4.00%, 12/15/2026(5)	265,944
4,846,510	4.00%, 07/15/2027(5)	499,788
2,070,186	4.00%, 03/15/2028(5)	200,774
1,087,218	4.00%, 06/15/2028(5)	120,976
4,963,622	4.00%, 05/01/2042	5,246,377
1,533,278	4.00%, 08/01/2042	1,626,150
2,303,523	4.00%, 09/01/2042	2,443,055
482,266	4.00%, 07/01/2044	508,624
407,968	4.00%, 06/01/2045	430,265
1,930,062	4.00%, 02/01/2046	2,032,825
7,574,493	4.00%, 09/01/2047	7,981,266
28,910,000	4.00%, 10/01/2047(12)(13)	30,439,067

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 1,707,568	4.50%, 03/15/2041	$1,921,435
1,168,119	4.50%, 09/01/2044	1,252,214
87,415,000	4.50%, 10/01/2047(12)(13)	93,721,398
3,460,455	4.75%, 07/15/2039	3,780,828
1,538,011	5.00%, 09/15/2033(5)	321,653
2,075,000	5.00%, 10/01/2047(12)(13)	2,254,852
376	5.50%, 10/01/2018	379
66,865	5.50%, 03/01/2028	73,629
109,952	5.50%, 04/01/2033	122,722
1,274,096	5.50%, 05/01/2034	1,424,350
1,706	5.50%, 11/01/2035	1,907
27,264	5.50%, 05/01/2037	30,314
67,603	5.50%, 11/01/2037	75,280
121,232	5.50%, 02/01/2038	135,086
50,513	5.50%, 04/01/2038	56,249
61,202	5.50%, 06/01/2038	68,099
6,941,641	5.50%, 08/01/2038	7,732,256
676,393	5.50%, 09/01/2038	753,460
13,462	5.50%, 12/01/2039	14,998
176,054	5.50%, 02/01/2040	195,917
583,054	5.50%, 05/01/2040	649,596
585,600	5.50%, 08/01/2040	652,616
2,430,017	5.50%, 06/01/2041	2,708,432
1,615	6.00%, 07/01/2029	1,816
314,967	6.00%, 10/01/2032	358,880
332,739	6.00%, 11/01/2032	374,828
381,816	6.00%, 12/01/2032	435,503
24,602	6.00%, 11/01/2033	27,943
45,458	6.00%, 01/01/2034	51,633
28,624	6.00%, 02/01/2034	32,511
323,743	6.00%, 08/01/2034	367,721
342,035	6.00%, 09/01/2034	388,095
286,391	6.00%, 01/01/2035	322,174
2,489,501	6.00%, 11/01/2037	2,825,653
116	6.50%, 07/01/2031	128
352	6.50%, 08/01/2032	390
1,177,258	6.50%, 07/15/2036	1,312,711
211,266	6.50%, 12/01/2037	234,174
156	7.50%, 09/01/2029	170
2,608	7.50%, 11/01/2031	2,927

		409,702,792

	FNMA - 20.5%
$ 188,120	0.00%, 03/25/2036(11)	$159,352
1,566,130	0.00%, 06/25/2036(11)	1,372,080
5,396,917	1.58%, 04/25/2055(2)(4)(5)	269,923
5,704,615	1.72%, 05/25/2046(2)(4)(5)	276,982
5,248,224	1.85%, 08/25/2044(2)(4)(5)	258,085
4,118,232	1.86%, 06/25/2055(2)(4)(5)	222,677
2,593,599	2.00%, 09/25/2039	2,523,260
1,225,749	2.50%, 06/25/2028(5)	97,218
46,000,000	2.50%, 10/01/2032(12)(13)	46,312,657
281,544	2.50%, 01/01/2043	273,855
5,431,341	2.50%, 02/01/2043	5,283,026
2,097,241	2.50%, 03/01/2043	2,040,101
4,413,306	2.50%, 05/01/2043	4,292,906
2,881,575	2.50%, 06/01/2043	2,800,424
2,121,915	2.50%, 04/01/2045	2,055,398
913,782	2.50%, 08/01/2046	885,125
592,017	2.50%, 09/01/2046	573,450
482,235	2.50%, 10/01/2046	467,112
8,072,557	2.50%, 11/01/2046	7,819,409
35,792,244	2.50%, 12/01/2046	34,669,851
26,416,991	2.50%, 01/01/2047	25,588,528
9,780,000	2.65%, 06/01/2025	9,826,799
4,851,400	2.93%, 01/01/2027	4,907,296

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 2,932,922	3.00%, 02/25/2027(5)	$241,501
1,108,943	3.00%, 09/25/2027(5)	107,112
7,964,513	3.00%, 01/25/2028(5)	724,181
2,635,132	3.00%, 02/25/2028(5)	239,483
3,445,553	3.00%, 04/25/2028(5)	320,635
32,718,046	3.00%, 06/01/2032	33,639,028
32,842,529	3.00%, 07/01/2032	33,767,015
4,369,609	3.00%, 03/01/2037	4,452,741
42,800,000	3.00%, 10/01/2047(12)(13)	42,940,435
1,887,920	3.02%, 03/01/2027	1,918,921
9,020,317	3.11%, 04/01/2027	9,224,011
3,825,857	3.15%, 04/01/2027	3,924,636
2,905,000	3.16%, 04/01/2027	2,979,155
1,385,705	3.21%, 01/01/2027	1,427,587
491,552	3.24%, 12/01/2026	507,687
290,000	3.29%, 06/01/2029	299,995
1,276,624	3.50%, 05/25/2027(5)	135,117
1,941,869	3.50%, 10/25/2027(5)	206,760
2,056,016	3.50%, 05/25/2030(5)	258,808
636,110	3.50%, 08/25/2030(5)	70,627
1,489,374	3.50%, 02/25/2031(5)	133,940
1,192,664	3.50%, 09/25/2035(5)	200,244
2,426,430	3.50%, 10/01/2044	2,516,338
2,861,203	3.50%, 02/01/2045	2,951,761
5,208,259	3.50%, 09/01/2046	5,373,103
2,358,265	3.50%, 10/01/2046	2,432,905
924,705	3.50%, 10/25/2046(5)	205,077
1,715,683	3.50%, 11/01/2046	1,779,650
93,435,000	3.50%, 10/01/2047(12)(13)	96,321,992
1,995,667	3.74%, 06/01/2026	2,137,677
6,700,000	3.77%, 12/01/2025	7,186,700
315,000	3.86%, 12/01/2025	339,951
527,501	3.87%, 10/01/2025	566,125
681,161	3.89%, 05/01/2030	721,851
295,552	3.96%, 05/01/2034	319,560
191,434	3.97%, 05/01/2029	207,904
2,832,715	4.00%, 06/01/2025	2,979,536
828,878	4.00%, 10/01/2025	871,254
5,323,520	4.00%, 10/01/2040	5,629,892
2,296,953	4.00%, 11/01/2040	2,429,858
1,703,820	4.00%, 12/01/2040	1,802,367
837,596	4.00%, 02/01/2041	886,353
1,921,805	4.00%, 03/01/2041	2,031,423
896,248	4.00%, 03/25/2042(5)	128,077
919,676	4.00%, 08/01/2042	972,305
1,820,500	4.00%, 09/01/2042	1,924,862
515,896	4.00%, 11/25/2042(5)	72,431
422,241	4.00%, 03/01/2045	444,966
1,578,328	4.00%, 07/01/2045	1,681,327
935,709	4.00%, 05/01/2046	985,744
1,935,596	4.00%, 06/01/2046	2,039,100
1,816,086	4.00%, 04/01/2047	1,934,622
12,500,000	4.00%, 10/01/2047(12)(13)	13,161,133
435,258	4.06%, 10/01/2028	476,468
867,889	4.50%, 04/01/2025	897,537
1,086,192	4.50%, 07/25/2027(5)	118,697
1,428,200	4.50%, 09/01/2035	1,539,310
5,331,147	4.50%, 08/01/2040	5,793,200
4,855,472	4.50%, 10/01/2040	5,244,202
2,217,400	4.50%, 10/01/2041	2,399,859
1,912,775	4.50%, 09/01/2043	2,064,667
283	5.00%, 02/01/2018	290
12,849	5.00%, 04/01/2018	13,145
82,874	5.00%, 05/01/2018	84,788
108,986	5.00%, 06/01/2018	111,504
3,397	5.00%, 07/01/2018	3,476

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 34,692	5.00%, 09/01/2018	$35,493
140,255	5.00%, 01/01/2020	143,495
1,001,939	5.00%, 06/01/2022	1,052,596
364,230	5.00%, 06/01/2025	387,675
844,969	5.00%, 04/25/2038	904,910
616,341	5.46%, 05/25/2042(2)(4)(5)	68,815
6,889	5.50%, 02/01/2018	6,899
432	5.50%, 06/01/2018	435
1,386	5.50%, 11/01/2018	1,391
39,175	5.50%, 08/01/2019	39,914
70,225	5.50%, 09/01/2019	71,486
14,236	5.50%, 10/01/2019	14,506
8,315	5.50%, 01/01/2020	8,485
2,008	5.50%, 03/01/2020	2,054
313,979	5.50%, 05/01/2020	322,584
210,526	5.50%, 06/01/2022	221,967
307,917	5.50%, 06/01/2033	345,696
283,969	5.50%, 08/01/2033	317,289
1,551,777	5.50%, 09/01/2033	1,739,637
1,346,416	5.50%, 12/01/2033	1,512,053
1,174,552	5.50%, 01/01/2034	1,316,313
5,255,088	5.50%, 11/01/2035	5,891,474
1,604,690	5.50%, 04/01/2036	1,797,215
1,281,892	5.50%, 09/01/2036	1,436,807
118,951	5.50%, 01/01/2037	131,651
832,961	5.50%, 04/25/2037	917,630
3,461,556	5.50%, 06/25/2042(5)	750,215
3,581	6.00%, 03/01/2022	3,603
501,686	6.00%, 12/01/2032	574,384
734,707	6.00%, 01/01/2033	837,189
79,814	6.00%, 02/01/2033	89,776
684,977	6.00%, 03/01/2033	780,368
1,480,702	6.00%, 02/01/2037	1,675,778
1,391	6.50%, 05/01/2031	1,548
1,233	6.50%, 09/01/2031	1,390
2,007	6.50%, 07/01/2032	2,309
1,842	7.00%, 07/01/2029	2,136
97	7.00%, 12/01/2030	99
775	7.00%, 02/01/2032	840
309	7.00%, 03/01/2032	357
2,044	7.00%, 09/01/2032	2,180
2,681	7.50%, 10/01/2022	2,945
2,092	7.50%, 06/01/2027	2,442
2,308	7.50%, 10/01/2029	2,362
17,575	7.50%, 03/01/2030	19,657
8,780	7.50%, 04/01/2030	9,361
1,177	7.50%, 06/01/2030	1,341
2,464	7.50%, 07/01/2030	2,809
617	7.50%, 08/01/2030	688
5,934	7.50%, 10/01/2030	6,012
8,085	7.50%, 01/01/2031	8,277
29,922	7.50%, 05/01/2031	34,737
8,451	7.50%, 06/01/2031	8,772
2,101	7.50%, 08/01/2031	2,372
40,608	7.50%, 09/01/2031	42,480
340	7.50%, 05/01/2032	402

		496,033,419

	GNMA - 10.4%
$ 2,489,094	2.50%, 12/16/2039	$2,506,447
1,428,584	3.00%, 09/20/2028(5)	136,254
738,356	3.00%, 02/16/2043(5)	127,333
9,548,753	3.00%, 03/15/2045	9,680,151
444,093	3.00%, 04/15/2045	450,204
5,379,800	3.00%, 07/15/2045	5,453,831
128,579	3.00%, 08/15/2045	130,348

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 448,142	3.00%, 03/20/2047	$413,848
1,085,790	3.00%, 05/20/2047	992,770
1,290,013	3.00%, 07/16/2047	1,261,057
22,775,000	3.00%, 10/01/2047(12)(13)	23,091,714
618,172	3.50%, 02/16/2027(5)	60,176
1,537,224	3.50%, 03/20/2027(5)	159,981
1,302,371	3.50%, 07/20/2040	146,936
1,855,583	3.50%, 02/20/2041(5)	264,207
3,112,750	3.50%, 04/20/2042(5)	434,900
4,605,471	3.50%, 10/20/2042(5)	949,561
502,746	3.50%, 11/15/2042	527,842
15,171	3.50%, 12/15/2042	15,877
356,762	3.50%, 02/15/2043	373,350
15,976	3.50%, 03/15/2043	16,669
2,024,582	3.50%, 04/15/2043	2,109,219
6,368,455	3.50%, 05/15/2043	6,658,666
341,304	3.50%, 05/20/2043(5)	63,650
2,824,495	3.50%, 07/20/2043(5)	423,179
6,361,732	3.50%, 04/20/2047	6,620,916
13,472,488	3.50%, 08/20/2047	14,021,371
9,496,322	3.50%, 09/20/2047	9,883,212
53,585,000	3.50%, 10/01/2047(12)(13)	55,694,909
483,072	4.00%, 12/16/2026(5)	52,814
6,375,722	4.00%, 05/20/2029(5)	705,031
6,663,499	4.00%, 07/20/2040	7,054,688
7,941,968	4.00%, 09/20/2040	8,469,199
11,853,204	4.00%, 10/20/2040	12,584,261
1,872,860	4.00%, 12/20/2040	1,998,163
623,786	4.00%, 05/16/2042(5)	101,161
849,441	4.00%, 03/20/2043(5)	197,583
396,121	4.00%, 01/20/2044(5)	84,880
2,254,044	4.00%, 03/20/2047(5)	439,864
6,354,969	4.00%, 04/20/2047	6,712,871
4,291,925	4.00%, 07/20/2047(5)	876,130
20,441,000	4.00%, 10/01/2047(12)(13)	21,526,129
1,500,000	4.00%, 11/01/2047(12)(13)	1,578,281
284,809	4.50%, 11/15/2039	305,973
2,410,882	4.50%, 05/15/2040	2,616,287
8,105,123	4.50%, 05/20/2040	8,714,082
412,478	4.50%, 07/15/2041	448,984
1,480,389	4.50%, 04/20/2045(5)	347,707
805,847	4.50%, 01/20/2046	860,288
1,400,000	4.50%, 10/01/2047(12)(13)	1,492,313
400,000	4.50%, 11/01/2047(12)(13)	425,688
3,689,822	5.00%, 02/16/2040(5)	847,213
878,105	5.00%, 05/20/2040	959,641
2,139,834	5.00%, 06/15/2041	2,355,336
2,780,234	5.00%, 10/16/2041(5)	475,490
3,283,390	5.00%, 03/15/2044	3,613,541
925,808	5.00%, 01/16/2047(5)	236,903
4,400,000	5.00%, 10/01/2047(12)(13)	4,800,141
652,612	5.50%, 03/15/2033	749,399
970,628	5.50%, 04/15/2033	1,127,107
1,058,939	5.50%, 05/15/2033	1,235,328
1,475,427	5.50%, 10/20/2034	1,645,077
3,154,828	5.50%, 03/20/2039(5)	715,325
2,774,568	5.50%, 02/16/2047(5)	677,331
1,666,373	5.50%, 02/20/2047(5)	345,585
1,903	6.00%, 12/15/2023	2,144
1,165	6.00%, 01/15/2029	1,313
1,720	6.00%, 04/15/2029	1,959
59,431	6.00%, 12/15/2031	67,525
1,118	6.00%, 10/15/2032	1,282
27,272	6.00%, 06/15/2033	31,029
2,796	6.00%, 03/15/2034	3,193
67,568	6.00%, 08/15/2034	76,740

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 87,918	6.00%, 09/15/2034	$99,786
53,260	6.00%, 02/15/2035	60,323
300,826	6.00%, 12/15/2035	340,537
75,626	6.00%, 02/15/2036	85,242
224,310	6.00%, 03/15/2036	254,543
32,961	6.00%, 04/15/2036	37,152
194,591	6.00%, 05/15/2036	221,147
319,111	6.00%, 06/15/2036	361,482
116,576	6.00%, 07/15/2036	131,398
43,525	6.00%, 08/15/2036	49,334
224,945	6.00%, 02/15/2037	255,008
850	6.00%, 05/15/2037	959
497,946	6.00%, 06/15/2037	564,712
368,799	6.00%, 07/15/2037	415,692
97,111	6.00%, 08/15/2037	110,393
129,063	6.00%, 10/15/2037	145,474
115,759	6.00%, 11/15/2037	130,478
123,612	6.00%, 12/15/2037	140,533
209,691	6.00%, 01/15/2038	237,434
16,420	6.00%, 02/15/2038	18,508
40,227	6.00%, 05/15/2038	45,342
10,062	6.00%, 06/15/2038	11,342
59,373	6.00%, 08/15/2038	66,967
126,720	6.00%, 09/15/2038	142,833
177,068	6.00%, 10/15/2038	204,116
346,034	6.00%, 11/15/2038	390,033
236,019	6.00%, 12/15/2038	266,049
2,345	6.00%, 01/15/2039	2,643
42,349	6.00%, 08/15/2039	47,733
98,607	6.00%, 11/15/2039	111,145
139,221	6.00%, 02/15/2040	156,923
1,170,168	6.00%, 06/15/2040	1,318,957
217,306	6.00%, 07/15/2040	244,937
2,424,270	6.00%, 09/20/2040(5)	575,740
1,233,129	6.00%, 06/15/2041	1,391,743
2,436,722	6.00%, 02/20/2046(5)	610,001
25,842	6.50%, 06/15/2028	28,520
537	6.50%, 07/15/2028	593
2,773	6.50%, 08/15/2028	3,060
18,375	6.50%, 09/15/2028	20,279
1,596	6.50%, 10/15/2028	1,761
4,533	6.50%, 11/15/2028	5,002
9,251	6.50%, 12/15/2028	10,210
9,995	6.50%, 01/15/2029	11,031
26,790	6.50%, 02/15/2029	29,566
279,937	6.50%, 03/15/2029	308,944
43,089	6.50%, 04/15/2029	47,554
28,674	6.50%, 05/15/2029	31,645
188,906	6.50%, 06/15/2029	208,479
9,036	6.50%, 07/15/2029	9,972
349	6.50%, 03/15/2031	385
240,018	6.50%, 04/15/2031	264,888
63,401	6.50%, 05/15/2031	71,954
12,777	6.50%, 06/15/2031	14,480
206,303	6.50%, 07/15/2031	228,220
107,392	6.50%, 08/15/2031	118,519
145,853	6.50%, 09/15/2031	161,299
160,045	6.50%, 10/15/2031	176,627
479,337	6.50%, 11/15/2031	531,905
86,733	6.50%, 12/15/2031	95,721
333,240	6.50%, 01/15/2032	369,018
70,756	6.50%, 02/15/2032	81,580
49,333	6.50%, 03/15/2032	54,444
263,883	6.50%, 04/15/2032	302,148
772	6.50%, 05/15/2032	851
38,448	6.50%, 06/15/2032	42,432

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 6,054	7.00%, 06/20/2030	$6,517
744	7.00%, 02/15/2031	810
202	7.00%, 06/15/2031	215
195	7.00%, 08/15/2031	219
756	8.50%, 11/15/2024	759

		252,715,803

	Total U.S. Government Agencies (cost $1,153,630,243)	$1,158,452,014

U.S. Government Securities - 8.8%
	U.S. Treasury Securities - 8.8%
	U.S. Treasury Bonds - 3.8%
$ 1,350,000	2.50%, 02/15/2045	$1,259,086
7,439,000	2.50%, 02/15/2046(14)	6,917,979
16,279,000	2.88%, 11/15/2046	16,336,867
2,800,000	3.00%, 11/15/2044(15)	2,884,547
5,595,000	3.00%, 05/15/2045(15)	5,761,102
18,944,000	3.00%, 11/15/2045(14)	19,486,420
9,260,000	3.13%, 08/15/2044(14)(15)	9,768,938
7,534,000	4.50%, 08/15/2039	9,740,932
14,163,000	6.50%, 11/15/2026	19,105,666

		91,261,537

	U.S. Treasury Notes - 5.0%
44,530,845	0.25%, 01/15/2025(14)(16)	44,089,110
12,000,000	0.88%, 04/15/2019(15)	11,897,813
31,625,000	2.00%, 02/15/2025	31,192,627
33,935,000	2.13%, 05/15/2025(14)	33,714,952
200,000	2.38%, 08/15/2024	202,820

		121,097,322

		212,358,859

	Total U.S. Government Securities (cost $214,673,344)	$212,358,859

Common Stocks - 0.0%
	Energy - 0.0%
14,557	Templar Energy LLC Class A*(17)(18)(19)	$43,672

	Utilities - 0.0%
800,000	TCEH Corp.*(17)(18)(19)	1
13,339	Vistra Energy Corp.	249,305

		249,306

	Total Common Stocks (cost $356,644)	$292,978

Preferred Stocks - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A 3 mo. USD LIBOR + 1.020%, 3.50%(2)(7)	$1,999,830

	Diversified Financials - 0.0%
30,000	Citigroup Capital 3 mo. USD LIBOR + 6.370%, 7.68%(2)	833,400

	Total Preferred Stocks (cost $2,426,720)	$2,833,230

	Total Long-Term Investments (cost $2,913,439,232)	$2,936,218,705

Short-Term Investments - 3.9%
	Commercial Paper - 0.0%
	Diversified Financial Services - 0.0%
CAD 1,000,000	Bank of Nova Scotia 1.16%, 10/02/2017(20)	$801,417

		801,417

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Foreign Government Obligations - 1.9%
	Sovereign - 1.9%
JPY 5,283,100,000	Japan Treasury Discount Bill 0.06%, 10/02/2017 - 12/18/2017(20)		$46,955,195

			46,955,195

	Other Investment Pools & Funds - 1.8%
42,668,673	Morgan Stanley Institutional Liquidity Funds, Institutional Class		42,668,673

	Short-Term Investments - 0.2%
	Canadian Imperial Bank of Commerce
CAD 1,390,000	1.17%, 10/02/2017(20)		1,113,969
3,035,000	1.25%, 11/06/2017(20)		2,429,335
215,000	1.77%, 10/25/2017(20)		172,175

			3,715,479

	Total Short-Term Investments (cost $94,511,672)		$94,140,764

	Total Investments Excluding Purchased Options (cost $3,007,950,904)	125.0%	$3,030,359,469
	Total Purchased Options (cost $4,775,400)	0.1%	$4,534,724

	Total Investments (cost $3,012,726,304)	125.1%	$3,034,894,193
	Other Assets and Liabilities	(25.1)%	(609,708,689)

	Total Net Assets	100.0%	$2,425,185,504

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $775,497,381, which represented 32.0% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2017.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $22,370,456, which represented 0.9% of total net assets.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of September 30, 2017.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Securities disclosed are principal-only strips.
(12)	Represents or includes a TBA transaction.

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

(13)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $599,640,794 at September 30, 2017.
(14)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(16)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(17)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2017, the aggregate fair value of these securities was $43,673, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(18)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
10/2016	800,000	TCEH Corp.	$—
09/2016	14,557	Templar Energy LLC Class A	124,644

			$124,644

At September 30, 2017, the aggregate value of these securities was $43,673, which represents 0.0% of total net assets.

(19)	Investment valued using significant unobservable inputs.
(20)	The rate shown represents current yield to maturity.

OTC Swaption Contracts Outstanding at September 30, 2017

Description	Counter - party	Exercise Price/FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD LIBOR Interest Rate Swap terminating 08/04/57	BCLY	2.45%	Pay	08/02/27	USD 14,000,000	14,000,000	$2,021,006	$2,018,642	$2,364
Puts
3 Month USD LIBOR Interest Rate Swap terminating 08/04/57	BCLY	2.45%	Receive	08/02/27	USD 14,000,000	14,000,000	$2,513,718	$2,756,758	$(243,040)

Total purchased swaption contracts						28,000,000	$4,534,724	$4,775,400	$(240,676)

Futures Contracts Outstanding at September 30, 2017

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. 10-Year Ultra Future	555	12/19/2017	55,500,000	$(1,210,454)
U.S. Treasury 2-Year Note Future	651	12/29/2017	130,200,000	(346,904)
U.S. Treasury 5-Year Note Future	2,249	12/29/2017	224,900,000	(1,680,489)
U.S. Treasury Long Bond Future	229	12/19/2017	22,900,000	(483,556)
U.S. Treasury Ultra Bond Future	580	12/19/2017	58,000,000	(1,502,493)

Total				$(5,223,896)

Short position contracts:
Eurodollar 3-Month Future	983	09/17/2018	245,750,000	$157,632
Long Gilt Future	338	12/27/2017	33,800,000	1,374,328
U.S. Treasury 10-Year Note Future	503	12/19/2017	50,300,000	600,483

Total				$2,132,443

Total futures contracts				$(3,091,453)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

TBA Sale Commitments Outstanding at September 30, 2017
Description	Principal Amount	Maturity Date	Value†	Unrealized Appreciation/ (Depreciation)
FHLMC, 4.50%	$31,950,000	10/01/2047	$(34,254,975)	$43,861
FHLMC, 5.50%	5,100,000	10/01/2047	(5,620,658)	2,092
FNMA, 2.50%	92,810,000	10/01/2032	(93,440,820)	420,767
FNMA, 2.50%	23,000,000	11/01/2032	(23,129,570)	39,337
FNMA, 2.50%	72,600,000	10/01/2047	(70,274,535)	691,965
FNMA, 3.00%	4,493,000	10/01/2032	(4,616,558)	10,530
FNMA, 3.00%	73,390,000	10/01/2047	(73,630,807)	449,521
FNMA, 3.50%	195,000	10/01/2032	$(203,074)	365
FNMA, 4.00%	9,400,000	10/01/2032	(9,711,375)	4,406
FNMA, 4.50%	43,615,000	10/01/2047	(46,817,977)	47,497
FNMA, 5.50%	13,400,000	10/01/2047	(14,826,957)	11,450
FNMA, 6.00%	3,300,000	10/01/2047	(3,716,110)	—

Total (proceeds $381,965,207)			$(380,243,416)	$1,721,791

At September 30, 2017, the aggregate market value of TBA Sale Commitments represents (15.7)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at September 30, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,536,252	(0.09%)	08/25/37	Monthly	$340,169	$—	$138,244	$(201,925)
ABX.HE.AAA.07	CSI	USD	3,734,326	(0.09%)	08/25/37	Monthly	950,766	—	335,752	(615,014)
ABX.HE.PENAAA.06	MSC	USD	946,926	(0.11%)	05/25/46	Monthly	106,636	—	87,484	(19,152)
ABX.HE.PENAAA.06	JPM	USD	2,161,757	(0.11%)	05/25/46	Monthly	242,864	—	199,713	(43,151)
ABX.HE.PENAAA.06	GSC	USD	887,329	(0.11%)	05/25/46	Monthly	221,832	—	82,064	(139,768)
CMBX.NA.A.7	JPM	USD	1,880,000	(2.00%)	01/17/47	Monthly	71,482	—	62,718	(8,764)
CMBX.NA.A.9	MSC	USD	3,155,000	(2.00%)	09/17/58	Monthly	109,699	—	138,493	28,794
CMBX.NA.A.9	MSC	USD	1,405,000	(2.00%)	09/17/58	Monthly	61,630	—	61,674	44
CMBX.NA.A.9	DEUT	USD	955,000	(2.00%)	09/17/58	Monthly	47,857	—	41,868	(5,989)
CMBX.NA.AA.7	CSI	USD	110,000	(1.50%)	01/17/47	Monthly	3,371	—	(145)	(3,516)
CMBX.NA.AA.7	CSI	USD	3,315,000	(1.50%)	01/17/47	Monthly	101,606	—	(4,339)	(105,945)
CMBX.NA.AA.7	CSI	USD	3,315,000	(1.50%)	01/17/47	Monthly	101,606	—	(4,339)	(105,945)
CMBX.NA.AA.7	CSI	USD	3,845,000	(1.50%)	01/17/47	Monthly	117,850	—	(5,033)	(122,883)
CMBX.NA.AA.8	MSC	USD	1,410,000	(1.50%)	10/17/57	Monthly	56,069	—	20,213	(35,856)
CMBX.NA.AAA.8	MSC	USD	2,420,000	(0.50%)	10/17/57	Monthly	21,242	—	(8,872)	(30,114)
CMBX.NA.AAA.9	MSC	USD	2,435,000	(0.50%)	09/17/58	Monthly	34,932	—	3,407	(31,525)
CMBX.NA.AJ.4	CBK	USD	1,371,914	(0.96%)	02/17/51	Monthly	238,952	—	204,041	(34,911)
CMBX.NA.AS.7	CSI	USD	3,725,000	(1.00%)	01/17/47	Monthly	66,643	—	(33,988)	(100,631)
CMBX.NA.AS.8	DEUT	USD	1,115,000	(1.00%)	10/17/57	Monthly	80,634	—	(7,883)	(88,517)
CMBX.NA.BB.8	JPM	USD	765,000	(5.00%)	10/17/57	Monthly	177,864	—	202,222	24,358
CMBX.NA.BB.9	CSI	USD	3,270,000	(5.00%)	09/17/58	Monthly	679,767	—	649,272	(30,495)
CMBX.NA.BBB.10	MSC	USD	1,000,000	(3.00%)	11/17/59	Monthly	64,864	—	119,104	54,240
CMBX.NA.BBB.10	MSC	USD	1,725,000	(3.00%)	11/17/59	Monthly	133,670	—	205,455	71,785
CMBX.NA.BBB.10	MSC	USD	670,000	(3.00%)	11/17/59	Monthly	65,318	—	79,800	14,482
CMBX.NA.BBB.7	CSI	USD	1,985,000	(3.00%)	01/17/47	Monthly	189,151	—	218,802	29,651
CMBX.NA.BBB.7	CSI	USD	1,700,000	(3.00%)	01/17/47	Monthly	161,993	—	187,386	25,393
CMBX.NA.BBB.7	GSC	USD	925,000	(3.00%)	01/17/47	Monthly	78,290	—	101,961	23,671
CMBX.NA.BBB.7	MSC	USD	2,075,000	(3.00%)	01/17/47	Monthly	209,362	—	228,722	19,360
CMBX.NA.BBB.7	MSC	USD	1,965,000	(3.00%)	01/17/47	Monthly	144,344	—	216,925	72,581
CMBX.NA.BBB.7	CSI	USD	2,020,000	(3.00%)	01/17/47	Monthly	177,772	—	222,660	44,888
CMBX.NA.BBB.7	MSC	USD	2,900,000	(3.00%)	01/17/47	Monthly	276,367	—	319,660	43,293
CMBX.NA.BBB.7	MSC	USD	1,250,000	(3.00%)	01/17/47	Monthly	101,651	—	137,784	36,133
CMBX.NA.BBB.7	DEUT	USD	900,000	(3.00%)	01/17/47	Monthly	64,488	—	99,205	34,717
CMBX.NA.BBB.7	GSC	USD	1,555,000	(3.00%)	01/17/47	Monthly	142,291	—	171,404	29,113

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

CMBX.NA.BBB.7	DEUT	USD	920,000	(3.00%)	01/17/47	Monthly	86,016	—	101,410	15,394
CMBX.NA.BBB.7	GSC	USD	60,000	(3.00%)	01/17/47	Monthly	5,310	—	6,618	1,308
CMBX.NA.BBB.7	DEUT	USD	950,000	(3.00%)	01/17/47	Monthly	115,872	—	104,716	(11,156)
CMBX.NA.BBB.7	GSC	USD	905,000	(3.00%)	01/17/47	Monthly	123,816	—	99,756	(24,060)
CMBX.NA.BBB.9	MSC	USD	950,000	(3.00%)	09/17/58	Monthly	102,749	—	120,625	17,876
CMBX.NA.BBB.9	MSC	USD	435,000	(3.00%)	09/17/58	Monthly	50,110	—	55,161	5,051
CMBX.NA.BBB.9	DEUT	USD	2,730,000	(3.00%)	09/17/58	Monthly	331,789	—	346,638	14,849
CMBX.NA.BBB.9	MSC	USD	1,540,000	(3.00%)	09/17/58	Monthly	182,173	—	$195,283	13,110
CMBX.NA.BBB.9	GSC	USD	955,000	(3.00%)	09/17/58	Monthly	108,623	—	121,259	12,636
CMBX.NA.BBB.9	JPM	USD	2,950,000	(3.00%)	09/17/58	Monthly	364,816	—	374,573	9,757
CMBX.NA.BBB.9	MSC	USD	5,785,000	(0.50%)	09/17/58	Monthly	72,042	—	8,095	(63,947)

Total							$7,186,348	$—	$6,005,568	$(1,180,780)

Sell protection:
ABX.HE.AAA.07	MSC	USD	1,538,504	0.09%	08/25/37	Monthly	$15,350	$—	$(138,442)	$(153,792)
ABX.HE.AAA.07	MSC	USD	3,739,802	0.09%	08/25/37	Monthly	37,313	—	(336,526)	(373,839)
ABX.HE.PENAAA.06	BCLY	USD	3,996,016	0.11%	05/25/46	Monthly	—	(108,770)	(369,184)	(260,414)
CMBX.NA.A.6	GSC	USD	1,915,000	2.00%	05/11/63	Monthly	24,998	—	(112,231)	(137,229)
CMBX.NA.AJ.4	GSC	USD	1,371,914	0.96%	02/17/51	Monthly	—	(232,311)	(204,123)	28,188
CMBX.NA.BB.6	MSC	USD	1,065,000	5.00%	05/11/63	Monthly	—	(193,921)	(257,751)	(63,830)
CMBX.NA.BB.6	CSI	USD	1,825,000	5.00%	05/11/63	Monthly	—	(366,650)	(442,191)	(75,541)
CMBX.NA.BB.6	CSI	USD	965,000	5.00%	05/11/63	Monthly	—	(141,858)	(233,816)	(91,958)
CMBX.NA.BB.6	CSI	USD	3,270,000	5.00%	05/11/63	Monthly	—	(680,688)	(792,310)	(111,622)
CMBX.NA.BB.6	CSI	USD	2,671,000	5.00%	05/11/63	Monthly	—	(486,321)	(646,433)	(160,112)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	Monthly	—	(508,898)	(676,443)	(167,545)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	Monthly	—	(508,898)	(676,443)	(167,545)
CMBX.NA.BB.6	CSI	USD	2,800,000	5.00%	05/11/63	Monthly	—	(509,809)	(677,654)	(167,845)
CMBX.NA.BB.6	GSC	USD	2,855,000	5.00%	05/11/63	Monthly	—	(309,078)	(690,964)	(381,886)
CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/57	Monthly	—	(1,406,713)	(1,342,242)	64,471
CMBX.NA.BB.8	CSI	USD	2,507,000	5.00%	10/17/57	Monthly	—	(693,763)	(662,011)	31,752
CMBX.NA.BB.8	GSC	USD	620,000	5.00%	10/17/57	Monthly	—	(186,541)	(163,720)	22,821
CMBX.NA.BB.8	MSC	USD	865,000	5.00%	10/17/57	Monthly	—	(246,125)	(228,416)	17,709
CMBX.NA.BB.8	MSC	USD	740,000	5.00%	10/17/57	Monthly	—	(210,251)	(195,408)	14,843
CMBX.NA.BB.8	CSI	USD	870,000	5.00%	10/17/57	Monthly	—	(240,755)	(229,736)	11,019
CMBX.NA.BB.8	GSC	USD	915,000	5.00%	10/17/57	Monthly	—	(142,937)	(241,620)	(98,683)
CMBX.NA.BB.8	GSC	USD	965,000	5.00%	10/17/57	Monthly	—	(96,109)	(254,823)	(158,714)
CMBX.NA.BB.8	MLI	USD	1,350,000	5.00%	10/17/57	Monthly	—	(168,309)	(356,487)	(188,178)
CMBX.NA.BB.8	GSC	USD	1,280,000	5.00%	10/17/57	Monthly	—	(146,891)	(338,003)	(191,112)
CMBX.NA.BB.8	UBS	USD	1,455,000	5.00%	10/17/57	Monthly	—	(163,250)	(384,215)	(220,965)
CMBX.NA.BB.8	BOA	USD	2,095,000	5.00%	10/17/57	Monthly	—	(142,780)	(553,216)	(410,436)
CMBX.NA.BB.9	GSC	USD	1,350,000	5.00%	09/15/58	Monthly	—	(367,115)	(267,673)	99,442
CMBX.NA.BB.9	GSC	USD	525,000	5.00%	09/15/58	Monthly	—	(141,535)	(104,095)	37,440
CMBX.NA.BB.9	MLI	USD	675,000	5.00%	09/17/58	Monthly	—	(185,446)	(133,837)	51,609
CMBX.NA.BB.9	MLI	USD	665,000	5.00%	09/17/58	Monthly	—	(177,782)	(131,853)	45,929
CMBX.NA.BB.9	JPM	USD	55,000	5.00%	09/17/58	Monthly	—	(14,704)	(10,905)	3,799
CMBX.NA.BBB.6	MSC	USD	465,000	3.00%	05/11/63	Monthly	—	(40,544)	(70,275)	(29,731)
CMBX.NA.BBB.6	MSC	USD	4,245,000	3.00%	05/11/63	Monthly	—	(637,422)	(641,547)	(4,125)
CMBX.NA.BBB.6	CSI	USD	920,000	3.00%	05/11/63	Monthly	—	(130,317)	(139,193)	(8,876)
CMBX.NA.BBB.6	GSC	USD	2,725,000	3.00%	05/11/63	Monthly	—	(307,187)	(412,056)	(104,869)
PrimeX.ARM.2	MSC	USD	2,614,515	4.58%	12/25/37	Monthly	92,933	—	36,623	(56,310)

Total							$170,594	$(9,893,678)	$(13,079,219)	$(3,356,135)

Total traded indices							$7,356,942	$(9,893,678)	$(7,073,651)	$(4,536,915)

Credit default swaps on single-name issues:
Sell protection:
Brazil (Federated Republic of)	DEUT	USD	1,525,000	1.00%/1.75%	06/20/22	Quarterly	$—	$(56,866)	$(50,122)	$6,744
South Africa (Republic of)	MSC	USD	1,510,000	1.00%/1.69%	06/20/22	Quarterly	—	(46,061)	(45,854)	207
Turkey (Federative Republic of)	DEUT	USD	1,500,000	1.00%/1.69%	06/20/22	Quarterly	—	(39,342)	(45,368)	(6,026)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

United Mexican States	DEUT	USD	1,465,000	1.00%/0.99%	06/20/22	Quarterly	1,960	—	1,284	(676)

Total							$1,960	$(142,269)	$(140,060)	$249

Total single-name issues							$1,960	$(142,269)	$(140,060)	$249

Total OTC contracts							$7,358,902	$(10,035,947)	$(7,213,711)	$(4,536,666)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on September 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2017

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.28	USD	31,115,000	(5.00%)	06/20/22	Quarterly	$(2,201,753)	$(2,374,960)	$(173,207)

Credit default swaps on indices:
Sell protection:
CDX.EM.27	USD	27,865,000	1.00%	06/20/22	Quarterly	$(1,126,365)	$(858,691)	$267,674
CDX.NA.HY.28	USD	4,535,000	5.00%	06/20/22	Quarterly	332,087	346,226	14,139
CDX.NA.HY.29	USD	23,460,000	5.00%	12/20/22	Quarterly	1,796,724	1,809,704	12,980
CDX.NA.IG.28	USD	10,496,000	1.00%	06/20/22	Quarterly	206,439	222,320	15,881
CDX.NA.IG.29	USD	25,475,000	1.00%	12/20/22	Quarterly	528,597	555,093	26,496
ITRAXX.EUR.28	EUR	15,165,000	1.00%	12/20/22	Quarterly	391,644	401,731	10,087
ITRAXX.XOV.27	EUR	11,325,000	5.00%	06/20/22	Quarterly	1,499,837	1,656,974	157,137
ITRAXX.XOV.28	EUR	4,070,000	5.00%	12/20/22	Quarterly	558,196	554,439	(3,757)

Total						$4,187,159	$4,687,796	$500,637

Total						$1,985,406	$2,312,836	$327,430

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at September 30, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BOA	1.82% Fixed	CPURNSA	USD 14,525,000	09/22/25	Maturity	$ —	$—	$174,154	$174,154

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	1.63% Fixed	USD	13,700,000	11/14/26	Annual	$—	$—	$273,678	$273,678
3M CAD CDOR	2.25% Fixed	CAD	236,513,000	12/18/21	Semi-Annual	—	(201,703)	(75,947)	125,756
3M USD LIBOR	2.14% Fixed	USD	7,345,000	05/15/24	Semi-Annual	—	—	(16,411)	(16,411)

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

3M USD LIBOR	2.20% Fixed	USD	7,315,000	05/15/24	Semi-Annual	—	—	(43,756)	(43,756)
3M USD LIBOR	2.20% Fixed	USD	7,340,000	05/15/24	Semi-Annual	—	—	(43,906)	(43,906)
3M USD LIBOR	2.28% Fixed	USD	20,325,000	07/14/27	Semi-Annual	—	—	(47,999)	(47,999)
3M USD LIBOR	2.55% Fixed	USD	1,750,000	08/03/47	Semi-Annual	—	—	(13,148)	(13,148)

Total						$—	$(201,703)	$32,511	$234,214

Foreign Currency Contracts Outstanding at September 30, 2017

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Date	Appreciation	Depreciation
3,154,000	EGP	166,438	USD	GSC	03/06/18	$4,846	$—
2,523,000	EGP	132,789	USD	GSC	03/06/18	4,227	—
6,939,000	EGP	374,070	USD	CBK	03/06/18	2,765	—
18,730,000	EGP	954,152	USD	CBK	03/29/18	56,701	—
497,565	USD	620,000	AUD	GSC	11/29/17	11,591	—
101,622	USD	130,000	AUD	MSC	12/20/17	—	(253)
484,558	USD	620,000	AUD	DEUT	01/24/18	—	(1,134)
1,956,654	USD	2,390,000	CAD	JPM	10/02/17	41,171	—
1,562,748	USD	1,900,000	CAD	JPM	10/06/17	39,923	—
2,001,241	USD	2,445,000	CAD	HSBC	10/18/17	41,445	—
174,105	USD	215,000	CAD	GSC	10/25/17	1,763	—
2,452,724	USD	3,035,000	CAD	CBK	11/06/17	19,738	—
1,840,148	USD	2,228,000	CAD	GSC	11/14/17	54,007	—
649,305	USD	12,616,000	EGP	GSC	03/06/18	—	(35,829)
958,547	USD	18,730,000	EGP	GSC	03/29/18	—	(52,307)
2,460,602	USD	2,060,000	EUR	BCLY	10/16/17	23,752	—
3,707,896	USD	3,075,000	EUR	SGG	10/31/17	67,557	—
8,599,261	USD	7,265,000	EUR	MSC	10/31/17	—	(1,412)
2,962,908	USD	2,460,000	EUR	MSC	11/01/17	50,478	—
1,472,610	USD	1,220,000	EUR	CBK	12/15/17	24,513	—
1,204,162	USD	1,000,000	EUR	SSG	12/18/17	16,961	—
664,133	USD	502,000	GBP	GSC	12/15/17	—	(10,135)
3,079,194	USD	335,000,000	JPY	JPM	10/02/17	101,794	—
3,087,791	USD	335,800,000	JPY	DEUT	10/10/17	102,110	—
24,477,031	USD	2,760,287,000	JPY	BCLY	10/10/17	—	(65,362)
3,035,038	USD	330,000,000	JPY	BCLY	10/16/17	100,022	—
3,084,410	USD	334,850,000	JPY	HSBC	11/20/17	101,651	—
3,040,880	USD	330,000,000	JPY	BCLY	11/27/17	100,475	—
3,145,149	USD	340,000,000	JPY	JPM	12/11/17	113,013	—
1,657,747	USD	182,700,000	JPY	MSC	12/11/17	28,420	—
2,998,239	USD	335,100,000	JPY	CSFB	12/18/17	8,388	—
1,012,051	USD	1,390,000	NZD	HSBC	10/19/17	8,446	—
Total						$1,125,757	$(166,432)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
UBS	UBS AG

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$795,697,448	$—	$795,697,448	$—
Corporate Bonds	606,873,113	—	606,873,113	—
Foreign Government Obligations	48,995,855	—	48,995,855	—
Municipal Bonds	32,444,363	—	32,444,363	—
Senior Floating Rate Interests	78,270,845	—	78,270,845	—
U.S. Government Agencies	1,158,452,014	—	1,158,452,014	—
U.S. Government Securities	212,358,859	—	212,358,859	—
Common Stocks
Energy	43,672	—	—	43,672
Utilities	249,306	249,305	—	1
Preferred Stocks	2,833,230	2,833,230	—	—
Short-Term Investments	94,140,764	42,668,673	51,472,091	—
Purchased Options	4,534,724	—	4,534,724	—
Foreign Currency Contracts(2)	1,125,757	—	1,125,757	—
Futures Contracts(2)	2,132,443	2,132,443	—	—
Swaps - Credit Default(2)	1,582,851	—	1,582,851	—
Swaps - Interest Rate(2)	573,588	—	573,588	—

Total	$3,040,308,832	$47,883,651	$2,992,381,508	$43,673

Liabilities
Foreign Currency Contracts(2)	$(166,432)	$—	$(166,432)	$—
Futures Contracts(2)	(5,223,896)	(5,223,896)	—	—
Swaps - Credit Default(2)	(5,792,087)	—	(5,792,087)	—
Swaps - Interest Rate(2)	(165,220)	—	(165,220)	—
TBA Sale Commitments	(380,243,416)	—	(380,243,416)	—

Total	$(391,591,051)	$(5,223,896)	$(386,367,155)	$—

(1)	For the nine-month period ended September 30, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $8,753,000 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs. Investment Valued at $30,103 were transferred from level 2 to level 3 due to the unavailability of active market pricing.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 30.8%
	Asset-Backed - Automobile - 14.1%
	Ally Auto Receivables Trust
$ 2,467,770	1.38%, 10/15/2019	$2,466,194
800,000	1.49%, 11/15/2019	799,944
2,850,000	1.53%, 03/16/2020	2,849,575
	American Credit Acceptance Receivables Trust
1,354,719	1.72%, 06/15/2020(1)	1,354,361
2,155,502	1.84%, 07/13/2020(1)	2,156,182
	AmeriCredit Automobile Receivables Trust
237,874	1.26%, 11/08/2019	237,812
366,071	1.42%, 10/08/2019	366,004
505,000	1.46%, 05/10/2021	503,425
460,350	1.51%, 05/18/2020	460,089
20,954	1.52%, 06/10/2019	20,954
830,000	1.65%, 09/18/2020	829,748
770,000	1.69%, 12/18/2020	770,221
635,000	ARI Fleet Lease Trust 1.91%, 04/15/2026(1)	635,388
	BMW Vehicle Lease Trust
860,000	1.55%, 02/20/2019	860,173
1,025,000	1.64%, 07/22/2019	1,025,414
	Capital Auto Receivables Asset Trust
1,073,380	1.62%, 03/20/2019	1,073,701
1,240,000	1.86%, 10/21/2019	1,241,877
	CarMax Auto Owner Trust
521,011	1.24%, 06/17/2019	520,845
1,654,048	1.32%, 07/15/2019	1,653,481
2,000,000	1.40%, 08/15/2021	1,986,600
1,219,246	1.54%, 02/18/2020	1,219,579
3,476,619	1.56%, 11/16/2020	3,474,839
	Chesapeake Funding LLC
700,000	1 mo. USD LIBOR + 0.450%, 1.68%, 05/15/2029(1)(2)	701,728
1,255,000	1.91%, 08/15/2029(1)	1,253,265
1,140,574	1 mo. USD LIBOR + 1.150%, 2.38%, 03/15/2028(1)(2)	1,144,843
	Chrysler Capital Auto Receivables Trust
505,145	1.36%, 01/15/2020(1)	504,770
3,286,702	1.76%, 12/16/2019(1)	3,289,257
243,698	CPS Auto Receivables Trust 1.78%, 09/15/2020(1)	243,579
410,000	Drive Auto Receivables Trust 1.63%, 08/15/2019	410,062
	Enterprise Fleet Financing LLC
2,277,668	1.74%, 02/22/2022(1)	2,275,863
815,000	1.97%, 01/20/2023(1)	815,066
1,188,821	Fifth Third Auto Trust 1.42%, 03/16/2020	1,188,089
	First Investors Auto Owner Trust
485,090	1.69%, 04/15/2021(1)	484,402
486,546	1.86%, 10/15/2021(1)	486,238
	Flagship Credit Auto Trust
777,280	1.85%, 07/15/2021(1)	776,876
1,609,750	1.88%, 10/15/2021(1)	1,608,494
1,065,000	Ford Credit Auto Lease Trust 1.56%, 11/15/2019	1,065,068
	Ford Credit Auto Owner Trust
1,589,535	1.04%, 09/15/2019	1,586,593
1,500,000	2.26%, 11/15/2025(1)	1,510,957
	GM Financial Automobile Leasing Trust
456,620	1.28%, 10/22/2018	456,453
770,336	1.53%, 09/20/2018	770,458
590,000	1.61%, 12/20/2019	589,257
732,155	1.67%, 09/20/2019	732,257
625,115	1.68%, 12/20/2018	625,552
	GM Financial Consumer Automobile

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 525,000	1 mo. USD LIBOR + 0.120%,1.35%, 03/16/2020(1)(2)	$525,221
450,000	1.51%, 03/16/2020(1)	449,870
1,193,462	Harley-Davidson Motorcycle Trust 1.41%, 06/15/2020	1,192,752
1,121,015	Huntington Auto Trust 1.29%, 05/15/2019	1,120,651
	Hyundai Auto Lease Securitization Trust
810,000	1.52%, 10/15/2019(1)	809,687
3,040,000	1.88%, 08/17/2020(1)	3,044,165
1,845,000	Hyundai Auto Receivables Trust 1.48%, 02/18/2020	1,844,205
	Mercedes-Benz Auto Lease Trust
692,760	1.15%, 01/15/2019	692,313
2,805,000	1.53%, 08/15/2019	2,804,395
1,205,000	Mercedes-Benz Auto Receivables Trust 1.26%, 02/16/2021	1,198,537
976,284	Nissan Auto Lease Trust 1.22%, 08/15/2018	975,989
508,704	Nissan Auto Receivables Owner Trust 1.05%, 04/15/2019	508,366
	Prestige Auto Receivables Trust
1,150,577	1.46%, 07/15/2020(1)	1,148,539
361,991	1.78%, 08/15/2019(1)	362,207
1,390,000	1.80%, 11/16/2020(1)	1,390,657
519,855	Santander Drive Auto Receivables Trust 1.49%, 02/18/2020	519,588
	Securitized Term Auto Receivables Trust
904,701	1.51%, 04/25/2019(1)	904,188
640,000	1.78%, 01/27/2020(1)	640,000
1,500,000	2.21%, 06/25/2021(1)	1,501,563
450,000	Toyota Auto Receivables Owner Trust 1.30%, 04/15/2020	448,996
	Westlake Automobile Receivables Trust
1,323,308	1.57%, 06/17/2019(1)	1,323,455
1,170,000	1.78%, 04/15/2020(1)	1,170,631
875,000	1.80%, 07/15/2020(1)	874,462
	Wheels SPV LLC
339,980	1.59%, 05/20/2025(1)	339,419
540,000	1.88%, 04/20/2026(1)	539,503
60,967	World Omni Auto Receivables Trust 0.96%, 07/15/2019	60,960
1,003,702	World Omni Automobile Lease Securitization Trust 1.68%, 12/16/2019	1,004,008

		76,419,860

	Asset-Backed - Credit Card - 7.9%
2,995,000	BA Credit Card Trust 1 mo. LIBOR + 0.380%, 1.61%, 06/15/2021(2)	3,005,763
915,000	Barclays Dryrock Issuance Trust 1 mo. LIBOR + 0.330%, 1.56%, 03/15/2023(2)	917,087
	Cabela’s Credit Card Master Note Trust
3,000,000	1 mo. LIBOR + 0.450%, 1.68%, 07/15/2022(2)	3,011,856
1,785,000	1.78%, 06/15/2022	1,782,071
2,500,000	Capital One Multi-Asset Execution Trust 1 mo. LIBOR + 0.450%, 1.68%, 02/15/2022(2)	2,513,220
	CARDS Trust
1,815,000	1 mo. LIBOR + 0.370%, 1.60%, 04/18/2022(1)(2)	1,819,785
2,480,000	1 mo. LIBOR + 0.700%, 1.93%, 07/15/2021(1)(2)	2,490,549
	Chase Issuance Trust
2,250,000	1.27%, 07/15/2021	2,230,361
6,000,000	1 mo. LIBOR + 0.420%, 1.65%, 11/16/2020(2)	6,024,543
	Evergreen Credit Card Trust
4,750,000	1 mo. LIBOR + 0.720%, 1.95%, 04/15/2020(1)(2)	4,764,537
3,650,000	Master Credit Card Trust 1 mo. LIBOR + 0.750%, 1.99%, 09/23/2019(1)(2)	3,663,378

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$2,000,000	Penarth Master Issuer plc 1 mo. LIBOR + 0.650%, 1.88%, 03/18/2020(1)(2)	$2,005,000
	Synchrony Credit Card Master Note Trust
2,855,000	1.60%, 04/15/2021	2,856,154
3,500,000	1.61%, 11/15/2020	3,500,880
2,380,000	Trillium Credit Card Trust 1 mo. LIBOR + 0.720%, 1.96%, 05/26/2021(1)(2)	2,389,022

		42,974,206

	Asset-Backed - Finance & Insurance - 6.1%
3,275,000	Ally Master Owner Trust 1.60%, 10/15/2019	3,275,228
	CNH Equipment Trust
939,884	1.26%, 02/18/2020	938,330
530,384	1.31%, 10/15/2019	530,057
2,095,000	1.64%, 07/15/2020	2,095,467
	Ford Credit Floorplan Master Owner Trust
1,745,000	1 mo. LIBOR + 0.530%, 1.76%, 07/15/2020(2)	1,749,673
1,380,000	1 mo. LIBOR + 0.600%, 1.83%, 08/15/2020(2)	1,385,315
	GMF Floorplan Owner Revolving Trust
2,675,000	1 mo. LIBOR + 0.430%, 1.66%, 07/15/2022(1)(2)	2,678,641
1,150,000	1 mo. LIBOR + 0.500%, 1.73%, 05/15/2020(1)(2)	1,152,549
1,440,000	1 mo. LIBOR + 0.570%, 1.80%, 01/18/2022(1)(2)	1,448,208
	GreatAmerica Leasing Receivables Funding LLC
217,219	1.57%, 05/21/2018(1)	217,105
915,000	1.72%, 04/22/2019(1)	915,093
	John Deere Owner Trust
805,498	1.09%, 02/15/2019	804,991
830,000	1.50%, 10/15/2019	829,692
455,000	1.59%, 04/15/2020	454,740
460,433	Kubota Credit Owner Trust 1.25%, 04/15/2019(1)	459,904
	MMAF Equipment Finance LLC
2,346,393	1.39%, 10/16/2019(1)	2,343,881
965,000	1.73%, 05/18/2020(1)	965,283
	New York City Tax Lien
308,276	1.34%, 11/10/2028(1)	307,919
257,977	1.47%, 11/10/2029(1)	258,835
2,410,000	1.87%, 11/10/2030(1)	2,410,000
	Verizon Owner Trust
2,250,000	1.42%, 01/20/2021(1)	2,239,493
730,000	1.92%, 12/20/2021(1)	729,430
905,000	2.06%, 09/20/2021(1)	907,472
3,965,000	Volvo Financial Equipment LLC 1.55%, 10/15/2019(1)	3,962,865

		33,060,171

	Asset-Backed - Student Loan - 1.6%
	Navient Student Loan Trust
1,653,917	1 mo. USD LIBOR + 0.400%, 1.64%, 07/26/2066(1)(2)	1,655,949
566,717	1 mo. USD LIBOR + 0.480%, 1.72%, 03/25/2066(1)(2)	567,850
	SLM Student Loan Trust
1,242,722	3 mo. USD LIBOR + 0.090%, 1.40%, 10/25/2024(2)	1,241,330
938,829	3 mo. USD LIBOR + 0.120%, 1.43%, 01/25/2027(2)	935,458
168,594	1 mo. USD LIBOR + 0.350%, 1.59%, 10/25/2021(2)	168,731
1,259,203	1 mo. USD LIBOR + 0.520%, 1.76%, 03/25/2026(2)	1,264,306
1,910,265	1 mo. USD LIBOR + 0.600%, 1.84%, 11/25/2027(2)	1,923,446
831,865	SoFi Professional Loan Program LLC 1 mo. USD LIBOR + 1.600%, 2.83%, 06/25/2025(1)(2)	844,808

		8,601,878

	Commercial Mortgage - Backed Securities - 1.1%
918,646	Community or Commercial Mortgage Trust 1.91%, 01/10/2046	918,600
1,365,000	FREMF Mortgage Trust 1 mo. LIBOR + 0.320%, 1.56%, 02/25/2020(2)	1,367,934

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 800,000	GS Mortgage Securities Corp. Trust 1 mo. LIBOR + 0.700%, 1.93%, 07/15/2032(1)(2)	$800,490
3,059,770	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(2)(3)	3,092,161

		6,179,185

	Total Asset & Commercial Mortgage Backed Securities (cost $167,331,518)	$167,235,300
Corporate Bonds - 43.4%
	Agriculture - 1.0%
2,000,000	BAT International Finance plc 3 mo. USD LIBOR + 0.510%, 1.83%, 06/15/2018(1)(2)	2,003,216
1,750,000	Philip Morris International, Inc. 3 mo. USD LIBOR + 0.420%, 1.74%, 02/21/2020(2)	1,757,178
1,425,000	Reynolds American, Inc. 2.30%, 06/12/2018	1,431,262

		5,191,656

	Auto Manufacturers - 4.8%
2,500,000	American Honda Finance Corp. 3 mo. USD LIBOR + 0.460%, 1.76%, 07/13/2018(2)	2,508,208
	Daimler Finance North America LLC
1,750,000	1.50%, 07/05/2019(1)	1,735,668
2,000,000	1.65%, 05/18/2018(1)	1,999,506
2,500,000	Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 0.830%,2.14%, 03/12/2019(2)	2,511,968
1,500,000	2.26%, 03/28/2019	1,503,889
1,500,000	Harley-Davidson Financial Services, Inc. 2.25%, 01/15/2019(1)	1,503,719
	Nissan Motor Acceptance Corp.
2,000,000	1.50%, 03/02/2018(1)	1,999,025
1,900,000	3 mo. USD LIBOR + 0.390%, 1.72%, 09/28/2020(1)(2)	1,903,401
	PACCAR Financial Corp.
1,000,000	1.40%, 05/18/2018	999,532
1,500,000	3 mo. USD LIBOR + 0.600%, 1.92%, 12/06/2018(2)	1,508,741
	Toyota Motor Credit Corp.
1,250,000	1.20%, 04/06/2018	1,248,378
2,000,000	3 mo. USD LIBOR + 0.260%, 1.56%, 04/17/2020(2)	2,005,990
1,850,000	3 mo. USD LIBOR + 0.320%, 1.62%, 01/12/2018(2)	1,851,669
3,000,000	Volkswagen Group of America Finance LLC 3 mo. USD LIBOR + 0.470%, 1.79%, 05/22/2018(1)(2)	3,001,948

		26,281,642

	Beverages - 2.3%
5,000,000	Anheuser-Busch InBev Finance, Inc. 3 mo. USD LIBOR + 0.400%, 1.71%, 02/01/2019(2)	5,019,648
6,000,000	Anheuser-Busch InBev Worldwide, Inc. 3 mo. USD LIBOR + 0.690%, 2.00%, 08/01/2018(2)	6,028,913
1,250,000	PepsiCo, Inc. 3 mo. USD LIBOR + 0.040%, 1.35%, 05/02/2019(2)	1,249,793

		12,298,354

	Biotechnology - 0.6%
2,000,000	Amgen, Inc. 3 mo. USD LIBOR + 0.320%, 1.63%, 05/10/2019(2)	2,006,521
1,205,000	Gilead Sciences, Inc. 1.85%, 09/20/2019	1,205,951

		3,212,472

	Chemicals - 0.5%
1,250,000	Air Liquide Finance S.A. 1.38%, 09/27/2019(1)	1,235,529
1,450,000	EI du Pont de Nemours & Co. 3 mo. USD LIBOR + 0.530%, 1.84%, 05/01/2020(2)	1,462,230

		2,697,759

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Commercial Banks - 18.9%
$ 2,200,000	ABN Amro Bank N.V. 3 mo. USD LIBOR + 0.640%, 1.94%, 01/18/2019(1)(2)	$2,209,808
	Bank of America Corp.
1,500,000	3 mo. USD LIBOR + 0.650%,1.97%,10/01/2021(2)	1,504,524
1,280,000	2.00%, 01/11/2018	1,281,414
2,000,000	3 mo. USD LIBOR + 1.040%,2.34%,01/15/2019(2)	2,019,654
720,000	5.65%, 05/01/2018	736,440
	Bank of Montreal
1,350,000	1.35%, 08/28/2018	1,346,746
2,000,000	1.40%, 04/10/2018	1,999,020
1,750,000	Bank of Nova Scotia 1.65%, 06/14/2019	1,745,267
	BB&T Corp.
1,500,000	3 mo. USD LIBOR + 0.570%,1.89%, 06/15/2020(2)	1,508,825
2,500,000	3 mo. USD LIBOR + 0.660%,1.97%, 02/01/2019(2)	2,516,530
	Capital One Financial Corp.
1,250,000	3 mo. USD LIBOR + 0.760%,2.07%, 05/12/2020(2)	1,256,367
1,500,000	3 mo. USD LIBOR + 0.950%,2.27%, 03/09/2022(2)	1,500,040
4,000,000	Citigroup, Inc. 3 mo. USD LIBOR + 0.770%, 2.07%, 04/08/2019(2)	4,024,090
1,500,000	Citizens Bank NA 3 mo. USD LIBOR + 0.540%, 1.86%, 03/02/2020(2)	1,500,705
2,070,000	Commonwealth Bank of Australia 3 mo. USD LIBOR + 0.640%, 1.95%, 11/07/2019(1)(2)	2,083,976
2,500,000	Credit Agricole S.A. 3 mo. USD LIBOR + 0.970%, 2.29%, 06/10/2020(1)(2)	2,536,405
	Credit Suisse AG
2,250,000	1.70%, 04/27/2018	2,251,771
2,250,000	3 mo. USD LIBOR + 0.680%,2.00%, 04/27/2018(2)	2,257,581
	Danske Bank A/S
1,500,000	3 mo. USD LIBOR + 0.510%,1.83%, 03/02/2020(1)(2)	1,503,687
2,000,000	3 mo. USD LIBOR + 0.580%,1.90%, 09/06/2019(1)(2)	2,010,151
1,500,000	Deutsche Bank AG 3 mo. USD LIBOR + 0.970%, 2.27%, 07/13/2020(2)	1,504,863
1,500,000	DNB Bank ASA 3 mo. USD LIBOR + 0.370%, 1.71%, 10/02/2020(1)(2)	1,500,869
	Fifth Third Bank
2,350,000	3 mo. USD LIBOR + 0.590%,1.92%, 09/27/2019(2)	2,360,992
2,000,000	3 mo. USD LIBOR + 0.910%,2.23%, 08/20/2018(2)	2,012,384
	Goldman Sachs Group, Inc.
2,000,000	3 mo. USD LIBOR + 1.160%,2.47%, 04/23/2020(2)	2,032,283
3,500,000	3 mo. USD LIBOR + 1.170%,2.49%, 11/15/2021(2)	3,548,020
1,000,000	3 mo. USD LIBOR + 1.200%,2.51%, 04/30/2018(2)	1,005,902
3,000,000	HSBC Bank plc 3 mo. USD LIBOR + 0.640%, 1.96%, 05/15/2018(1)(2)	3,009,903
1,500,000	Huntington National Bank 3 mo. USD LIBOR + 0.510%, 1.83%, 03/10/2020(2)	1,509,497
	ING Bank N.V.
1,000,000	1.65%, 08/15/2019(1)	991,805
2,300,000	3 mo. USD LIBOR + 0.550%,1.87%, 03/16/2018(1)(2)	2,304,375
	JP Morgan Chase & Co.
3,000,000	3 mo. USD LIBOR + 0.630%,1.94%, 01/28/2019(2)	3,017,299
1,500,000	3 mo. USD LIBOR + 0.680%,2.00%, 06/01/2021(2)	1,507,605
	KeyBank NA
1,000,000	1.60%, 08/22/2019	994,637
1,600,000	3 mo. USD LIBOR + 0.520%,1.84%, 06/01/2018(2)	1,604,906
	Morgan Stanley
3,000,000	3 mo. USD LIBOR + 0.850%,2.16%, 01/24/2019(2)	3,020,591
1,275,000	5.95%, 12/28/2017	1,287,975
	PNC Bank NA
2,000,000	1.45%, 07/29/2019	1,986,833
870,000	1.70%, 12/07/2018	869,012
3,000,000	Royal Bank of Canada 3 mo. USD LIBOR + 0.450%, 1.75%, 01/10/2019(2)	3,012,679

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

$ 2,500,000	Santander UK plc 3 mo. USD LIBOR + 0.850%, 2.17%, 08/24/2018(2)	$2,514,088
3,000,000	Societe Generale S.A. 3 mo. USD LIBOR + 1.080%, 2.42%, 10/01/2018(2)	3,025,172
2,000,000	Standard Chartered plc 3 mo. USD LIBOR + 0.640%, 1.94%, 04/17/2018(1)(2)	2,002,056
1,250,000	Sumitomo Mitsui Banking Corp. 3 mo. USD LIBOR + 0.670%, 1.98%, 10/19/2018(2)	1,255,731
3,000,000	SunTrust Bank 3 mo. USD LIBOR + 0.530%, 1.84%, 01/31/2020(2)	3,017,780
	Svenska Handelsbanken AB
1,250,000	3 mo. USD LIBOR + 0.360%, 1.68%, 09/08/2020(2)	1,252,262
1,665,000	3 mo. USD LIBOR + 0.490%, 1.81%, 09/06/2019(2)	1,672,832
2,250,000	Toronto-Dominion Bank 1.45%, 08/13/2019	2,234,609
875,000	U.S. Bancorp 3 mo. USD LIBOR + 0.490%, 1.81%, 11/15/2018(2)	878,829
1,250,000	U.S. Bank NA 3 mo. USD LIBOR + 0.320%, 1.63%, 01/24/2020(2)	1,253,894
	UBS AG
1,250,000	3 mo. USD LIBOR + 0.320%, 1.64%, 12/07/2018(1)(2)	1,251,846
800,000	3 mo. USD LIBOR + 0.580%, 1.90%, 06/08/2020(1)(2)	803,000
1,500,000	3 mo. USD LIBOR + 0.700%, 2.03%, 03/26/2018(2)	1,504,368
	Wells Fargo Bank NA
1,500,000	1.65%, 01/22/2018	1,501,214
2,000,000	3 mo. USD LIBOR + 0.650%, 1.97%, 12/06/2019(2)	2,019,789

		103,062,901

	Commercial Services - 0.2%
1,370,000	Catholic Health Initiatives 1.60%, 11/01/2017	1,369,943

	Diversified Financial Services - 1.8%
	American Express Credit Corp.
1,000,000	3 mo. USD LIBOR + 0.330%, 1.64%, 05/03/2019(2)	1,002,528
2,500,000	3 mo. USD LIBOR + 0.550%, 1.87%, 03/18/2019(2)	2,515,050
3,000,000	General Electric Co. 3 mo. USD LIBOR + 0.710%,, 2.05%, 04/02/2018(2)	3,010,889
1,465,000	Protective Life Global Funding 1.72%, 04/15/2019(1)	1,460,102
1,700,000	Synchrony Financial 3 mo. USD LIBOR + 1.230%, 2.54%, 02/03/2020(2)	1,716,967

		9,705,536

	Electric - 0.2%
1,080,000	Pacific Gas & Electric Co. 3 mo. USD LIBOR + 0.200%, 1.52%, 11/30/2017(2)	1,079,909

	Electronics - 0.4%
2,000,000	Honeywell International, Inc. 3 mo. USD LIBOR + 0.280%, 1.59%, 10/30/2019(2)	2,008,162

	Food - 0.3%
1,500,000	Kraft Heinz Foods Co. 3 mo. USD LIBOR + 0.570%, 1.88%, 02/10/2021(2)	1,501,348

	Healthcare-Products - 0.3%
1,820,000	Medtronic, Inc. 1.50%, 03/15/2018	1,820,037

	Healthcare-Services - 0.5%
2,500,000	Roche Holdings, Inc. 3 mo. USD LIBOR + 0.340%, 1.68%, 09/30/2019(1)(2)	2,510,165

	Insurance - 2.6%
2,000,000	Berkshire Hathaway, Inc. 1.15%, 08/15/2018	1,994,122
1,400,000	Jackson National Life Global Funding 3 mo. USD LIBOR + 0.250%, 1.58%, 12/27/2018(1)(2)	1,401,672
	MassMutual Global Funding II

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

1,500,000	1.55%, 10/11/2019(1)	$1,487,728
$ 704,000	1.95%, 09/22/2020(1)	702,113
2,460,000	Metropolitan Life Global Funding I 1.75%, 12/19/2018(1)	2,457,032
2,000,000	New York Life Global Funding 3 mo. USD LIBOR + 0.270%, 1.57%, 04/09/2020(1)(2)	2,005,429
4,000,000	Prudential Financial, Inc. 3 mo. USD LIBOR + 0.780%, 2.10%, 08/15/2018(2)	4,023,333

		14,071,429

	IT Services - 0.8%
1,425,000	Apple, Inc. 3 mo. USD LIBOR + 0.070%, 1.38%, 05/11/2020(2)	1,425,769
	Hewlett Packard Enterprise Co.
2,000,000	2.10%, 10/04/2019(1)	2,000,679
1,167,000	2.45%, 10/05/2017	1,167,054

		4,593,502

	Machinery - Construction & Mining - 0.3%
1,750,000	Caterpillar Financial Services Corp. 3 mo. USD LIBOR + 0.280%, 1.60%, 03/22/2019(2)	1,753,393

	Machinery-Diversified - 0.6%
	John Deere Capital Corp.
1,125,000	3 mo. USD LIBOR + 0.290%, 1.61%, 06/22/2020(2)	1,126,845
2,000,000	3 mo. USD LIBOR + 0.300%, 1.62%, 03/13/2020(2)	2,004,952

		3,131,797

	Media - 1.0%
	NBCUniversal Enterprise, Inc.
1,125,000	3 mo. USD LIBOR + 0.400%, 1.74%, 04/01/2021(1)(2)	1,127,698
3,000,000	3 mo. USD LIBOR + 0.685%, 1.99%, 04/15/2018(1)(2)	3,010,081
1,315,000	Walt Disney Co. 0.88%, 07/12/2019	1,295,048

		5,432,827

	Miscellaneous Manufacturing - 0.6%
	Siemens Financieringsmaatschappij N.V.
1,700,000	3 mo. USD LIBOR + 0.320%, 1.64%, 09/13/2019(1)(2)	1,705,914
1,500,000	3 mo. USD LIBOR + 0.340%, 1.66%, 03/16/2020(1)(2)	1,503,383

		3,209,297

	Oil & Gas - 3.0%
	BP Capital Markets plc
2,345,000	1.67%, 02/13/2018	2,346,665
980,000	1.77%, 09/19/2019	980,401
4,000,000	3 mo. USD LIBOR + 0.630%, 1.96%, 09/26/2018(2)	4,020,593
1,500,000	Chevron Corp. 3 mo. USD LIBOR + 0.210%, 1.53%, 03/03/2020(2)	1,504,235
3,000,000	ConocoPhillips Co. 3 mo. USD LIBOR + 0.330%, 1.65%, 05/15/2018(2)	3,002,962
1,660,000	Phillips 66 3 mo. USD LIBOR + 0.750%, 2.05%, 04/15/2020(1)(2)	1,662,388
3,000,000	Statoil ASA 3 mo. USD LIBOR + 0.460%, 1.77%, 11/08/2018(2)	3,012,358

		16,529,602

	Oil & Gas Services - 0.3%
1,800,000	Schlumberger Holdings Corp. 1.90%, 12/21/2017(1)	1,801,648

	Pharmaceuticals - 1.4%
4,700,000	Allergan Funding SCS 3 mo. USD LIBOR + 1.080%, 2.39%, 03/12/2018(2)	4,715,565
1,750,000	Baxalta, Inc. 3 mo. USD LIBOR + 0.780%, 2.10%, 06/22/2018(2)	1,756,237
1,425,000	Cardinal Health, Inc. 1.95%, 06/14/2019	1,425,567

		7,897,369

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

	Retail - 0.6%
$ 1,500,000	CVS Health Corp. 1.90%, 07/20/2018		$1,503,593
1,500,000	Home Depot, Inc. 3 mo. USD LIBOR + 0.150%, 1.47%, 06/05/2020(2)		1,503,106

			3,006,699

	Semiconductors - 0.4%
2,000,000	QUALCOMM, Inc. 3 mo. USD LIBOR + 0.450%, 1.77%, 05/20/2020(2)		2,012,667

	Total Corporate Bonds (cost $235,519,994)		$236,180,114

Municipal Bonds - 0.0%
	General - 0.0%
170,000	Fresno County, CA 4.66%, 08/15/2018		174,170

	Total Municipal Bonds (cost $172,459)		$174,170

U.S. Government Agencies - 6.2%
	FHLB - 5.5%
$ 15,000,000	0.88%, 01/30/2018		$14,989,455
15,000,000	1.38%, 05/28/2019		14,976,225

			29,965,680

	FHLMC - 0.7%
$3,825,000	0.75%, 04/09/2018		$3,814,454

	Total U.S. Government Agencies (cost $33,805,311)		$33,780,134

U.S. Government Securities - 19.1%
	U.S. Treasury Securities - 19.1%
	U.S. Treasury Notes - 19.1%
$ 10,000,000	0.75%, 10/31/2017		$9,997,700
14,000,000	0.75%, 01/31/2018		13,980,672
25,000,000	0.75%, 07/31/2018		24,882,813
25,000,000	0.88%, 01/31/2018		24,975,700
22,500,000	0.88%, 10/15/2018		22,382,226
7,500,000	1.00%, 02/15/2018		7,494,990

			103,714,101

			103,714,101

	Total U.S. Government Securities (cost $103,761,561)		$103,714,101

	Total Long-Term Investments (cost $540,590,843)		$541,083,819

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
4,096,410	Fidelity Institutional Government Fund, Institutional Class		$4,096,410

	Total Short-Term Investments (cost $4,096,410)		$4,096,410

	Total Investments (cost $544,687,253)	100.2%	$545,180,229
	Other Assets and Liabilities	(0.2)%	(1,256,323)

	Total Net Assets	100.0%	$543,923,906

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $138,688,807, which represented 25.5% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2017.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$167,235,300	$—	$167,235,300	$—
Corporate Bonds	236,180,114	—	236,180,114	—
Municipal Bonds	174,170	—	174,170	—
U.S. Government Agencies	33,780,134	—	33,780,134	—
U.S. Government Securities	103,714,101	—	103,714,101	—
Short-Term Investments	4,096,410	4,096,410	—	—

Total	$545,180,229	$4,096,410	$541,083,819	$—

(1) For the nine-month period ended September 30, 2017, there were no transfers between any levels.

Hartford Value HLS Fund
Schedule of Investments September 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.0%
	Banks - 16.3%
390,620	Bank of America Corp.	$9,898,311
204,615	Citigroup, Inc.	14,883,695
243,842	JP Morgan Chase & Co.	23,289,350
43,550	M&T Bank Corp.	7,013,292
96,230	PNC Financial Services Group, Inc.	12,968,917
287,115	Wells Fargo & Co.	15,834,392

		83,887,957

	Capital Goods - 9.3%
25,635	3M Co.	5,380,786
44,460	Caterpillar, Inc.	5,544,607
109,235	Eaton Corp. plc	8,388,156
84,940	Fortune Brands Home & Security, Inc.	5,710,516
234,860	General Electric Co.	5,678,915
88,115	Ingersoll-Rand plc	7,857,214
75,280	Triumph Group, Inc.	2,239,580
63,460	United Technologies Corp.	7,366,437

		48,166,211

	Commercial & Professional Services - 0.7%
92,530	Nielsen Holdings plc	3,835,368

	Consumer Durables & Apparel - 1.2%
229,835	PulteGroup, Inc.	6,281,391

	Consumer Services - 2.2%
95,013	Hilton Worldwide Holdings, Inc.	6,598,653
91,830	Norwegian Cruise Line Holdings Ltd.*	4,963,411

		11,562,064

	Diversified Financials - 5.6%
17,195	BlackRock, Inc.	7,687,713
26,670	Goldman Sachs Group, Inc.	6,325,857
184,110	Invesco Ltd.	6,451,214
74,000	Nasdaq, Inc.	5,740,180
61,490	Thomson Reuters Corp.	2,821,161

		29,026,125

	Energy - 10.0%
173,160	Canadian Natural Resources Ltd.	5,799,128
103,505	Chevron Corp.	12,161,838
73,960	EOG Resources, Inc.	7,154,890
83,185	Exxon Mobil Corp.	6,819,506
136,785	Halliburton Co.	6,296,214
355,209	Marathon Oil Corp.	4,816,634
46,630	Occidental Petroleum Corp.	2,994,112
28,640	Pioneer Natural Resources Co.	4,225,546
205,550	Southwestern Energy Co.*	1,255,911

		51,523,779

	Food, Beverage & Tobacco - 4.2%
79,025	British American Tobacco plc	4,947,258
45,013	Kraft Heinz Co.	3,490,758
113,080	Mondelez International, Inc. Class A	4,597,833
77,080	Philip Morris International, Inc.	8,556,651

		21,592,500

	Health Care Equipment & Services - 3.0%
92,766	Medtronic plc	7,214,412
42,045	UnitedHealth Group, Inc.	8,234,513

		15,448,925

	Household & Personal Products - 0.8%
72,950	Unilever N.V.	4,306,968

	Insurance - 6.5%
77,495	American International Group, Inc.	4,757,418

Hartford Value HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

57,020	Chubb Ltd.	$8,128,201
77,870	Marsh & McLennan Cos., Inc.	6,526,284
110,980	MetLife, Inc.	5,765,411
67,985	Principal Financial Group, Inc.	4,374,155
72,375	Unum Group	3,700,534

		33,252,003

	Materials - 3.1%
123,060	DowDuPont, Inc.	8,519,444
127,775	International Paper Co.	7,260,175

		15,779,619

	Media - 2.5%
74,420	CBS Corp. Class B	4,316,360
140,490	Comcast Corp. Class A	5,406,055
109,970	Viacom, Inc. Class B	3,061,565

		12,783,980

	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
35,880	Allergan plc	7,353,606
28,410	Amgen, Inc.	5,297,045
160,330	AstraZeneca plc ADR	5,431,980
117,940	Bristol-Myers Squibb Co.	7,517,496
188,620	Merck & Co., Inc.	12,077,339
30,526	Roche Holding AG	7,803,060

		45,480,526

	Real Estate - 1.0%
188,690	Park Hotels & Resorts, Inc. REIT	5,200,296

	Retailing - 3.0%
30,780	Home Depot, Inc.	5,034,377
61,860	L Brands, Inc.	2,573,995
236,850	Liberty Interactive Corp. QVC Group Class A*	5,582,554
35,070	Signet Jewelers Ltd.	2,333,908

		15,524,834

	Semiconductors & Semiconductor Equipment - 5.3%
39,180	Analog Devices, Inc.	3,376,141
313,270	Intel Corp.	11,929,321
123,265	Maxim Integrated Products, Inc.	5,880,973
119,440	QUALCOMM, Inc.	6,191,770

		27,378,205

	Software & Services - 3.2%
80,340	Cognizant Technology Solutions Corp. Class A	5,827,864
130,910	eBay, Inc.*	5,034,799
76,605	Microsoft Corp.	5,706,306

		16,568,969

	Technology Hardware & Equipment - 4.6%
416,110	Cisco Systems, Inc.	13,993,779
124,370	NetApp, Inc.	5,442,431
707,860	Nokia Oyj ADR	4,233,003

		23,669,213

	Telecommunication Services - 1.2%
126,720	Verizon Communications, Inc.	6,271,373

	Transportation - 2.0%
131,615	Schneider National, Inc. Class B	3,329,860
57,820	Union Pacific Corp.	6,705,385

		10,035,245

	Utilities - 3.5%
41,440	Dominion Energy, Inc.	3,187,979
64,400	Edison International	4,969,748
107,605	Eversource Energy	6,503,646

Hartford Value HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

23,635	NextEra Energy, Inc.		$3,463,710

			18,125,083

	Total Common Stocks (cost $375,244,344)		$505,700,634

	Total Long-Term Investments (cost $375,244,344)		$505,700,634
Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
3,712,981	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		$3,712,981

	Total Short-Term Investments (cost $3,712,981)		$3,712,981

	Total Investments (cost $378,957,325)	98.7%	$509,413,615
	Other Assets and Liabilities	1.3%	6,501,239

	Total Net Assets	100.0%	$515,914,854

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Value HLS Fund
Schedule of Investments – (continued) September 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$83,887,957	$83,887,957	$—	$—
Capital Goods	48,166,211	48,166,211	—	—
Commercial & Professional Services	3,835,368	3,835,368	—	—
Consumer Durables & Apparel	6,281,391	6,281,391	—	—
Consumer Services	11,562,064	11,562,064	—	—
Diversified Financials	29,026,125	29,026,125	—	—
Energy	51,523,779	51,523,779	—	—
Food, Beverage & Tobacco	21,592,500	21,592,500	—	—
Health Care Equipment & Services	15,448,925	15,448,925	—	—
Household & Personal Products	4,306,968	4,306,968	—	—
Insurance	33,252,003	33,252,003	—	—
Materials	15,779,619	15,779,619	—	—
Media	12,783,980	12,783,980	—	—
Pharmaceuticals, Biotechnology & Life Sciences	45,480,526	45,480,526	—	—
Real Estate	5,200,296	5,200,296	—	—
Retailing	15,524,834	15,524,834	—	—
Semiconductors & Semiconductor Equipment	27,378,205	27,378,205	—	—
Software & Services	16,568,969	16,568,969	—	—
Technology Hardware & Equipment	23,669,213	23,669,213	—	—
Telecommunication Services	6,271,373	6,271,373	—	—
Transportation	10,035,245	10,035,245	—	—
Utilities	18,125,083	18,125,083	—	—
Short-Term Investments	3,712,981	3,712,981	—	—

Total	$509,413,615	$509,413,615	$—	$—

(1) For the nine-month period ended September 30, 2017, there were no transfers between any levels.

Hartford Series Fund, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments.

These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: November 29, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 29, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: November 29, 2017	By:	/s/ Michael J. Flook
Michael J. Flook
Vice President, Treasurer and Controller